Vanguard California Intermediate-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.8%)
California (99.2%)
91 Express Lanes Toll Road Highway Revenue	5.000%	8/15/22	1,050	1,133
91 Express Lanes Toll Road Highway Revenue	5.000%	8/15/27	2,565	2,845
91 Express Lanes Toll Road Highway Revenue	5.000%	8/15/28	2,545	2,815
91 Express Lanes Toll Road Highway Revenue	5.000%	8/15/29	100	110
ABAG Finance Authority for Nonprofit Corps.	5.000%	9/2/21	275	288
ABAG Finance Authority for Nonprofit Corps.	5.000%	9/2/22	350	384
ABAG Finance Authority for Nonprofit Corps.	5.000%	9/2/23	370	423
ABAG Finance Authority for Nonprofit Corps.	5.000%	9/2/24	395	471
ABAG Finance Authority for Nonprofit Corps.	5.000%	9/2/25	505	587
ABAG Finance Authority for Nonprofit Corps.	5.000%	9/2/26	675	785
ABAG Finance Authority for Nonprofit Corps.	5.000%	9/2/28	1,150	1,335
ABAG Finance Authority for Nonprofit Corps.	5.000%	9/2/29	985	1,142
ABAG Finance Authority for Nonprofit Corps.	5.000%	9/2/30	1,405	1,628
ABAG Finance Authority for Nonprofit Corps.	5.000%	9/2/31	495	572
ABAG Finance Authority for Nonprofit Corps.	5.000%	9/2/32	520	599
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	1,000	1,042
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,020	1,070
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.250%	8/1/23	1,000	1,043
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,195	1,253
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	960	1,020
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	950	1,009
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,490	2,639
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	100	106
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	900	954
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	6.000%	8/1/30	19,165	20,103
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	6.000%	7/1/31	2,750	2,813
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,000	1,114
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	7,250	7,958
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,120	3,253

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,108
	ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,790	1,975
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue	5.000%	7/1/22	555	598
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue	5.000%	7/1/23	1,000	1,077
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue	5.000%	7/1/24	1,265	1,361
[1]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/27	750	874
[1]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,000	1,161
[1]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/30	1,680	1,942
[1]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,640	1,893
[1]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/32	3,000	3,456
[1]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,375	2,733
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	4.000%	10/1/21	1,495	1,534
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/22	2,220	2,416
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/22	6,350	6,878
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	4.000%	10/1/23	3,265	3,563
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/23	2,610	2,947
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	125	140
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	2,755	3,192
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	3,660	4,100
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	4,185	4,988
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/28	150	167
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/20	285	285
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/29	30,290	24,358
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	10,220	7,954
[4]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/33	330	235
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	16,110	18,790
[2]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/35	275	303
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	20,470	23,801

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	2,055	2,401
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	13,520	15,674
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,140	1,328
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	880	1,018
[3]	Alameda Corridor Transportation Authority Transit Revenue, ETM	0.000%	10/1/20	13,780	13,777
	Alameda County CA Unified School District GO	4.000%	8/1/28	500	618
	Alameda County CA Unified School District GO	4.000%	8/1/29	350	430
	Alameda County CA Unified School District GO	4.000%	8/1/30	500	610
	Alameda County CA Unified School District GO	4.000%	8/1/31	415	504
	Alameda County CA Unified School District GO	4.000%	8/1/32	460	554
	Alameda County CA Unified School District GO	4.000%	8/1/33	500	596
	Alameda County CA Unified School District GO	4.000%	8/1/34	500	592
	Alameda County CA Unified School District GO	5.000%	8/1/34	2,890	3,465
	Alameda County CA Unified School District GO	3.000%	8/1/35	1,000	1,075
	Alameda County CA Unified School District GO	3.000%	8/1/36	1,065	1,134
	Alameda County CA Unified School District GO	3.000%	8/1/38	1,000	1,052
	Alameda County CA Unified School District GO	3.000%	8/1/39	2,160	2,267
[5]	Alameda County Joint Powers Authority Lease (Abatement) Revenue	4.000%	12/1/34	11,125	12,890
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	12/1/32	7,000	7,958
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	12/1/33	8,415	9,548
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	12/1/34	4,640	5,260
	Alameda County Transportation Commission Sales Tax Revenue	4.000%	3/1/22	5,600	5,924
[1]	Alum Rock Union Elementary School District GO	5.000%	8/1/22	500	544
[1]	Alum Rock Union Elementary School District GO	5.000%	8/1/23	800	905
[1]	Alum Rock Union Elementary School District GO	5.000%	8/1/24	1,000	1,175
[1]	Alum Rock Union Elementary School District GO	5.000%	8/1/25	1,275	1,549
[1]	Alum Rock Union Elementary School District GO	5.000%	8/1/26	1,180	1,426
[1]	Alum Rock Union Elementary School District GO	5.000%	8/1/32	2,745	3,231
[4]	Alvord Unified School District GO	5.900%	2/1/21	2,230	2,282
[2]	Alvord Unified School District GO	5.000%	8/1/23	530	600
[2]	Alvord Unified School District GO	5.900%	2/1/24	3,865	4,377
[2]	Alvord Unified School District GO	5.000%	8/1/24	650	764
[2]	Alvord Unified School District GO	5.000%	8/1/27	1,300	1,669
[2]	Alvord Unified School District GO	5.000%	8/1/28	1,375	1,808
[2]	Alvord Unified School District GO	5.000%	8/1/29	1,525	1,993
[2]	Alvord Unified School District GO	5.000%	8/1/30	1,950	2,534
[2]	Alvord Unified School District GO	5.000%	8/1/31	1,750	2,254
[2]	Alvord Unified School District GO	5.000%	8/1/32	1,405	1,792
[4]	Anaheim CA City School District GO	0.000%	8/1/27	11,075	10,214
[6]	Anaheim CA Public Financing Authority TOB VRDO	0.150%	9/3/20	3,000	3,000

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/21	1,000	1,052
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/21	3,815	4,015
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/22	2,370	2,602
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/23	3,250	3,642
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/24	1,175	1,396
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/24	4,100	4,593
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/25	5,280	5,909
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/26	3,175	4,010
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/26	5,290	5,914
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	2,035	2,642
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/28	4,035	4,502
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/30	500	602
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/31	11,000	12,210
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/31	500	600
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/32	9,755	10,804
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/32	1,485	1,778
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/33	3,305	3,657
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/33	815	973
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/34	7,390	8,169
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/34	800	953
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/35	2,500	2,761
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/35	1,155	1,372
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/36	1,830	2,171
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/36	2,495	2,960
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/37	1,250	1,480
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/37	1,000	1,184
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/38	2,860	3,381
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/39	1,300	1,535
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/39	645	761
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/40	1,000	1,178

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/40	2,385	2,811
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/45	1,910	2,235
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/45	4,675	5,472
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water System Project)	5.000%	10/1/45	175	207
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water System Project), Prere.	5.000%	10/1/21	300	316
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water System Project), Prere.	5.000%	10/1/21	300	316
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water System Project), Prere.	5.000%	10/1/21	765	805
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water System Project), Prere.	5.000%	10/1/21	505	531
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water System Project), Prere.	5.000%	10/1/21	500	526
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	830	871
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	1,125	1,181
	Anaheim Public Financing Authority Electric Power & Light Revenue	4.000%	10/1/31	12,000	12,731
	Anaheim Public Financing Authority Electric Power & Light Revenue, Prere.	5.250%	4/1/21	5,585	5,751
	Anaheim Public Financing Authority Lease (Abatement) Revenue	5.000%	5/1/27	1,350	1,533
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/30	1,070	919
	Anaheim Public Financing Authority Lease (Abatement) Revenue	5.000%	5/1/33	2,950	3,291
	Anaheim Public Financing Authority Lease (Abatement) Revenue	5.000%	5/1/39	4,870	5,381
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/22	75	80
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/23	655	725
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/24	375	428
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/30	3,000	3,815
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/31	2,265	2,864
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/32	2,070	2,598

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/34	2,000	2,383
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	6,500	7,717
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/36	15,500	18,318
	Anaheim Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/29	1,300	1,623
	Antelope Valley Community College District GO	4.000%	8/1/35	350	434
	Antelope Valley Community College District GO	4.000%	8/1/37	350	427
	Antelope Valley Community College District GO	4.000%	8/1/38	1,400	1,702
	Antelope Valley Community College District GO	4.000%	8/1/39	1,460	1,769
	Antelope Valley Community College District GO	4.000%	8/1/40	1,020	1,231
[6]	Antioch CA Unified School District TOB VRDO	0.190%	9/3/20	10,230	10,230
	Arcadia CA Unified School District GO	4.000%	8/1/28	2,125	2,554
	Arcadia CA Unified School District GO	4.000%	8/1/29	2,675	3,199
[2]	Azusa Unified School District GO	4.000%	8/1/31	4,045	4,786
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	500	546
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	500	546
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	515	563
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	600	655
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	950	1,038
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	1,055	1,152
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	1,165	1,272
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	1,000	1,092
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	650	710
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	13,510	15,898
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	2,330	2,735
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/32	895	1,045
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	22,770	26,305
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	2,000	2,152
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	33,830	38,837
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/38	11,690	13,387
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/21	30,755	30,799
	Bay Area Toll Authority Highway Revenue PUT	2.250%	4/1/22	10,250	10,473
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	33,140	34,413
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	50,185	52,909
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	19,350	21,028
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	20,250	22,199
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	2,325	2,581
[7]	Bay Area Toll Authority Highway Revenue PUT, 70% of 3M USD LIBOR + 0.550%	0.757%	4/1/21	25,000	24,894
[7]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.790%	4/1/21	20,500	20,502
[7]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.990%	5/1/23	19,000	19,048
[7]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.990%	5/1/23	4,350	4,361
[7]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.190%	4/1/24	6,100	6,135
	Bay Area Toll Authority Highway Revenue, Prere.	4.000%	4/1/22	4,000	4,239

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/22	6,300	6,776
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/22	5,030	5,410
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/22	7,100	7,636
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	5,000	5,620
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	7,850	8,824
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	7,645	8,593
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/24	300	358
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/26	685	864
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/28	1,000	1,252
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/29	800	998
[2]	Beaumont Public Improvement Authority Lease Revenue	3.000%	9/1/31	1,100	1,225
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/32	1,460	1,812
[2]	Beaumont Public Improvement Authority Lease Revenue	3.250%	9/1/34	1,000	1,105
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/35	835	1,032
[2]	Beaumont Public Improvement Authority Lease Revenue	3.375%	9/1/36	1,600	1,759
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/37	1,350	1,661
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/38	1,350	1,657
	Berkeley CA GO	3.000%	9/1/34	415	457
	Berkeley CA GO	3.000%	9/1/36	610	665
	Beverly Hills Unified School District CA GO	0.000%	8/1/30	500	436
	Beverly Hills Unified School District CA GO	0.000%	8/1/32	5,000	4,109
	Beverly Hills Unified School District CA GO	3.000%	8/1/38	2,500	2,712
	Beverly Hills Unified School District CA GO	3.000%	8/1/40	2,500	2,699
[3]	Brea Redevelopment Agency Tax Allocation Revenue	0.000%	8/1/29	3,065	2,687
	Brea Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	8/1/21	5,500	5,723
	Brea Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	8/1/24	5,110	5,761
[2]	Brentwood Infrastructure Financing Authority	5.000%	9/2/24	1,000	1,192
[2]	Brentwood Infrastructure Financing Authority	5.000%	9/2/25	1,445	1,674
[2]	Brentwood Infrastructure Financing Authority	5.000%	9/2/26	2,000	2,317
[2]	Brentwood Infrastructure Financing Authority	5.000%	9/2/27	2,375	2,749
[2]	Brentwood Infrastructure Financing Authority	5.000%	9/2/29	1,240	1,432
[2]	Brentwood Infrastructure Financing Authority	5.000%	9/2/30	750	865
	Brentwood Infrastructure Financing Authority Water Revenue	5.000%	7/1/23	400	454
	Brentwood Infrastructure Financing Authority Water Revenue	5.000%	7/1/24	510	604
	Brentwood Infrastructure Financing Authority Water Revenue	5.000%	7/1/25	510	592
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/30	1,700	1,904

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/31	1,980	2,210
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/32	2,085	2,316
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/33	2,165	2,391
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/34	2,210	2,431
[1]	Burbank Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/1/21	1,350	1,423
[8]	Burbank Unified School District GO, 4.500% coupon rate effective 8/1/2023	0.000%	8/1/32	3,680	3,860
	Burlingame Financing Authority Lease (Abatement) Revenue (Community Center Project)	5.000%	7/1/41	1,290	1,620
[6]	CA Statewide Communities Development Authority (John Muir Health) TOB VRDO	0.240%	9/3/20	4,875	4,875
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/21	515	524
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/22	1,455	1,520
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/23	525	545
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/24	535	561
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/25	690	729
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/28	1,635	1,747
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/30	940	994
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/32	875	917
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/33	960	1,001
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/34	800	831
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/36	1,600	1,652
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/38	1,500	1,541
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	3.000%	6/1/21	500	510
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/21	1,300	1,327
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/22	450	479
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,200	1,256

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/23	500	549
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,400	2,566
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	3,840	4,183
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	600	700
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	500	601
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	700	863
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	600	758
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/29	700	924
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	1.750%	6/1/30	1,350	1,369
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/31	500	665
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	500	657
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	715	859
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,300	1,540
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,150	1,354
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/40	600	705
California Department of Water Resources Power Supply Electric Power & Light Revenue	5.000%	5/1/22	18,295	19,779
California Department of Water Resources Water Revenue	5.000%	12/1/20	1,220	1,235
California Department of Water Resources Water Revenue	5.000%	12/1/21	4,600	4,880
California Department of Water Resources Water Revenue	5.000%	12/1/21	2,475	2,626
California Department of Water Resources Water Revenue	5.000%	12/1/21	3,665	3,888
California Department of Water Resources Water Revenue	5.000%	12/1/22	4,895	5,420
California Department of Water Resources Water Revenue	5.000%	12/1/22	3,250	3,599
California Department of Water Resources Water Revenue	5.000%	12/1/23	1,450	1,674
California Department of Water Resources Water Revenue	5.000%	12/1/24	2,415	2,900
California Department of Water Resources Water Revenue	5.000%	12/1/25	3,060	3,813
California Department of Water Resources Water Revenue	5.000%	12/1/26	2,045	2,453
California Department of Water Resources Water Revenue	5.000%	12/1/26	3,010	3,879
California Department of Water Resources Water Revenue	5.000%	12/1/27	2,985	3,961
California Department of Water Resources Water Revenue	5.000%	12/1/34	570	729
California Department of Water Resources Water Revenue	5.000%	12/1/34	5,000	6,883

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Department of Water Resources Water Revenue	5.000%	12/1/35	1,130	1,440
California Department of Water Resources Water Revenue	5.000%	12/1/35	3,100	4,236
California Department of Water Resources Water Revenue, ETM	5.000%	12/1/20	30	30
California Department of Water Resources Water Revenue, ETM	5.000%	12/1/21	1,045	1,107
California Department of Water Resources Water Revenue, ETM	5.000%	12/1/22	1,105	1,222
California Department of Water Resources Water Revenue, ETM	5.000%	12/1/23	55	63
California Department of Water Resources Water Revenue, ETM	5.000%	12/1/24	30	36
California Department of Water Resources Water Revenue, Prere.	5.250%	12/1/20	1,850	1,873
California Department of Water Resources Water Revenue, Prere.	5.250%	12/1/20	2,905	2,942
California Department of Water Resources Water Revenue, Prere.	5.250%	12/1/20	3,355	3,398
California Department of Water Resources Water Revenue, Prere.	5.250%	12/1/20	3,455	3,499
California Department of Water Resources Water Revenue, Prere.	5.250%	12/1/20	25	25
California Department of Water Resources Water Revenue, Prere.	5.250%	12/1/20	30	30
California Department of Water Resources Water Revenue, Prere.	5.250%	12/1/20	30	30
California Department of Water Resources Water Revenue, Prere.	5.250%	12/1/20	970	982
California Department of Water Resources Water Revenue, Prere.	5.250%	12/1/20	1,120	1,134
California Department of Water Resources Water Revenue, Prere.	5.250%	12/1/20	1,155	1,170
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/21	2,720	2,884
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/21	3,410	3,616
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/21	3,320	3,514
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/21	3,500	3,704
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/21	30	32
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/21	30	32
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/22	505	558
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/22	7,750	8,587
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	5	6
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	10	12
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	4,075	4,892
California Educational Facilities Authority College & University Revenue	5.000%	11/1/20	1,770	1,782
California Educational Facilities Authority College & University Revenue	5.000%	12/1/20	225	227

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Educational Facilities Authority College & University Revenue	4.000%	1/1/21	800	810
California Educational Facilities Authority College & University Revenue	5.000%	10/1/21	145	153
California Educational Facilities Authority College & University Revenue	5.000%	11/1/21	2,100	2,199
California Educational Facilities Authority College & University Revenue	5.000%	12/1/21	195	202
California Educational Facilities Authority College & University Revenue	4.000%	1/1/22	1,215	1,277
California Educational Facilities Authority College & University Revenue	5.000%	10/1/22	125	138
California Educational Facilities Authority College & University Revenue	5.000%	11/1/22	2,130	2,313
California Educational Facilities Authority College & University Revenue	5.000%	12/1/22	935	1,001
California Educational Facilities Authority College & University Revenue	4.000%	1/1/23	1,800	1,960
California Educational Facilities Authority College & University Revenue	5.000%	10/1/23	130	149
California Educational Facilities Authority College & University Revenue	5.000%	11/1/23	1,870	2,102
California Educational Facilities Authority College & University Revenue	5.000%	12/1/23	200	220
California Educational Facilities Authority College & University Revenue	4.000%	1/1/24	1,900	2,141
California Educational Facilities Authority College & University Revenue	5.000%	10/1/24	340	406
California Educational Facilities Authority College & University Revenue	5.000%	10/1/24	180	208
California Educational Facilities Authority College & University Revenue	5.000%	11/1/24	2,500	2,902
California Educational Facilities Authority College & University Revenue	5.000%	12/1/24	875	986
California Educational Facilities Authority College & University Revenue	4.000%	1/1/25	1,035	1,204
California Educational Facilities Authority College & University Revenue	5.000%	10/1/25	110	131
California Educational Facilities Authority College & University Revenue	5.000%	11/1/25	2,365	2,822
California Educational Facilities Authority College & University Revenue	5.000%	12/1/25	695	800
California Educational Facilities Authority College & University Revenue	5.000%	1/1/26	1,020	1,255
California Educational Facilities Authority College & University Revenue	5.000%	10/1/26	260	320
California Educational Facilities Authority College & University Revenue	5.000%	10/1/26	110	134
California Educational Facilities Authority College & University Revenue	5.000%	11/1/26	720	854
California Educational Facilities Authority College & University Revenue	5.000%	12/1/26	1,960	2,292
California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	250	307
California Educational Facilities Authority College & University Revenue	5.000%	11/1/27	710	839
California Educational Facilities Authority College & University Revenue	5.000%	12/1/27	1,310	1,553
California Educational Facilities Authority College & University Revenue	5.000%	10/1/28	300	380

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/28	1,090	1,306
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/29	690	821
	California Educational Facilities Authority College & University Revenue	5.000%	1/1/30	1,765	2,151
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/30	485	608
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/30	930	1,098
	California Educational Facilities Authority College & University Revenue	5.000%	1/1/31	1,925	2,339
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/31	1,030	1,232
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/31	555	692
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/31	850	1,058
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/31	1,780	2,092
	California Educational Facilities Authority College & University Revenue	5.000%	1/1/32	2,000	2,422
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/32	1,000	1,192
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/32	445	550
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/32	2,620	3,063
	California Educational Facilities Authority College & University Revenue	4.000%	1/1/33	3,590	4,089
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	1,545	1,835
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	575	667
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	775	957
	California Educational Facilities Authority College & University Revenue	4.000%	1/1/34	3,350	3,793
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	2,625	3,113
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	625	723
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	905	1,114
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/34	1,210	1,405
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/35	3,180	3,767
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/35	430	528
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/35	1,335	1,544
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/36	1,120	1,370
[4]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/36	4,585	3,186
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/37	530	647
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	885	1,075

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Educational Facilities Authority College & University Revenue	5.000%	12/1/37	1,765	2,031
California Educational Facilities Authority College & University Revenue	5.000%	10/1/38	620	751
California Educational Facilities Authority College & University Revenue	5.000%	9/1/40	1,600	1,908
California Educational Facilities Authority College & University Revenue, ETM	5.000%	10/1/25	5,125	6,344
California Educational Facilities Authority College & University Revenue, Prere.	5.000%	6/1/22	1,195	1,291
California Educational Facilities Authority College & University Revenue, Prere.	5.000%	6/1/22	380	411
California Educational Facilities Authority College & University Revenue, Prere.	5.250%	6/1/22	1,150	1,248
California GO	5.000%	2/1/21	2,010	2,050
California GO	5.000%	9/1/21	1,310	1,373
California GO	5.000%	9/1/21	4,300	4,506
California GO	5.000%	10/1/21	2,575	2,709
California GO	5.000%	11/1/21	2,930	3,094
California GO	5.000%	2/1/22	1,220	1,303
California GO	5.000%	2/1/22	8,320	8,885
California GO	5.000%	4/1/22	28,925	31,120
California GO	5.000%	9/1/22	12,920	14,166
California GO	5.250%	9/1/22	6,005	6,614
California GO	5.000%	11/1/22	31,890	35,210
California GO	5.000%	2/1/23	15,925	17,000
California GO	5.000%	2/1/23	5,240	5,847
California GO	5.000%	8/1/23	11,160	12,715
California GO	5.000%	8/1/23	3,350	3,817
California GO	5.000%	9/1/23	7,110	7,787
California GO	5.000%	9/1/23	10,175	11,632
California GO	5.250%	9/1/23	2,550	2,678
California GO	5.000%	10/1/23	3,325	3,814
California GO	5.000%	10/1/23	12,595	14,448
California GO	5.000%	10/1/23	1,305	1,497
California GO	5.000%	10/1/23	16,135	18,509
California GO	5.000%	10/1/23	6,770	7,766
California GO	5.000%	11/1/23	20,000	23,020
California GO	5.000%	11/1/23	2,280	2,624
California GO	5.000%	12/1/23	2,550	2,945
California GO	5.000%	2/1/24	11,215	12,503
California GO	5.000%	4/1/24	21,415	25,062
California GO	5.000%	4/1/24	2,500	2,926
California GO	5.000%	8/1/24	1,510	1,790
California GO	5.000%	8/1/24	1,025	1,215
California GO	5.000%	9/1/24	10,000	10,947
California GO	5.000%	9/1/24	1,150	1,368
California GO	5.000%	9/1/24	5,000	5,947
California GO	4.000%	10/1/24	8,000	9,220
California GO	5.000%	10/1/24	8,725	10,410
California GO	5.000%	10/1/24	10,000	11,931
California GO	5.000%	10/1/24	6,645	7,928
California GO	5.000%	11/1/24	2,255	2,699
California GO	5.000%	12/1/24	30,875	35,591
California GO	5.000%	12/1/24	5,000	5,764
California GO	5.000%	2/1/25	12,900	13,763
California GO	5.500%	2/1/25	8,575	10,543
California GO	4.000%	3/1/25	1,485	1,732
California GO	5.000%	3/1/25	1,735	2,101

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	4/1/25	38,625	46,916
California GO	5.000%	8/1/25	150	184
California GO	5.000%	8/1/25	1,665	2,046
California GO	5.000%	8/1/25	10,185	12,515
California GO	5.000%	8/1/25	12,430	15,273
California GO	5.000%	9/1/25	2,185	2,389
California GO	5.000%	9/1/25	4,895	6,032
California GO	5.000%	9/1/25	2,190	2,495
California GO	4.000%	10/1/25	100	119
California GO	5.000%	10/1/25	13,865	15,527
California GO	5.000%	10/1/25	345	411
California GO	5.000%	10/1/25	7,000	8,648
California GO	5.000%	10/1/25	2,045	2,526
California GO	5.000%	11/1/25	14,205	16,954
California GO	5.000%	11/1/25	12,345	15,291
California GO	5.000%	11/1/25	1,520	1,532
California GO	5.000%	3/1/26	9,230	11,123
California GO	5.000%	4/1/26	5,000	6,256
California GO	5.000%	4/1/26	2,120	2,652
California GO	5.000%	8/1/26	15,300	19,324
California GO	5.000%	8/1/26	20,695	26,138
California GO	5.000%	8/1/26	21,110	26,662
California GO	5.000%	8/1/26	20,000	25,260
California GO	5.000%	9/1/26	720	911
California GO	5.000%	9/1/26	5,540	7,013
California GO	5.000%	9/1/26	100	127
California GO	5.000%	10/1/26	16,445	20,870
California GO	5.000%	10/1/26	10,085	12,599
California GO	5.000%	10/1/26	1,270	1,612
California GO	4.000%	11/1/26	2,540	3,077
California GO	5.000%	11/1/26	4,705	5,986
California GO	5.000%	11/1/26	9,160	11,653
California GO	3.500%	8/1/27	26,345	31,524
California GO	5.000%	8/1/27	20,515	25,829
California GO	5.000%	8/1/27	3,160	3,859
California GO	5.000%	8/1/27	225	292
California GO	5.000%	10/1/27	13,915	15,541
California GO	5.000%	10/1/27	13,845	18,051
California GO	5.000%	10/1/27	8,280	10,297
California GO	5.250%	10/1/27	5,000	5,264
California GO	5.000%	11/1/27	100	131
California GO	5.000%	11/1/27	5,175	6,761
California GO	5.000%	11/1/27	25,000	32,664
California GO	5.000%	8/1/28	1,905	2,393
California GO	5.000%	8/1/28	6,510	7,935
California GO	5.000%	8/1/28	20,355	26,258
California GO	4.000%	9/1/28	7,000	8,398
California GO	5.000%	9/1/28	17,715	22,307
California GO	5.250%	9/1/28	6,000	6,292
California GO	5.000%	10/1/28	1,975	2,633
California GO	5.000%	11/1/28	12,375	16,068
California GO	5.250%	2/1/29	2,790	2,980
California GO	4.000%	3/1/29	4,185	5,281
California GO	5.000%	5/1/29	17,945	20,856
California GO	5.000%	8/1/29	7,195	9,011
California GO	5.000%	8/1/29	44,340	55,531
California GO	5.000%	9/1/29	1,395	1,752
California GO	5.000%	9/1/29	9,425	11,836

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	9/1/29	6,000	6,277
	California GO	5.000%	10/1/29	19,290	21,486
	California GO	5.000%	10/1/29	18,695	23,134
	California GO	5.000%	10/1/29	7,855	10,443
	California GO	5.000%	11/1/29	5,000	5,695
	California GO	4.500%	12/1/29	2,525	2,901
	California GO	5.000%	3/1/30	250	299
	California GO	5.000%	5/1/30	13,870	16,103
	California GO	5.000%	8/1/30	19,935	24,914
	California GO	5.000%	8/1/30	6,555	8,192
	California GO	5.000%	9/1/30	9,180	11,179
	California GO	5.000%	9/1/30	1,000	1,046
	California GO	5.250%	9/1/30	5,000	5,695
	California GO	5.000%	10/1/30	5,800	6,832
	California GO	5.000%	10/1/30	1,935	2,613
	California GO	4.000%	11/1/30	14,470	17,554
	California GO	5.000%	11/1/30	9,070	11,718
	California GO	5.000%	12/1/30	3,760	4,294
	California GO	5.000%	4/1/31	16,445	23,030
	California GO	5.000%	5/1/31	13,010	15,105
	California GO	5.000%	8/1/31	10,015	11,938
	California GO	5.000%	8/1/31	22,300	27,797
	California GO	5.250%	8/1/31	5,755	7,053
	California GO	5.000%	9/1/31	5,655	7,068
	California GO	5.000%	10/1/31	5,500	6,479
	California GO	5.000%	10/1/31	1,100	1,474
	California GO	4.000%	11/1/31	15,000	18,102
	California GO	5.000%	11/1/31	1,705	2,192
	California GO	5.000%	12/1/31	6,000	6,849
	California GO	5.000%	12/1/31	6,500	7,576
	California GO	5.000%	2/1/32	2,540	2,701
	California GO	5.000%	3/1/32	1,000	1,347
	California GO	5.000%	4/1/32	15,025	21,357
	California GO	4.000%	8/1/32	545	641
	California GO	5.000%	8/1/32	5,000	6,057
[2]	California GO	5.250%	8/1/32	28,405	40,659
	California GO	5.250%	8/1/32	2,025	2,477
	California GO	4.000%	9/1/32	590	695
	California GO	5.000%	9/1/32	15,110	18,805
	California GO	5.000%	10/1/32	23,535	27,681
	California GO	4.000%	11/1/32	12,175	14,607
	California GO	5.000%	2/1/33	1,760	1,946
	California GO	5.000%	2/1/33	1,750	1,860
	California GO	5.000%	3/1/33	4,395	5,238
	California GO	5.000%	3/1/33	2,500	3,346
	California GO	5.000%	4/1/33	180	235
	California GO	5.000%	4/1/33	13,000	14,997
	California GO	4.000%	8/1/33	15,090	17,658
	California GO	5.000%	8/1/33	1,270	1,572
	California GO	5.000%	8/1/33	1,500	1,750
	California GO	5.000%	9/1/33	3,830	4,324
	California GO	5.000%	9/1/33	25,075	31,123
	California GO	3.000%	10/1/33	2,150	2,443
	California GO	5.000%	10/1/33	7,000	8,065
	California GO	4.000%	11/1/33	12,500	14,935
	California GO	5.000%	12/1/33	3,120	3,615
	California GO	5.000%	3/1/34	4,000	5,318
	California GO	4.000%	8/1/34	18,035	20,959

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	8/1/34	1,575	1,900
	California GO	5.000%	8/1/34	5,160	6,510
	California GO	4.000%	9/1/34	2,870	3,341
	California GO	4.000%	9/1/34	4,725	5,501
	California GO	4.000%	9/1/34	26,130	30,420
	California GO	5.000%	9/1/34	21,075	26,117
	California GO	3.000%	10/1/34	4,150	4,664
	California GO	5.000%	10/1/34	9,200	10,788
	California GO	4.000%	11/1/34	10,895	12,984
	California GO	5.000%	4/1/35	40,260	46,322
	California GO	5.000%	8/1/35	9,015	11,125
	California GO	5.000%	8/1/35	10,000	12,043
	California GO	4.000%	9/1/35	3,390	3,934
	California GO	5.000%	9/1/35	9,885	12,224
	California GO	3.000%	10/1/35	9,185	10,160
	California GO	5.000%	10/1/35	17,500	21,354
	California GO	5.000%	11/1/35	1,000	1,265
	California GO	5.000%	11/1/35	3,810	4,820
	California GO	4.000%	3/1/36	250	304
	California GO	5.000%	4/1/36	140	181
	California GO	5.000%	4/1/36	16,375	18,828
	California GO	5.000%	9/1/36	10,705	13,217
	California GO	3.000%	10/1/36	9,000	9,871
	California GO	4.000%	11/1/36	1,900	2,245
	California GO	5.000%	11/1/36	4,180	5,270
	California GO	4.000%	3/1/37	25,500	30,833
	California GO	5.000%	4/1/37	21,895	25,158
	California GO	4.000%	9/1/37	350	374
	California GO	3.000%	10/1/37	8,250	9,060
	California GO	4.000%	10/1/37	11,565	13,922
	California GO	5.000%	11/1/37	7,000	8,966
	California GO	5.000%	11/1/37	10,050	12,637
	California GO	3.700%	12/1/37	3,370	3,837
	California GO	4.000%	3/1/38	17,500	21,087
	California GO	5.000%	4/1/38	10,115	11,607
	California GO	4.000%	10/1/39	18,125	21,686
	California GO	5.000%	11/1/39	6,250	7,945
	California GO	4.000%	3/1/40	5,000	5,997
	California GO PUT	4.000%	12/1/21	21,905	22,489
[6]	California GO TOB VRDO	0.090%	9/3/20	1,875	1,875
[6]	California GO TOB VRDO	0.100%	9/3/20	5,300	5,300
[6]	California GO TOB VRDO	0.260%	9/3/20	13,990	13,990
[9]	California GO VRDO	0.010%	9/1/20	3,000	3,000
[9]	California GO VRDO	0.010%	9/1/20	4,500	4,500
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/20	1,845	1,851
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/20	750	755
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/21	3,830	3,904
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	450	465
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	465	484
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/21	2,250	2,329
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	505	526

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	2,015	2,104
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,320	1,378
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	950	990
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/21	1,095	1,138
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,055	1,108
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	500	528
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	3,930	4,148
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,455	1,533
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/22	1,090	1,144
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	3/1/22	8,135	8,302
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	875	945
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	175	189
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	365	396
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,285	1,341
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	560	608
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	2,250	2,419
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	2,450	2,685
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	200	219
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,075	2,276
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	3,500	3,810
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/23	1,645	1,788
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	3/1/23	1,605	1,642
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	760	820
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	340	384
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,855	2,023
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	500	570
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	2,500	2,848
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,420	1,545
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,520	1,666
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	3,025	3,384

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	370	430
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	5,000	5,470
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	850	1,006
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	420	494
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,075	1,264
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,655	3,121
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	7,410	8,054
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,700	1,858
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	3,340	3,831
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	5,175	5,749
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	310	334
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	500	601
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/25	19,820	19,896
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	2,610	3,082
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	5,000	5,460
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	425	510
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	135	166
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	485	591
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	750	914
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,555	4,330
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,025	3,308
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	760	802
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/26	1,995	2,340
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	1,865	2,067
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	805	868
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	750	897
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/26	6,150	6,447
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	2,700	3,170
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	775	930
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,091

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	6,980	8,554
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	400	485
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,085	1,357
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,750	3,440
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,250	1,563
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	3,735	4,292
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	3/1/27	7,500	7,667
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	150	192
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,005	4,318
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,025	1,239
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,000	1,282
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	500	584
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,000	2,178
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	860	906
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	3,000	3,508
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/28	1,130	1,289
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/28	4,660	4,980
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	880	1,047
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	100	112
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,840	2,141
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	915
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	540	650
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,250	1,546
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	820	1,043
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	575	669
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,175	1,236
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,000	1,165
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	855	1,013
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,995	5,563
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,550	1,782

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/29	1,000	1,251
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	165	209
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	7,250	8,784
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	875	1,078
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,750	2,031
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	8,790	9,419
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,500	1,838
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	2,205	2,562
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,730	2,087
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,015	2,458
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,000	4,619
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,025	1,358
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,200	1,449
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	170	203
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,180	1,446
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,500	1,735
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	5,930	6,852
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/31	1,955	2,199
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	870	1,023
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,300	1,561
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,865	2,977
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/31	5,705	5,956
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	2,200	2,673
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	5,000	5,752
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,000	1,317
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,000	2,095
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,760	2,120
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,225	1,495
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,365	1,708
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	875	1,009

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.750%	2/1/32	205	230
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	2,610	3,005
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/32	2,195	2,458
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,780	2,127
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	365	433
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	225	280
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	1,425	1,730
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,020	3,754
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	12,500	13,493
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	1,000	1,048
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,105	3,740
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,295	3,781
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	5,055	5,638
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	23,050	24,512
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	6,690	7,383
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,630	1,940
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	620	729
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	25	30
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	5,045	5,762
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	1,310	1,704
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	120	149
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,000	1,186
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,580	4,331
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	2,510	3,013
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	3,310	3,790
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/34	2,730	3,037
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	820	909
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	1,520	1,664
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,100	1,336
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	2,250	2,553

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	5,650	6,460
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,200	1,556
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	280	346
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	4,000	4,829
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	400	488
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	700	801
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	3,500	4,191
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,020	4,576
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/35	2,910	3,230
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	14,100	16,079
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	3,650	4,251
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	8,010	9,044
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	240	285
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	3,200	3,851
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	5,000	6,145
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	550	669
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	7,155	8,793
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	800	913
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	4,020	4,329
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	3,000	3,581
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	12,500	14,188
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	4,100	4,759
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	3,425	3,849
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	150	177
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	3,090	3,707
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	5,175	6,343
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,050	1,273
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	6,740	8,261
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,255	1,430
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,335	1,545

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	270	317
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	28,295	34,564
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	5,100	6,230
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	800	910
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	25,310	28,699
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	365	424
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	8,005	9,754
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	1,835	2,084
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,440	1,633
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/43	940	992
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	1.250%	10/1/20	14,405	14,417
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/15/20	12,500	12,572
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	40,000	44,027
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	5,000	5,503
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	10,280	10,794
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	500	569
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	16,000	17,050
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	67,550	82,083
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	26,735	34,112
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/20	2,000	2,021
[6]	California Health Facilities Financing Authority Revenue (City of Hope Medical Center) TOB VRDO	0.190%	9/3/20	16,000	16,000
[6]	California Health Facilities Financing Authority Revenue (Kaiser Permanente) TOB VRDO	0.100%	9/3/20	11,500	11,500
[6]	California Health Facilities Financing Authority Revenue (Kaiser Permanente) TOB VRDO	0.190%	9/3/20	7,435	7,435
[6]	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children's Hospitalat Stanford) TOB VRDO	0.120%	9/3/20	22	23
[6]	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children's Hospitalat Stanford) TOB VRDO	0.120%	9/3/20	4,000	4,000
[6]	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children's Hospitalat Stanford) TOB VRDO	0.090%	9/6/20	2,060	2,060
[6]	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children's Hospitalat Stanford) TOB VRDO	0.090%	9/6/20	11,395	11,395

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	California Health Facilities Financing Authority Revenue (Stanford Health Care Obligated Group) TOB VRDO	0.240%	9/3/20	15,500	15,500
	California Housing Finance Local or Guaranteed Housing Revenue	4.000%	3/20/33	44,556	49,155
	California Housing Finance Local or Guaranteed Housing Revenue	4.250%	1/15/35	6,225	7,006
	California Housing Finance Local or Guaranteed Housing Revenue	2.500%	2/1/38	5,216	5,397
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/26	560	667
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/27	555	671
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/28	500	611
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/29	600	741
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/30	500	623
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/31	795	1,058
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/32	750	991
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/33	525	689
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/35	1,570	2,045
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/36	850	1,006
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/38	1,785	2,095
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/40	1,935	2,252
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/37	2,500	3,133
	California Infrastructure & Economic Development Bank Electric Power & Light Revenue	5.000%	2/1/27	1,505	1,662
	California Infrastructure & Economic Development Bank Electric Power & Light Revenue	5.000%	2/1/34	18,770	20,477
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/28	1,105	1,378
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/29	740	920

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/30	1,095	1,353
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/31	1,225	1,506
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/32	1,140	1,397
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/33	1,110	1,358
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/34	2,850	3,478
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	4.000%	8/1/24	525	596
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	4.000%	8/1/25	570	664
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/26	510	635
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/27	600	768
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/28	425	556
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/29	1,710	2,285
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/31	1,550	2,058
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/32	1,800	2,381
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/34	660	866
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/35	1,000	1,306
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/36	2,500	3,252
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/37	1,360	1,763
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/38	1,250	1,616
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/39	2,460	3,170
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/21	600	620
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/22	455	488

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	10/1/22	1,000	1,080
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	10/1/22	1,785	1,964
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	2,000	2,149
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	250	278
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	10/1/23	1,850	2,123
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/24	610	701
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	10/1/24	1,175	1,406
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	10/1/24	1,300	1,556
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	10/1/25	1,525	1,898
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/26	800	971
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/26	860	1,041
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	10/1/26	1,510	1,934
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/27	1,775	2,144
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/27	840	1,013
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/28	595	715
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	7/1/29	985	1,108
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/29	1,000	1,200
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	9/1/31	1,760	1,965
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/32	2,515	2,981
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	10/1/32	125	143
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	9/1/34	715	785
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	9/1/35	750	821
California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	8,060	8,170
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/21	1,000	1,026
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/21	810	856
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/22	1,500	1,596
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/23	1,150	1,266
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/24	1,300	1,477
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/25	12,455	13,795
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/25	1,365	1,596

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/26	1,430	1,710
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/26	1,245	1,489
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	1,500	1,690
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/26	1,075	1,219
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/27	1,500	1,809
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/28	7,535	8,538
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	1,500	1,694
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	12,000	16,033
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	4,000	5,396
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/34	1,335	1,497
[7]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, 70% of 1M USD LIBOR + 0.380%	0.500%	8/1/21	8,160	8,129
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/23	4,000	4,591
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/25	5,000	6,223
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/21	1,300	1,317
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/21	365	374
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/21	375	386
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/21	195	201
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/22	1,000	1,035
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/22	250	264
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/22	270	289
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/23	1,285	1,355
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/23	625	692
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/23	375	413
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/23	340	374
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/24	1,325	1,420
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/24	360	412
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/24	375	422
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/24	275	310
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/25	650	743
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/25	1,180	1,282

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Municipal Finance Authority College & University Revenue	5.000%	6/1/25	1,000	1,178
California Municipal Finance Authority College & University Revenue	4.000%	10/1/25	100	107
California Municipal Finance Authority College & University Revenue	5.000%	10/1/25	305	351
California Municipal Finance Authority College & University Revenue	5.000%	10/1/25	550	634
California Municipal Finance Authority College & University Revenue	5.000%	1/1/26	1,975	2,305
California Municipal Finance Authority College & University Revenue	4.000%	10/1/26	375	398
California Municipal Finance Authority College & University Revenue	5.000%	10/1/26	300	352
California Municipal Finance Authority College & University Revenue	5.000%	1/1/27	1,170	1,392
California Municipal Finance Authority College & University Revenue	5.000%	6/1/27	2,565	3,165
California Municipal Finance Authority College & University Revenue	5.000%	10/1/27	900	1,072
California Municipal Finance Authority College & University Revenue	5.000%	1/1/28	755	914
California Municipal Finance Authority College & University Revenue	5.000%	10/1/28	900	1,085
California Municipal Finance Authority College & University Revenue	5.000%	1/1/29	500	601
California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	660	719
California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	810	946
California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	450	541
California Municipal Finance Authority College & University Revenue	5.000%	1/1/30	600	715
California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	500	544
California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	585	680
California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	225	269
California Municipal Finance Authority College & University Revenue	5.000%	1/1/31	1,020	1,207
California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	2,140	2,479
California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	225	267
California Municipal Finance Authority College & University Revenue	5.000%	1/1/32	855	1,004
California Municipal Finance Authority College & University Revenue	5.000%	1/1/32	1,185	1,529
California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	1,190	1,371
California Municipal Finance Authority College & University Revenue	5.000%	1/1/33	860	1,003
California Municipal Finance Authority College & University Revenue	5.000%	1/1/33	510	658
California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	450	529
California Municipal Finance Authority College & University Revenue	5.000%	1/1/34	1,105	1,283

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	570	651
California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,225	1,436
California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	3,530	3,675
California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	1,100	1,254
California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	225	262
California Municipal Finance Authority College & University Revenue	5.000%	1/1/36	1,935	2,235
California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	645	733
California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,250	1,453
California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,000	1,272
California Municipal Finance Authority College & University Revenue	4.000%	1/1/37	1,400	1,651
California Municipal Finance Authority College & University Revenue	5.000%	1/1/37	1,000	1,152
California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	300	346
California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	600	761
California Municipal Finance Authority College & University Revenue	4.000%	1/1/38	1,835	2,158
California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,000	1,264
California Municipal Finance Authority College & University Revenue	5.000%	10/1/39	835	1,052
California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/24	1,610	1,925
California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/26	5,370	6,489
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	2,200	2,239
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	1,000	1,018
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	500	530
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	1,000	1,060
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/22	1,000	1,048
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	835	919
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	1,000	1,101
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	2,465	2,630
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,000	1,098
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	3,435	3,905
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	500	568
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,143

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,825	2,051
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,000	1,124
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	425	466
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,700	1,992
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	650	761
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,350	2,756
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,490	1,747
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,145
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,145
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	400	446
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,200	2,641
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	700	815
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,160
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,159
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	475	539
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,500	1,842
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	600	695
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	700	853
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,820	4,398
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,000	1,179
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	650	747
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,000	1,218
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	750	864
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,365	1,649
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,500	1,718
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	3,500	4,174
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	450	524
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,895	2,173
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,520	1,827
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,175	1,325

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/29	1,250	1,455
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,197
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	770	922
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,600	1,817
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	3,470	3,952
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,191
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,191
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/31	1,660	1,912
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	3,660	4,348
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	3,655	4,148
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	900	1,066
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,225	3,813
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,835	4,338
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,500	1,760
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,030	1,208
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	4,250	5,009
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	4,035	4,553
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,575	1,843
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,675	5,496
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,000	4,506
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,000	2,325
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,745	2,028
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	2,000	2,344
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,800	2,085
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,900	2,201
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	8,960	10,123
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/37	1,700	1,986
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,510	1,745
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	5.000%	5/15/32	505	603
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	5.000%	5/15/37	250	296

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/26	630	780
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/28	940	1,187
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/30	1,435	1,791
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/31	1,380	1,714
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/35	1,475	1,801
	California Municipal Finance Authority Industrial Revenue VRDO	0.020%	9/1/20	30,845	30,845
[1]	California Municipal Finance Authority Lease Revenue	5.000%	8/1/31	1,455	1,793
[1]	California Municipal Finance Authority Lease Revenue	5.000%	8/1/36	1,805	2,194
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/21	1,130	1,172
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/22	700	742
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/22	325	349
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/23	1,250	1,363
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/23	400	439
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/23	400	443
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/24	735	829
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,425	2,769
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	500	579
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	2,550	2,970
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	570	674
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,925	2,282
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,000	1,205
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	1,385	1,699
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	2,400	2,944
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,500	1,815
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,000	1,225
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,450	1,799
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,045	3,671
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/30	1,000	1,115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,000	3,578
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,820	4,636
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	500	603
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	1,450	1,738
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,000	2,338
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,265	2,689
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/35	1,270	1,351
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/36	2,530	2,988
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	13,602	14,545
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	2,300	2,659
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	1,265	1,483
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/39	1,470	1,719
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/21	900	924
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/22	690	725
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/23	150	165
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/24	1,025	1,160
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/26	1,130	1,337
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/31	600	708
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/37	1,000	1,077
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/30	520	591
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/40	1,520	1,660
[6]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	1.300%	2/3/25	9,800	9,880
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project)	4.000%	10/1/31	3,955	4,490
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project)	4.000%	10/1/32	4,220	4,776
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project)	4.000%	10/1/33	4,390	4,954
	California Municipal Finance Authority Water Revenue (Anaheim Water Systems Project)	4.000%	10/1/40	4,000	4,470

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/22	100	107
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/22	1,545	1,655
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/23	635	678
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/23	100	110
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/23	800	893
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/24	660	718
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/24	130	148
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/24	450	519
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/25	685	757
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/25	100	117
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/26	715	799
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/26	105	125
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/27	110	134
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/28	770	850
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/28	160	198
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/29	330	414
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/30	835	958
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/32	460	523
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/33	485	548
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/34	510	575
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/36	2,250	2,536
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/40	1,500	1,569
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/21	275	283
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/22	335	357
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/23	345	380
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/24	320	363
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/25	150	174
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/26	150	178

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/27	160	193
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/28	190	232
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/35	1,000	1,115
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/38	2,000	2,340
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/26	160	192
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/27	230	281
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/28	215	267
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/29	260	328
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/30	520	664
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/32	370	459
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/33	465	570
[6]	California State Infrastructure & Economic Development Bank College & University Revenue TOB VRDO	0.090%	9/3/20	4,600	4,600
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/20	1,600	1,619
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/21	1,800	1,843
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/21	7,680	7,956
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/21	5,945	6,254
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/21	7,620	8,016
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/21	1,425	1,499
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/21	2,965	3,143
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/21	1,110	1,177
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/22	1,600	1,715
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/22	2,975	3,212
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/22	4,440	4,794
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/22	9,425	10,214
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/22	3,230	3,537

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	6,250	6,866
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	5,860	6,438
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	1,500	1,648
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/22	1,195	1,322
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	5,295	5,960
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	3,285	3,761
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	2,350	2,690
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	5,560	6,513
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/24	4,330	5,137
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/24	1,955	2,326
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	3,140	3,825
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	50	59
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/26	5,775	7,224
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/26	1,700	2,006
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/27	2,635	3,383
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	6,435	8,281
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/27	455	559
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/28	4,000	5,107
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/28	4,625	5,560
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/28	5,865	6,590
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	13,840	17,898
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/29	5,235	6,648
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/29	1,175	1,410
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/29	9,030	10,141
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	12,260	15,774
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/30	2,435	3,077
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/30	1,250	1,495
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/31	5,000	5,841
[2]	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/31	1,050	1,164
	California State Public Works Board Lease (Abatement) Revenue	5.750%	10/1/31	6,000	6,342

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/32	2,000	2,502
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/32	5,025	5,859
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/32	5,015	5,913
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/33	500	623
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/33	5,000	5,824
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/33	3,000	3,535
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/34	2,575	3,197
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/34	19,120	22,253
	California State Public Works Board Lease (Abatement) Revenue	4.500%	9/1/35	25,000	28,058
[2]	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/36	3,480	3,722
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/39	15,175	17,596
	California State Public Works Board Lease (Abatement) Revenue	4.000%	3/1/40	750	900
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/24	400	424
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/25	1,525	1,704
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.250%	12/1/25	1,575	1,672
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/26	1,600	1,784
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/27	7,000	7,399
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/28	2,860	3,183
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/28	4,980	5,263
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/29	2,500	2,781
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/29	5,000	5,282
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/32	3,200	3,546
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/33	1,650	1,825
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/22	2,620	2,829

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/22	1,600	1,764
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/23	4,180	4,499
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/23	2,765	3,112
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/23	1,035	1,142
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/24	2,890	3,385
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	2,055	2,265
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	10	11
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	5,765	7,117
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	3,610	3,974
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/26	3,205	4,009
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/26	10,000	12,687
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/27	5,030	6,359
[5]	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/27	3,350	4,311
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/27	5,175	6,548
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/28	2,630	3,509
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/28	16,235	20,485
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/29	3,695	4,840
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/30	14,980	17,645
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/30	5,595	6,459
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/31	1,750	2,370
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/31	1,650	1,806

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/31	7,150	8,239
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/32	2,390	3,210
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/32	3,800	4,434
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	10/1/32	4,520	5,722
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/32	11,465	12,528
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/33	1,800	2,401
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/33	3,250	4,021
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/33	4,670	5,364
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/34	1,370	1,816
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/35	675	825
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/36	625	761
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/37	5,000	5,331
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/38	915	1,032
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/39	1,000	1,204
California State Public Works Board Lease (Abatement) Revenue (Various State Projects), Prere.	5.000%	9/1/22	3,000	3,289
California State Public Works Board Lease (Abatement) Revenue (Various State Projects), Prere.	5.000%	9/1/22	3,000	3,289
California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/21	1,650	1,736
California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	12/1/21	5,400	5,726
California State University College & University Revenue	5.000%	11/1/20	1,670	1,683
California State University College & University Revenue	5.000%	11/1/21	6,310	6,671
California State University College & University Revenue	5.000%	11/1/22	1,545	1,708
California State University College & University Revenue	5.000%	11/1/22	2,500	2,764
California State University College & University Revenue	5.000%	11/1/23	1,500	1,730

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue	5.000%	11/1/24	4,505	5,402
	California State University College & University Revenue	5.000%	11/1/24	2,170	2,293
	California State University College & University Revenue	5.000%	11/1/25	1,265	1,570
	California State University College & University Revenue	5.000%	11/1/25	100	124
	California State University College & University Revenue	5.000%	11/1/25	1,180	1,464
	California State University College & University Revenue	5.000%	11/1/26	1,400	1,792
	California State University College & University Revenue	5.000%	11/1/27	2,155	2,654
	California State University College & University Revenue	5.000%	11/1/27	1,500	1,972
	California State University College & University Revenue	5.000%	11/1/28	5,000	5,940
	California State University College & University Revenue	5.000%	11/1/28	2,635	3,239
	California State University College & University Revenue	5.000%	11/1/28	500	671
	California State University College & University Revenue	4.000%	11/1/29	6,675	7,153
	California State University College & University Revenue	5.000%	11/1/30	1,300	1,611
	California State University College & University Revenue	5.000%	11/1/30	2,920	3,576
	California State University College & University Revenue	5.000%	11/1/30	600	819
	California State University College & University Revenue	4.000%	11/1/31	10,445	11,153
	California State University College & University Revenue	5.000%	11/1/31	8,900	10,525
	California State University College & University Revenue	5.000%	11/1/31	10,080	12,323
	California State University College & University Revenue	5.000%	11/1/31	8,350	10,330
	California State University College & University Revenue	5.000%	11/1/31	400	542
	California State University College & University Revenue	4.000%	11/1/32	17,275	18,411
	California State University College & University Revenue	5.000%	11/1/32	12,995	15,857
	California State University College & University Revenue	5.000%	11/1/32	6,105	7,669
	California State University College & University Revenue	5.000%	11/1/32	5,115	6,315
[5]	California State University College & University Revenue	5.000%	11/1/33	11,980	14,124
	California State University College & University Revenue	5.000%	11/1/33	6,270	7,847
	California State University College & University Revenue	5.000%	11/1/33	10,155	12,512
	California State University College & University Revenue	5.000%	11/1/33	5,775	7,034
	California State University College & University Revenue	4.000%	11/1/34	10,045	11,504
[5]	California State University College & University Revenue	5.000%	11/1/34	6,175	7,269

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue	5.000%	11/1/34	5,000	6,243
	California State University College & University Revenue	5.000%	11/1/34	8,560	11,138
	California State University College & University Revenue	4.000%	11/1/35	10,915	12,464
	California State University College & University Revenue	5.000%	11/1/35	6,840	8,039
	California State University College & University Revenue	5.000%	11/1/35	8,000	9,955
	California State University College & University Revenue	5.000%	11/1/35	13,205	16,024
	California State University College & University Revenue	5.000%	11/1/35	5,000	6,479
	California State University College & University Revenue	5.000%	11/1/36	1,435	1,780
	California State University College & University Revenue	5.000%	11/1/36	3,050	3,741
	California State University College & University Revenue	5.000%	11/1/36	10,555	13,626
	California State University College & University Revenue	5.000%	11/1/37	20,430	22,361
	California State University College & University Revenue	5.000%	11/1/37	3,895	4,819
	California State University College & University Revenue	5.000%	11/1/37	10,465	13,469
	California State University College & University Revenue	5.000%	11/1/38	5,495	7,052
	California State University College & University Revenue	5.000%	11/1/39	2,100	2,464
	California State University College & University Revenue	5.000%	11/1/39	510	666
	California State University College & University Revenue PUT	4.000%	11/1/21	23,465	23,997
	California State University College & University Revenue PUT	4.000%	11/1/23	19,435	21,182
	California State University College & University Revenue PUT	1.600%	11/1/26	27,025	27,991
	California State University College & University Revenue, Prere.	5.000%	11/1/21	5,740	6,060
	California State University College & University Revenue, Prere.	5.000%	11/1/21	1,045	1,103
	California State University College & University Revenue, Prere.	5.000%	11/1/21	765	807
[10]	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/34	8,905	9,865
[10]	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/36	9,520	10,461
[10]	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/37	9,035	9,890
[10]	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/38	12,300	13,380
[10]	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/39	12,670	13,737
[10]	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/40	12,705	13,718
	California Statewide Communities Development Authority	4.000%	9/1/40	600	629
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/27	1,500	1,755

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/28	1,550	1,804
California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/29	900	1,043
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/21	170	174
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	275	285
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,030	1,076
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/21	215	217
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	1,500	1,597
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	120	128
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	250	269
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,050	1,144
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	765	832
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	225	233
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	1,535	1,707
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	145	161
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	410	452
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	525	584
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	665	741
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	525	594
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	235	245
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	1,095	1,263
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	200	231

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	500	577
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	800	922
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	150	173
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	760	893
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/24	245	240
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	765	911
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	410	488
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	160	187
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	894
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,140	1,313
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	100	120
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	250	298
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,100	1,335
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/25	215	209
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,070	1,278
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	1,500	1,840
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	460	564
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	350	419
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	590	723
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,150	2,470
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	175	215

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	695	846
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,090	1,359
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.125%	11/1/26	240	232
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,900	2,320
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	605	760
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	160	195
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	735	923
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	815	860
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,445	3,945
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	205	259
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	275	343
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,000	1,277
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	270	275
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	3,000	3,741
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	575	737
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	420	508
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	760	976
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,000	3,423
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	100	129
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	300	377
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	780	1,021

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	3,140	3,863
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,035	1,310
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	470	563
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	815	1,067
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,660	5,301
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	365	468
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	825	1,030
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	14,865	16,471
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	6,380	7,703
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	1,680	2,114
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	660	879
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	4,575	5,189
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	275	350
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	250	311
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,645	3,220
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	700	876
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	740	971
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,000	4,524
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	400	493
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	4,040	4,888
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/31	7,500	7,830

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	5,000	5,986
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	800	996
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	255	281
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	915	1,192
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	680	715
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,790	4,272
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	495	607
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	11,820	12,702
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.625%	10/1/32	500	522
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,500	2,811
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	450	549
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	4,000	4,802
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	1,005	1,240
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	350	381
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	640	825
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,025	2,273
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	4,795	5,746
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	1,475	1,814
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,000	1,194
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	630	680
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	2,025	2,369

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	650	699
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/38	1,050	1,124
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,050	2,380
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	3,920	4,533
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	3,980	4,589
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	550	641
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/24	1,000	1,033
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/29	1,650	1,721
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/34	3,700	3,822
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/21	305	316
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/22	420	452
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/23	300	334
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/24	300	346
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/25	300	356
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/26	325	396
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/36	590	720
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/37	500	609

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/38	710	862
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Viamonte Senior Living Project)	3.000%	7/1/25	8,000	8,065
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Viamonte Senior Living Project)	3.000%	7/1/26	8,050	8,113
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	19,815	22,423
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	8,425	10,232
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	44,995	60,103
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	205	274
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	10,875	14,527
[9]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/1/20	10,300	10,300
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/20	100	101
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	11/1/21	345	360
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/22	375	413
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/23	275	316
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/24	355	423
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	355	423
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	325	387
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	750	894
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	1,310	1,562
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	700	834
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	1,040	1,240

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	1,100	1,311
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	1,690	2,015
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/21	825	844
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/22	2,515	2,650
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/23	1,250	1,353
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/24	1,250	1,386
[6]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	500	512
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,000	2,266
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	3,410	3,929
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	2,015	2,310
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	5,000	5,706
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,000	2,274
[6]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	900	920
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.125%	5/15/31	9,250	9,441
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,475	2,782
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	3,375	3,777
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/34	1,750	1,949
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,000	2,216
[2]	California Statewide Communities Development Authority Miscellaneous Revenue	5.000%	11/15/20	210	212
[2]	California Statewide Communities Development Authority Miscellaneous Revenue	5.000%	11/15/21	200	212
[2]	California Statewide Communities Development Authority Miscellaneous Revenue	5.000%	11/15/22	200	219

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	California Statewide Communities Development Authority Miscellaneous Revenue	5.000%	11/15/23	400	455
[2]	California Statewide Communities Development Authority Miscellaneous Revenue	5.000%	11/15/24	500	588
[2]	California Statewide Communities Development Authority Miscellaneous Revenue	5.000%	11/15/27	1,660	1,944
[2]	California Statewide Communities Development Authority Miscellaneous Revenue	5.000%	11/15/28	900	1,053
[2]	California Statewide Communities Development Authority Miscellaneous Revenue	5.000%	11/15/34	2,505	2,901
	Campbell Union High School District GO	5.000%	8/1/33	2,100	2,615
	Campbell Union High School District GO	5.000%	8/1/34	2,500	3,106
	Campbell Union High School District GO	5.000%	8/1/35	4,095	5,075
	Campbell Union High School District GO	5.000%	8/1/36	5,000	6,180
	Campbell Union High School District GO	4.000%	8/1/37	5,000	5,734
	Carlsbad Unified School District GO	4.000%	5/1/30	5,220	6,341
	Carlsbad Unified School District GO	4.000%	5/1/32	575	689
	Carlsbad Unified School District GO	4.000%	5/1/33	690	819
	Carlsbad Unified School District GO	4.000%	5/1/34	685	807
	Carlsbad Unified School District GO	3.000%	8/1/35	1,100	1,209
	Carlsbad Unified School District GO	3.000%	8/1/36	1,180	1,291
	Carlsbad Unified School District GO	3.000%	8/1/37	1,295	1,412
	Carlsbad Unified School District GO	3.000%	8/1/38	1,415	1,538
	Carlsbad Unified School District GO	3.000%	8/1/39	1,545	1,674
[8]	Carlsbad Unified School District GO, 6.125% coupon rate effective 8/1/2021	0.000%	8/1/31	145	196
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/21	125	130
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/22	145	157
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/23	215	244
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/24	160	189
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/25	125	153
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/26	150	190
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/27	225	293
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/28	250	334
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/29	250	342
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/30	300	419
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/31	300	415
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/32	300	411
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/33	350	473
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/34	400	536
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/35	500	665
	Carson Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/22	1,130	1,235
	Carson Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/23	1,170	1,329
[2]	Carson Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/20	785	788
[2]	Carson Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/21	850	893
[2]	Carson Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/22	600	657
	Castro Valley Unified School District GO	4.000%	8/1/33	750	894

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Castro Valley Unified School District GO	4.000%	8/1/34	750	888
	Castro Valley Unified School District GO	4.000%	8/1/35	390	459
[2]	Centinela Valley Union High School District GO	4.000%	8/1/30	2,390	2,771
[2]	Centinela Valley Union High School District GO	4.000%	8/1/31	1,885	2,181
[2]	Centinela Valley Union High School District GO	4.000%	8/1/32	3,355	3,868
[2]	Centinela Valley Union High School District GO	4.000%	8/1/33	1,410	1,621
[2]	Centinela Valley Union High School District GO	4.000%	8/1/34	5,465	6,270
[1]	Centinela Valley Union High School District GO	4.000%	8/1/41	2,450	2,762
	Cerritos Community College District GO	0.000%	8/1/22	500	497
	Cerritos Community College District GO	0.000%	8/1/23	500	494
	Cerritos Community College District GO	4.000%	8/1/30	3,480	3,920
	Cerritos Community College District GO	4.000%	8/1/32	2,260	2,524
	Chabot-Las Positas Community College District GO	5.000%	8/1/23	2,225	2,536
	Chabot-Las Positas Community College District GO	5.000%	8/1/25	1,075	1,223
	Chabot-Las Positas Community College District GO	5.000%	8/1/27	2,525	2,862
	Chabot-Las Positas Community College District GO	5.000%	8/1/29	2,125	2,406
	Chabot-Las Positas Community College District GO	5.000%	8/1/30	7,500	8,486
	Chabot-Las Positas Community College District GO	5.000%	8/1/31	7,500	8,482
	Chabot-Las Positas Community College District GO	5.000%	8/1/32	13,000	14,678
	Chabot-Las Positas Community College District GO	4.000%	8/1/33	250	292
	Chabot-Las Positas Community College District GO	4.000%	8/1/33	575	686
	Chabot-Las Positas Community College District GO	4.000%	8/1/34	9,950	11,601
	Chabot-Las Positas Community College District GO	4.000%	8/1/34	625	742
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	620	734
	Chaffey Community College District GO, Prere.	5.000%	6/1/24	150	175
	Chaffey Community College District GO, Prere.	5.000%	6/1/24	4,700	5,498
	Chaffey Joint Union High School District GO	0.000%	8/1/21	500	498
	Chaffey Joint Union High School District GO	0.000%	8/1/22	500	496
	Chaffey Joint Union High School District GO	0.000%	8/1/23	600	591
	Chaffey Joint Union High School District GO	0.000%	8/1/24	500	489
	Chaffey Joint Union High School District GO	0.000%	8/1/25	655	626
	Chaffey Joint Union High School District GO	0.000%	8/1/26	1,430	1,309
	Chaffey Joint Union High School District GO	0.000%	8/1/28	2,000	1,664
	Chico Unified School District GO	4.000%	8/1/21	1,200	1,242
	Chico Unified School District GO	4.000%	8/1/22	515	553
	Chico Unified School District GO	4.000%	8/1/23	555	617
	Chico Unified School District GO	5.000%	8/1/29	210	255
	Chico Unified School District GO	5.000%	8/1/30	330	400
	Chico Unified School District GO	5.000%	8/1/31	425	513
	Chico Unified School District GO	5.000%	8/1/32	385	462
	Chico Unified School District GO	5.000%	8/1/33	750	893
	Chico Unified School District GO	4.000%	8/1/36	2,025	2,285
	Chico Unified School District GO	4.000%	8/1/37	2,200	2,477
[2]	Chino Public Financing Authority	5.000%	9/1/24	675	787
[2]	Chino Public Financing Authority	5.000%	9/1/25	1,000	1,202
[1]	Chino Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	1,195	1,390

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Chino Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30	1,170	1,348
	Chino Valley Unified School District GO	5.000%	8/1/33	100	135
	Chino Valley Unified School District GO	5.000%	8/1/35	100	134
	Chino Valley Unified School District GO	5.000%	8/1/36	125	167
	Chino Valley Unified School District GO	5.000%	8/1/37	250	332
	Chino Valley Unified School District GO	5.000%	8/1/38	340	450
	Chino Valley Unified School District GO	5.000%	8/1/39	400	527
	Chino Valley Unified School District GO	5.000%	8/1/40	320	421
	Chula Vista Elementary School District GO	2.000%	8/1/26	2,030	2,204
	Chula Vista Elementary School District GO	2.000%	8/1/27	5,315	5,798
	Chula Vista Elementary School District Miscellaneous Revenue BAN	0.000%	8/1/23	4,500	4,449
	Chula Vista Municipal Financing Authority	5.000%	9/1/20	1,185	1,185
	Chula Vista Municipal Financing Authority	5.000%	9/1/21	2,500	2,616
	Chula Vista Municipal Financing Authority	5.000%	9/1/23	2,615	2,958
	Chula Vista Municipal Financing Authority	5.250%	9/1/24	3,225	3,668
	Chula Vista Municipal Financing Authority	5.500%	9/1/25	3,495	3,997
	Chula Vista Municipal Financing Authority	5.500%	9/1/26	3,685	4,205
	Chula Vista Municipal Financing Authority	5.500%	9/1/27	970	1,104
[8]	Citrus Community College District GO, 5.000% coupon rate effective 2/1/2023, Prere.	0.000%	2/1/24	1,000	1,035
[8]	Citrus Community College District GO, 5.000% coupon rate effective 2/1/2023, Prere.	0.000%	2/1/24	3,150	3,261
[1]	Clovis CA Sewer Revenue	5.000%	8/1/27	1,090	1,408
[1]	Clovis CA Sewer Revenue	5.000%	8/1/28	1,000	1,284
[1]	Clovis CA Sewer Revenue	5.000%	8/1/31	1,380	1,729
[1]	Clovis CA Sewer Revenue	5.000%	8/1/33	1,780	2,201
[1]	Clovis CA Sewer Revenue	5.000%	8/1/34	1,000	1,233
[1]	Clovis CA Sewer Revenue	5.000%	8/1/35	1,000	1,229
[1]	Clovis CA Sewer Revenue	5.000%	8/1/36	2,165	2,642
[1]	Clovis CA Sewer Revenue	5.000%	8/1/37	1,265	1,539
[4]	Clovis Unified School District GO	0.000%	8/1/26	450	426
[4]	Clovis Unified School District GO	0.000%	8/1/28	3,250	2,943
[4]	Clovis Unified School District GO	0.000%	8/1/30	12,330	10,603
	Clovis Unified School District GO	0.000%	8/1/32	4,185	3,159
	Clovis Unified School District GO	0.000%	8/1/33	2,700	1,943
	Clovis Unified School District GO	0.000%	8/1/34	2,015	1,383
	Clovis Unified School District GO	0.000%	8/1/35	2,780	1,821
	Coast Community College District GO	0.000%	8/1/33	8,000	5,355
	Coast Community College District GO	5.000%	8/1/33	3,000	3,632
	Coast Community College District GO	3.000%	8/1/36	1,000	1,088
	Coast Community College District GO	3.000%	8/1/37	1,000	1,085
	Coast Community College District GO	3.000%	8/1/38	2,500	2,696
[2]	Colton Joint Unified School District GO	5.000%	8/1/23	785	886
[2]	Colton Joint Unified School District GO	5.000%	8/1/25	1,000	1,125
[1]	Colton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/22	1,215	1,321
	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/21	500	521
	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/22	335	361
[2]	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/23	605	685

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/29	1,595	1,959
[1]	Compton CA Unified School District COP	4.000%	6/1/21	50	51
[1]	Compton CA Unified School District COP	4.000%	6/1/22	150	159
[1]	Compton CA Unified School District COP	4.000%	6/1/23	215	236
[1]	Compton CA Unified School District COP	4.000%	6/1/24	345	390
[1]	Compton CA Unified School District COP	5.000%	6/1/25	405	489
[1]	Compton CA Unified School District COP	5.000%	6/1/26	475	591
[1]	Compton CA Unified School District COP	5.000%	6/1/27	555	710
[1]	Compton CA Unified School District COP	5.000%	6/1/28	335	425
[1]	Compton CA Unified School District COP	5.000%	6/1/29	275	346
[1]	Compton CA Unified School District COP	5.000%	6/1/31	270	334
[1]	Compton CA Unified School District COP	5.000%	6/1/32	530	652
[1]	Compton CA Unified School District COP	4.000%	6/1/33	250	290
[1]	Compton CA Unified School District COP	4.000%	6/1/34	325	375
[1]	Compton CA Unified School District COP	4.000%	6/1/35	400	460
[1]	Compton CA Unified School District COP	4.000%	6/1/36	400	458
[1]	Compton CA Unified School District COP	4.000%	6/1/38	550	625
[1]	Compton CA Unified School District COP	4.000%	6/1/39	575	652
[1]	Compton CA Unified School District GO	5.000%	6/1/25	785	949
[1]	Compton CA Unified School District GO	5.000%	6/1/26	835	1,039
[1]	Compton CA Unified School District GO	5.000%	6/1/27	745	952
[1]	Compton CA Unified School District GO	5.000%	6/1/28	1,140	1,449
[1]	Compton CA Unified School District GO	5.000%	6/1/29	1,000	1,264
[1]	Compton CA Unified School District GO	4.000%	6/1/30	2,200	2,624
[1]	Compton CA Unified School District GO	4.000%	6/1/31	2,065	2,444
[1]	Compton CA Unified School District GO	4.000%	6/1/32	1,970	2,318
[1]	Compton CA Unified School District GO	0.000%	6/1/33	1,000	746
[1]	Compton Community College District GO	5.000%	8/1/31	1,000	1,201
[2]	Conejo Valley Unified School District GO	0.000%	8/1/21	2,000	1,993
[2]	Conejo Valley Unified School District GO	0.000%	8/1/22	2,750	2,725
[2]	Conejo Valley Unified School District GO	0.000%	8/1/23	2,500	2,462
[2]	Conejo Valley Unified School District GO	0.000%	8/1/24	3,000	2,928
[2]	Conejo Valley Unified School District GO	0.000%	8/1/25	3,380	3,213
[2]	Conejo Valley Unified School District GO	0.000%	8/1/26	3,500	3,181
[2]	Conejo Valley Unified School District GO	0.000%	8/1/27	3,000	2,597
[2]	Conejo Valley Unified School District GO	0.000%	8/1/28	2,290	1,886
	Contra Costa Community College District GO	5.000%	8/1/24	1,000	1,092
	Contra Costa Community College District GO	3.000%	8/1/37	1,370	1,494
	Contra Costa Community College District GO	3.000%	8/1/38	1,100	1,191
	Contra Costa Community College District GO	3.000%	8/1/39	1,000	1,079
	Contra Costa Community College District GO	4.000%	8/1/39	2,865	3,196
	Contra Costa Community College District GO, Prere.	4.000%	8/1/22	2,350	2,522
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	3,000	3,419
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	4,000	4,559
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue (Capital Project)	5.000%	6/1/21	800	829
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue (Capital Project)	5.000%	6/1/22	600	651
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue (Capital Project)	5.000%	6/1/23	1,130	1,279

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue(Capital Projects)	5.000%	6/1/23	2,410	2,727
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/30	2,000	2,502
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/31	1,295	1,612
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/32	1,600	1,763
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/32	2,010	2,490
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/33	1,800	1,980
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/33	6,060	7,471
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/34	100	117
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/34	5,665	6,963
	Corona-Norco Unified School District	5.000%	9/1/23	1,145	1,308
	Corona-Norco Unified School District	5.000%	9/1/24	1,325	1,514
	Corona-Norco Unified School District	5.000%	9/1/25	2,525	2,883
	Corona-Norco Unified School District	5.000%	9/1/27	1,000	1,139
	Corona-Norco Unified School District	5.000%	9/1/28	1,590	1,808
[11]	Corona-Norco Unified School District GO	0.000%	8/1/21	2,010	2,003
[11]	Corona-Norco Unified School District GO	0.000%	8/1/22	1,700	1,685
[11]	Corona-Norco Unified School District GO	0.000%	8/1/23	1,000	984
[11]	Corona-Norco Unified School District GO	0.000%	8/1/25	1,325	1,274
[11]	Corona-Norco Unified School District GO	0.000%	8/1/26	1,530	1,445
[11]	Corona-Norco Unified School District GO	0.000%	8/1/27	1,500	1,390
[11]	Corona-Norco Unified School District GO	0.000%	8/1/28	1,290	1,167
	Corona-Norco Unified School District GO	5.000%	8/1/32	200	262
	Corona-Norco Unified School District GO	4.000%	8/1/33	2,525	2,942
	Corona-Norco Unified School District GO	4.000%	8/1/33	2,000	2,330
	Corona-Norco Unified School District GO	5.000%	8/1/33	350	453
	Corona-Norco Unified School District GO	4.000%	8/1/34	2,000	2,317
	Corona-Norco Unified School District GO	4.000%	8/1/34	3,000	3,475
	Corona-Norco Unified School District GO	4.000%	8/1/34	350	423
	Corona-Norco Unified School District GO	4.000%	8/1/35	500	601
	Corona-Norco Unified School District GO	4.000%	8/1/36	675	804
	Corona-Norco Unified School District GO	4.000%	8/1/38	800	942
	Corona-Norco Unified School District Public Financing Authority	5.000%	9/1/21	500	524
	Corona-Norco Unified School District Public Financing Authority	5.000%	9/1/23	500	564
[1,6]	Cotati-Rohnert Park CA Unified School District GO TOB VRDO	0.130%	9/3/20	1,305	1,305
	Covina-Valley Unified School District GO, Prere.	5.000%	8/1/23	2,000	2,279
	Covina-Valley Unified School District GO, Prere.	5.000%	8/1/23	2,250	2,564
[6]	Culver City CA Unified School District GO TOB VRDO	0.050%	9/1/20	11,010	11,010
	Cupertino Union School District GO	5.000%	8/1/32	480	596
	Cupertino Union School District GO	5.000%	8/1/33	545	676
	Cupertino Union School District GO	5.000%	8/1/34	245	303
	Cupertino Union School District GO, Prere.	5.000%	8/1/23	2,835	3,231
	Cupertino Union School District GO, Prere.	5.000%	8/1/24	100	119
[1]	Davis Joint Unified School District GO	3.000%	8/1/32	4,240	4,635
[1]	Davis Joint Unified School District GO	3.000%	8/1/33	4,260	4,633
[1]	Davis Joint Unified School District GO	3.000%	8/1/34	5,555	6,017
[1]	Davis Joint Unified School District GO	3.000%	8/1/35	3,660	3,948

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Davis Joint Unified School District GO	3.000%	8/1/36	6,630	7,123
	Del Mar Race Track Authority Recreational Revenue	4.000%	10/1/21	880	872
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/24	1,585	1,588
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/26	1,475	1,476
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/27	1,835	1,827
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/29	410	407
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.500%	12/1/45	3,260	3,470
	Desert Community College District GO	4.000%	8/1/33	350	444
	Desert Community College District GO	4.000%	8/1/34	375	471
	Desert Community College District GO	4.000%	8/1/35	335	419
	Desert Community College District GO	4.000%	8/1/36	500	619
	Desert Sands Unified School District GO	5.000%	8/1/35	1,000	1,262
	Desert Sands Unified School District GO	4.000%	8/1/36	1,440	1,685
	Desert Sands Unified School District GO	4.000%	8/1/37	1,500	1,750
	Desert Sands Unified School District GO	4.000%	8/1/38	1,500	1,746
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/26	425	541
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/31	1,000	1,273
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/33	1,300	1,626
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/34	900	1,120
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/35	670	831
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/36	1,505	1,859
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/37	1,100	1,355
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/35	8,455	10,113
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/25	6,820	8,361
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	3,975	4,802
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/32	4,015	4,840
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/34	1,855	2,225
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	8,170	10,296
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	3,215	3,845
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/36	8,075	10,154
	East Bay Regional Park District GO	5.000%	9/1/28	385	387
[1]	East Side Union High School District GO	5.000%	8/1/22	1,500	1,639
[1]	East Side Union High School District GO	5.000%	8/1/24	1,005	1,194
[1]	East Side Union High School District GO	5.000%	8/1/25	1,150	1,419
[1]	East Side Union High School District GO	5.000%	8/1/27	1,150	1,508
[2]	East Side Union High School District GO	3.000%	8/1/29	3,300	3,705
	East Side Union High School District GO	5.000%	8/1/29	6,070	6,833
[2]	East Side Union High School District GO	3.000%	8/1/30	7,255	8,074

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	East Side Union High School District GO	3.000%	8/1/31	7,945	8,764
[2]	East Side Union High School District GO	3.000%	8/1/32	3,000	3,290
[2]	East Side Union High School District GO	3.000%	8/1/33	3,000	3,275
	East Side Union High School District GO	4.000%	8/1/33	1,425	1,631
[2]	East Side Union High School District GO	3.000%	8/1/36	6,945	7,461
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/27	300	391
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/29	2,700	3,376
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/29	300	410
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/30	2,600	3,230
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/30	350	488
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/31	5,055	6,252
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/32	5,130	6,321
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/33	5,000	6,148
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/33	775	1,061
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/34	925	1,262
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/35	550	747
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/36	1,865	2,521
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/38	1,650	2,041
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/40	500	598
	Eastern Municipal Water District Water Revenue	5.000%	7/1/22	1,045	1,138
	Eastern Municipal Water District Water Revenue	5.000%	7/1/26	1,050	1,330
	Eastern Municipal Water District Water Revenue	5.000%	7/1/27	2,455	3,097
	Eastern Municipal Water District Water Revenue	5.000%	7/1/28	1,890	2,377
	Eastern Municipal Water District Water Revenue	5.000%	7/1/29	3,650	4,575
	Eastern Municipal Water District Water Revenue	5.000%	7/1/31	2,835	3,532
	Eastern Municipal Water District Water Revenue	5.000%	7/1/32	2,580	3,206
	Eastern Municipal Water District Water Revenue	5.000%	7/1/33	3,775	4,678
	Eastern Municipal Water District Water Revenue	5.000%	7/1/35	4,970	6,134
	Eastern Municipal Water District Water Revenue	5.000%	7/1/36	2,310	2,843
[7]	Eastern Municipal Water District Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.340%	10/1/21	12,000	11,991
	Eastern Municipal Water District Water Revenue VRDO	0.020%	9/1/20	7,825	7,825
	El Camino Community College District Foundation GO	0.000%	8/1/29	8,085	7,228

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	El Camino Community College District Foundation GO	0.000%	8/1/32	10,000	8,228
	El Camino Community College District Foundation GO	0.000%	8/1/33	3,500	2,800
	El Camino Community College District Foundation GO	5.000%	8/1/34	1,100	1,361
	El Camino Healthcare District GO	4.000%	8/1/33	3,035	3,528
	El Dorado County CA	5.000%	9/1/21	1,985	2,080
	El Dorado County CA	4.000%	9/1/28	1,980	2,112
	El Dorado County CA	4.000%	9/1/31	690	731
	El Dorado Irrigation District COP	5.000%	3/1/31	250	342
	El Dorado Irrigation District COP	5.000%	3/1/32	300	407
	El Dorado Irrigation District COP	5.000%	3/1/33	300	404
	El Dorado Irrigation District COP	5.000%	3/1/34	250	334
	El Dorado Irrigation District COP	5.000%	3/1/35	100	133
	El Dorado Irrigation District COP	5.000%	3/1/37	400	528
	El Dorado Irrigation District COP	5.000%	3/1/38	1,000	1,313
	El Dorado Irrigation District COP	5.000%	3/1/39	1,000	1,308
	El Dorado Irrigation District COP	5.000%	3/1/40	785	1,024
[2]	El Dorado Irrigation District Water Revenue, ETM	5.000%	3/1/21	2,280	2,335
[2]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/24	8,460	9,852
[2]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/24	1,500	1,747
[2]	El Dorado Union High School District GO	5.000%	8/1/34	2,195	2,744
[2]	El Dorado Union High School District GO	5.000%	8/1/35	2,280	2,837
	Elk Grove Finance Authority	4.000%	9/1/20	560	560
	Elk Grove Finance Authority	5.000%	9/1/21	465	486
	Elk Grove Finance Authority	5.000%	9/1/22	425	464
[1]	Elk Grove Finance Authority	5.000%	9/1/33	2,000	2,407
[1]	Elk Grove Finance Authority	5.000%	9/1/34	3,970	4,761
[1]	Elk Grove Finance Authority	5.000%	9/1/35	3,735	4,477
[1]	Elk Grove Unified School District COP	3.000%	2/1/37	700	740
	Elk Grove Unified School District GO	5.000%	8/1/30	1,635	2,049
	Elk Grove Unified School District GO	5.000%	8/1/31	1,940	2,418
	Encinitas CA	5.000%	9/1/28	1,000	1,077
	Encinitas CA	5.000%	9/1/29	800	861
	Escondido CA GO	5.000%	9/1/22	765	839
	Escondido CA GO	5.000%	9/1/23	2,030	2,322
	Escondido CA GO	5.000%	9/1/24	825	984
	Escondido CA GO	5.000%	9/1/25	1,000	1,238
[11]	Escondido Union High School District GO	0.000%	8/1/26	2,740	2,581
[11]	Evergreen School District GO	0.000%	8/1/26	2,200	2,096
	Evergreen School District GO	4.000%	8/1/34	1,070	1,212
	Evergreen School District GO	4.000%	8/1/35	335	402
	Evergreen School District GO	4.000%	8/1/36	1,870	2,100
	Evergreen School District GO	4.000%	8/1/37	1,050	1,243
[12]	Fairfield CA COP	0.000%	4/1/34	940	719
	Fairfield-Suisun Unified School District GO	2.000%	8/1/34	5,195	5,316
	Fairfield-Suisun Unified School District GO	2.000%	8/1/35	5,500	5,588
	Fairfield-Suisun Unified School District GO	2.000%	8/1/36	5,770	5,796
	Fairfield-Suisun Unified School District GO	2.000%	8/1/37	6,095	6,031
[13]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.050%	4/15/34	4,825	5,379
[13]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/35	14,950	16,102
	Folsom Ranch Financing Authority	5.000%	9/1/27	1,000	1,162
	Folsom Ranch Financing Authority	5.000%	9/1/32	1,820	2,137

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fontana CA	5.000%	9/1/26	1,725	1,960
	Fontana CA	5.000%	9/1/27	1,810	2,044
	Fontana CA	5.000%	9/1/28	1,900	2,134
[4]	Foothill-De Anza Community College District GO	0.000%	8/1/32	17,000	13,939
[3]	Foothill-De Anza Community College District GO	0.000%	8/1/34	12,995	10,050
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/21	4,115	4,097
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/22	12,255	12,052
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/23	16,430	15,935
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	1,880	1,795
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.250%	1/15/33	5,000	5,677
	Foothill-Eastern Transportation Corridor Agency Highway Revenue PUT	5.500%	1/15/23	30,380	32,551
[2,8]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.300% coupon rate effective 1/15/2024	0.000%	1/15/29	2,000	2,262
[2,8]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.500% coupon rate effective 1/15/2024	0.000%	1/15/31	1,000	1,187
[8]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.700% coupon rate effective 1/15/2024	0.000%	1/15/25	2,130	2,071
[8]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.800% coupon rate effective 1/15/2024	0.000%	1/15/26	3,000	3,010
[8]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.900% coupon rate effective 1/15/2024	0.000%	1/15/27	5,000	5,161
	Foster City CA GO	4.000%	8/1/32	275	330
	Foster City CA GO	3.000%	8/1/33	500	552
	Foster City CA GO	3.000%	8/1/34	600	657
	Foster City CA GO	3.000%	8/1/35	635	692
	Foster City CA GO	4.000%	8/1/36	600	703
	Foster City CA GO	3.000%	8/1/38	950	1,024
	Foster City CA GO	3.000%	8/1/40	830	888
[2]	Franklin-Mckinley School District GO	0.000%	8/1/32	3,000	2,310
[2]	Franklin-Mckinley School District GO	0.000%	8/1/35	1,840	1,279
[13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/33	7,907	8,979
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/29	1,070	1,210
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/30	1,415	1,594
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/31	1,790	2,009
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/32	2,195	2,451
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/33	2,630	2,921
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/34	3,105	3,434
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/37	570	650
	Fremont Public Financing Authority Lease (Abatement) Revenue	4.000%	10/1/37	2,040	2,446

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fremont Public Financing Authority Lease (Abatement) Revenue	4.000%	10/1/38	2,875	3,431
	Fremont Union High School District GO	4.000%	8/1/32	1,000	1,123
	Fremont Union High School District GO	4.000%	8/1/34	2,085	2,334
	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/21	3,750	3,854
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/22	540	581
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/23	2,610	2,901
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/24	1,710	1,968
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/25	1,600	1,903
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/26	1,650	2,018
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/27	1,315	1,650
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/28	1,495	1,862
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/29	1,025	1,268
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/30	745	917
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/31	3,045	3,710
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/32	1,500	1,818
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/34	2,460	2,951
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/36	2,055	2,450
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/37	1,200	1,427
	Fullerton Community Facilities District No. 1	5.000%	9/1/26	1,000	1,092
	Fullerton Community Facilities District No. 1	5.000%	9/1/32	1,600	1,735
[1,10]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/25	1,500	1,759
[1,10]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/26	3,260	3,909
[1,10]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/27	1,875	2,294
	Garden Grove Unified School District GO, Prere.	5.000%	8/1/23	3,650	4,154
	Gavilan Joint Community College District GO	5.000%	8/1/32	4,200	5,058
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	5.000%	8/1/23	2,400	2,732
	Glendale CA Community College District GO	0.000%	8/1/24	235	228
	Glendale CA Community College District GO	0.000%	8/1/25	365	348
	Glendale CA Community College District GO	0.000%	8/1/26	360	337
	Glendale CA Community College District GO	0.000%	8/1/27	515	470
	Glendale CA Community College District GO	0.000%	8/1/28	780	693
	Glendale CA Community College District GO	0.000%	8/1/29	570	491
	Glendale CA Community College District GO	0.000%	8/1/30	910	760
	Glendale CA Community College District GO	0.000%	8/1/31	900	723
	Glendale CA Community College District GO	0.000%	8/1/32	1,005	779
	Glendale CA Electric Electric Power & Light Revenue	5.000%	2/1/35	1,200	1,435
	Glendale CA Unified School District GO	4.000%	9/1/39	14,310	15,847
	Glendale CA Unified School District GO, Prere.	4.000%	9/1/24	6,345	7,264

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	12/1/22	1,575	1,701
[1]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	12/1/23	2,340	2,607
[1]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/1/24	1,605	1,908
[6]	Golden State Tobacco Securitization Corp. California Revenue TOB VRDO	0.190%	9/3/20	36,795	36,795
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/21	555	575
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/21	1,000	1,036
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/21	2,785	2,880
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/21	5,875	6,085
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/22	3,670	3,954
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/22	10,075	10,911
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	8,000	8,948
[3]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/24	4,800	4,652
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	11,505	13,331
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	8,570	10,199
[2]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/26	1,500	1,416
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	20,745	25,303
[3]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/27	10,745	9,879
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	19,810	24,689
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	4,285	5,293
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	9,575	10,672
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	9,045	11,043
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,765	5,299
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	19,835	24,583
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/31	5,140	5,842
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	3,260	3,857
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	4,605	5,634
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	9,455	11,149
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	6,195	7,547
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	11,200	13,181
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/35	1,170	1,314

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	3,640	4,274
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/40	415	483
[2]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/40	2,325	2,743
	Grossmont Healthcare District GO	4.000%	7/15/40	40,000	44,562
	Grossmont Union High School District GO	5.000%	8/1/22	1,275	1,394
[2]	Grossmont Union High School District GO	0.000%	2/1/25	1,400	1,363
[2]	Grossmont Union High School District GO	0.000%	8/1/26	2,040	1,861
	Grossmont Union High School District GO	0.000%	8/1/27	2,345	2,188
[2]	Grossmont Union High School District GO	0.000%	8/1/27	2,825	2,456
	Grossmont Union High School District GO	0.000%	8/1/28	3,210	2,932
[2]	Grossmont Union High School District GO	0.000%	8/1/28	2,905	2,405
	Grossmont Union High School District GO	0.000%	8/1/29	6,965	6,216
[4]	Grossmont Union High School District GO	0.000%	8/1/30	20,695	17,972
	Grossmont Union High School District GO	4.000%	8/1/33	10,000	11,442
[11]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/25	14,010	13,553
[11]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/28	21,875	19,999
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/34	505	649
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/35	500	639
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/36	1,150	1,464
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/37	1,175	1,491
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/38	1,350	1,709
[2]	Hanford Joint Union High School District GO	5.000%	8/1/26	1,420	1,719
[2]	Hanford Joint Union High School District GO	5.000%	8/1/28	2,575	3,107
[2]	Hanford Joint Union High School District GO	5.000%	8/1/29	2,390	2,877
[2]	Hanford Joint Union High School District GO	5.000%	8/1/31	2,385	2,858
	Hartnell CA Community College District GO	5.000%	8/1/21	525	548
	Hartnell CA Community College District GO	5.000%	8/1/22	525	574
	Hartnell CA Community College District GO	4.000%	8/1/36	725	864
	Hartnell CA Community College District GO	4.000%	8/1/37	600	710
	Hartnell CA Community College District GO	3.000%	8/1/38	380	412
	Hartnell CA Community College District GO	3.000%	8/1/39	500	541
	Hartnell CA Community College District GO	3.000%	8/1/40	525	567
	Hayward Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	2,000	2,453
	Hayward Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,205	1,441
[2]	Hayward Unified School District GO	0.000%	8/1/26	640	604
[2]	Hayward Unified School District GO	5.000%	8/1/30	3,465	4,032
[2]	Hayward Unified School District GO	5.000%	8/1/30	4,930	5,736
[2]	Hayward Unified School District GO	5.000%	8/1/31	1,500	1,742
[2]	Hayward Unified School District GO	5.000%	8/1/32	4,240	4,919
[2]	Hayward Unified School District GO	5.000%	8/1/32	1,700	1,972
[2]	Hayward Unified School District GO	5.000%	8/1/33	3,045	3,528
[2]	Hayward Unified School District GO	5.000%	8/1/33	6,130	7,102
[2]	Hayward Unified School District GO	0.000%	8/1/34	150	114
[1]	Hayward Unified School District GO	4.000%	8/1/35	1,830	2,168
[2,10]	Hayward Unified School District GO	4.000%	8/1/35	2,600	3,127
[1]	Hayward Unified School District GO	4.000%	8/1/36	1,535	1,812
[2,10]	Hayward Unified School District GO	4.000%	8/1/36	995	1,190

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Hayward Unified School District GO	4.000%	8/1/37	1,355	1,594
[2,10]	Hayward Unified School District GO	4.000%	8/1/37	790	941
[1]	Hayward Unified School District GO	4.000%	8/1/38	1,640	1,924
[2,10]	Hayward Unified School District GO	4.000%	8/1/38	1,540	1,826
[2,10]	Hayward Unified School District GO	4.000%	8/1/39	3,995	4,723
[2,10]	Hayward Unified School District GO	4.000%	8/1/40	4,435	5,221
	Hemet Unified School District Financing Authority	4.000%	9/1/20	250	250
	Hemet Unified School District Financing Authority	5.000%	9/1/21	175	182
	Hemet Unified School District Financing Authority	5.000%	9/1/22	500	538
	Hemet Unified School District Financing Authority	5.000%	9/1/23	500	557
	Hemet Unified School District Financing Authority	5.000%	9/1/24	615	706
	Hemet Unified School District Financing Authority	5.000%	9/1/25	385	447
	Hemet Unified School District Financing Authority	5.000%	9/1/27	950	1,094
	Hemet Unified School District Financing Authority	5.000%	9/1/29	1,255	1,430
	Hemet Unified School District Financing Authority	5.000%	9/1/32	550	615
	Hemet Unified School District Financing Authority	5.000%	9/1/33	580	647
	Hemet Unified School District Financing Authority	5.000%	9/1/34	360	401
[1]	Hollister Redevelopment Agency Successor Agency Tax Allocation Revenue (Hollister Community Development Project)	5.000%	10/1/27	1,000	1,169
[1]	Hollister Redevelopment Agency Successor Agency Tax Allocation Revenue (Hollister Community Development Project)	5.000%	10/1/28	1,235	1,438
[4]	Huntington Beach Union High School District GO	0.000%	8/1/33	625	492
[1]	Imperial Community College District GO	0.000%	8/1/22	175	173
[1]	Imperial Community College District GO	0.000%	8/1/23	250	245
[1]	Imperial Community College District GO	0.000%	8/1/24	500	483
[1]	Imperial Community College District GO	0.000%	8/1/25	725	691
[1]	Imperial Community College District GO	0.000%	8/1/26	1,005	939
[1]	Imperial Community College District GO	0.000%	8/1/27	1,580	1,425
[1]	Imperial Community College District GO	0.000%	8/1/28	1,885	1,635
[1]	Imperial Community College District GO	0.000%	8/1/29	2,000	1,662
[4]	Imperial Community College District GO	0.000%	8/1/30	330	276
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/20	1,000	1,008
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/21	1,000	1,056
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/22	525	580
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/22	1,250	1,380
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/23	1,500	1,728
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/24	670	803
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/24	1,025	1,229
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/25	1,310	1,626

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/26	2,265	2,889
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/27	500	625
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/28	615	768
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/32	2,500	2,971
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/33	3,000	3,550
[2]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	1,615	1,693
[2]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	1,195	1,304
[2]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	750	851
[2]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	715	843
[1]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/21	515	531
[1]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/22	405	435
[1]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/23	1,130	1,266
[1]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/25	1,600	1,928
[1]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/27	500	636
[1]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/29	1,215	1,511
[1]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/30	1,000	1,237
[1]	Inglewood Unified School District GO	4.000%	8/1/22	1,100	1,175
[1]	Inglewood Unified School District GO	4.000%	8/1/23	450	496
[1]	Inglewood Unified School District GO	4.000%	8/1/24	250	284
[1]	Inglewood Unified School District GO	4.000%	8/1/25	300	350
[1]	Inglewood Unified School District GO	4.000%	8/1/27	250	303
[1]	Inglewood Unified School District GO	5.000%	8/1/28	325	412
[1]	Inglewood Unified School District GO	5.000%	8/1/29	350	441
[1]	Inglewood Unified School District GO	5.000%	8/1/30	400	500
[1]	Inglewood Unified School District GO	5.000%	8/1/33	500	615
[1]	Inglewood Unified School District GO	5.000%	8/1/34	600	736
[1]	Inglewood Unified School District GO	4.000%	8/1/35	500	579
[1]	Inglewood Unified School District GO	4.000%	8/1/37	260	299
[1]	Inglewood Unified School District GO	4.000%	8/1/38	505	579
[1]	Inglewood Unified School District GO	4.000%	8/1/39	750	858
	Irvine CA	4.000%	9/2/20	2,425	2,425
	Irvine CA	4.000%	9/2/20	750	750
	Irvine CA	5.000%	9/2/20	350	350
	Irvine CA	4.000%	9/2/21	1,750	1,817
	Irvine CA	5.000%	9/2/21	675	703
	Irvine CA	4.000%	9/2/22	220	237
	Irvine CA	5.000%	9/2/22	1,125	1,228
	Irvine CA	5.000%	9/2/22	650	702

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Irvine CA	5.000%	9/2/22	1,000	1,090
	Irvine CA	5.000%	9/2/23	200	228
	Irvine CA	5.000%	9/2/23	400	434
	Irvine CA	5.000%	9/2/23	800	897
	Irvine CA	5.000%	9/2/24	200	237
	Irvine CA	5.000%	9/2/24	850	983
	Irvine CA	5.000%	9/2/25	250	307
	Irvine CA	5.000%	9/2/25	450	536
	Irvine CA	5.000%	9/2/26	300	379
	Irvine CA	5.000%	9/2/26	800	940
	Irvine CA	5.000%	9/2/27	375	487
	Irvine CA	5.000%	9/2/28	520	690
	Irvine CA	5.000%	9/2/29	500	678
	Irvine CA	5.000%	9/2/30	330	441
[6,9]	Irvine CA VRDO	0.020%	9/1/20	5,300	5,300
[9]	Irvine CA VRDO	0.020%	9/1/20	700	700
[6,9]	Irvine CA VRDO	0.020%	9/1/20	4,675	4,675
[6,9]	Irvine CA VRDO	0.020%	9/1/20	8,100	8,100
	Irvine Ranch Water District	5.000%	2/1/33	1,000	1,241
	Irvine Ranch Water District	5.000%	2/1/34	2,000	2,477
	Irvine Ranch Water District	5.000%	2/1/35	2,500	3,090
	Irvine Ranch Water District	5.000%	2/1/36	2,665	3,285
	Irvine Ranch Water District COP	5.000%	3/1/32	3,640	4,523
	Irvine Ranch Water District COP	5.000%	3/1/33	2,790	3,454
	Irvine Ranch Water District COP	5.000%	3/1/34	1,300	1,604
	Irvine Ranch Water District COP	5.000%	3/1/36	1,000	1,226
[9]	Irvine Ranch Water District VRDO	0.020%	9/1/20	1,365	1,365
	Irvine Unified School District	5.000%	9/1/21	1,500	1,561
	Irvine Unified School District	5.000%	9/1/23	1,150	1,288
	Irvine Unified School District	5.000%	9/1/24	1,225	1,418
	Irvine Unified School District	5.000%	9/1/26	1,300	1,585
	Irvine Unified School District	5.000%	9/1/27	150	187
	Irvine Unified School District	5.000%	9/1/28	525	648
	Irvine Unified School District	5.000%	9/1/29	360	466
	Irvine Unified School District	5.000%	9/1/30	385	471
	Irvine Unified School District	5.000%	9/1/30	200	257
	Irvine Unified School District	5.000%	9/1/31	200	243
	Irvine Unified School District	5.000%	9/1/31	350	446
	Irvine Unified School District	5.000%	9/1/32	450	543
	Irvine Unified School District	5.000%	9/1/32	525	634
	Irvine Unified School District	5.000%	9/1/33	1,090	1,306
	Irvine Unified School District	5.000%	9/1/33	250	300
	Irvine Unified School District	5.000%	9/1/33	410	515
	Irvine Unified School District	5.000%	9/1/35	510	607
	Irvine Unified School District	5.000%	9/1/35	250	312
	Irvine Unified School District	5.000%	9/1/36	350	414
	Irvine Unified School District	5.000%	9/1/36	265	328
	Irvine Unified School District	4.000%	9/1/37	565	640
	Irvine Unified School District	4.000%	9/1/38	275	310
	Irvine Unified School District	4.000%	9/1/39	250	281
[1]	Jefferson Union High School District COP	4.000%	8/1/23	150	164
[1]	Jefferson Union High School District COP	4.000%	8/1/29	90	110
[1]	Jefferson Union High School District COP	4.000%	8/1/30	100	124
[1]	Jefferson Union High School District COP	4.000%	8/1/31	150	184
[1]	Jefferson Union High School District COP	4.000%	8/1/32	100	122
[1]	Jefferson Union High School District COP	4.000%	8/1/33	150	182
[1]	Jefferson Union High School District COP	4.000%	8/1/34	100	120
[1]	Jefferson Union High School District COP	4.000%	8/1/35	355	426

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Jefferson Union High School District COP	4.000%	8/1/36	640	762
[1]	Jefferson Union High School District COP	4.000%	8/1/40	1,000	1,175
[1]	Jefferson Union High School District GO	5.000%	8/1/21	500	522
[1]	Jefferson Union High School District GO	5.000%	8/1/22	700	765
[1]	Jefferson Union High School District GO	5.000%	8/1/23	1,035	1,180
[1]	Jefferson Union High School District GO	5.000%	8/1/24	875	1,040
[1]	Jefferson Union High School District GO	5.000%	8/1/25	880	1,086
	Jefferson Union High School District GO	4.000%	8/1/33	200	241
	Jefferson Union High School District GO	4.000%	8/1/34	125	150
	Jefferson Union High School District GO	3.000%	8/1/35	150	161
	Jefferson Union High School District GO	3.000%	8/1/36	250	267
	Jefferson Union High School District GO	3.000%	8/1/37	275	293
	Jefferson Union High School District GO	4.000%	8/1/38	365	426
	Jefferson Union High School District GO	4.000%	8/1/39	400	466
	Jefferson Union High School District GO	4.000%	8/1/40	300	348
	Jurupa Public Financing Authority	4.000%	9/1/20	1,385	1,385
	Jurupa Public Financing Authority	5.000%	9/1/21	500	523
[1]	Jurupa Public Financing Authority	5.000%	9/1/21	500	523
	Jurupa Public Financing Authority	5.000%	9/1/22	1,535	1,673
[1]	Jurupa Public Financing Authority	5.000%	9/1/22	800	871
	Jurupa Public Financing Authority	5.000%	9/1/23	1,365	1,546
[1]	Jurupa Public Financing Authority	5.000%	9/1/23	725	820
	Jurupa Public Financing Authority	5.000%	9/1/24	620	728
[1]	Jurupa Public Financing Authority	5.000%	9/1/24	790	926
	Jurupa Public Financing Authority	5.000%	9/1/25	1,725	2,091
[1]	Jurupa Public Financing Authority	5.000%	9/1/25	370	448
[1]	Jurupa Public Financing Authority	4.000%	9/1/26	1,000	1,180
[1]	Jurupa Public Financing Authority	4.000%	9/1/28	1,690	2,046
[1]	Jurupa Public Financing Authority	4.000%	9/1/30	1,815	2,255
[1]	Jurupa Public Financing Authority	4.000%	9/1/37	605	711
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	3,755	3,874
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	3,950	4,240
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	4,930	5,384
[4]	Kern Community College District GO	0.000%	11/1/27	7,375	6,789
	La Canada Unified School District GO	4.000%	8/1/22	275	295
	La Canada Unified School District GO	4.000%	8/1/23	250	278
	La Canada Unified School District GO	4.000%	8/1/24	215	247
	La Canada Unified School District GO	4.000%	8/1/33	510	622
	La Canada Unified School District GO	4.000%	8/1/38	1,030	1,218
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/23	750	849
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/24	1,250	1,414
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/25	1,250	1,411
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/28	1,000	1,164
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/29	1,000	1,160
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/30	1,500	1,666

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/31	6,595	7,309
[2]	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/32	5,200	5,826
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/32	1,515	1,741
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/34	1,050	1,202
	La Verne CA COP, Prere.	5.000%	5/15/22	300	327
	La Verne CA COP, Prere.	5.000%	5/15/22	310	338
	La Verne CA COP, Prere.	5.000%	5/15/22	550	599
	La Verne CA COP, Prere.	5.000%	5/15/22	750	817
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/21	690	714
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/22	590	636
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/23	435	492
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/24	435	511
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/25	600	728
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/26	1,355	1,612
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/27	2,100	2,464
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/28	1,850	2,159
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/29	890	1,082
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/30	1,000	1,210
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/33	1,200	1,430
	Lee Lake Public Financing Authority	5.000%	9/1/21	1,810	1,896
	Lee Lake Public Financing Authority	5.000%	9/1/23	2,190	2,469
	Liberty Union High School District GO	4.000%	8/1/30	750	916
	Liberty Union High School District GO	4.000%	8/1/31	565	686
	Lincoln CA	4.000%	9/1/21	650	675
	Lincoln CA	4.000%	9/1/22	450	483
	Lincoln CA	4.000%	9/1/23	450	499
	Lincoln CA	4.000%	9/1/24	600	684
	Lincoln CA	5.000%	9/1/25	550	669
[2]	Lincoln CA	5.000%	9/1/26	1,000	1,242
[2]	Lincoln CA	5.000%	9/1/27	1,025	1,305
[2]	Lincoln CA	5.000%	9/1/28	1,270	1,645

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Lincoln CA	5.000%	9/1/29	2,540	3,270
[2]	Lincoln CA	5.000%	9/1/30	3,300	4,194
[2]	Lincoln CA	5.000%	9/1/31	3,415	4,288
[2]	Lincoln CA	3.125%	9/1/33	2,495	2,711
[2]	Lincoln CA	5.000%	9/1/33	1,625	2,010
[2]	Lincoln CA	3.250%	9/1/34	1,375	1,497
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/21	1,000	1,043
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/22	1,075	1,175
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/23	1,155	1,317
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/24	1,240	1,473
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/25	1,180	1,456
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/30	435	518
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/32	350	411
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/34	650	753
	Livermore Valley Water Financing Authority Lease Revenue	5.000%	7/1/29	500	643
	Livermore Valley Water Financing Authority Lease Revenue	5.000%	7/1/31	575	730
	Livermore Valley Water Financing Authority Lease Revenue	5.000%	7/1/32	720	907
	Livermore Valley Water Financing Authority Lease Revenue	5.000%	7/1/33	700	874
	Livermore Valley Water Financing Authority Lease Revenue	5.000%	7/1/35	600	743
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/33	670	807
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/37	1,000	1,079
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/38	1,250	1,344
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/40	1,175	1,255
	Lodi CA Unified School District GO	4.000%	8/1/37	2,700	3,137
[2]	Lodi Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	9/1/22	1,000	1,093
[2]	Lodi Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	9/1/25	1,335	1,649
[2]	Lodi Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	9/1/28	1,330	1,782
[2]	Lodi Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	9/1/29	700	928
	Long Beach Bond Finance Authority Natural Gas Revenue	5.250%	11/15/20	3,330	3,361
	Long Beach Bond Finance Authority Natural Gas Revenue	5.250%	11/15/21	500	527
	Long Beach Bond Finance Authority Natural Gas Revenue	5.250%	11/15/22	260	286
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/24	8,060	9,430
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/30	1,605	2,152
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/32	3,295	4,531

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/35	695	945
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	8,345	12,126
[7]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of 3M USD LIBOR + 1.410%	1.598%	11/17/20	16,845	17,102
[7]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of 3M USD LIBOR + 1.430%	1.618%	11/15/26	10,025	10,153
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/33	1,020	1,196
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/34	2,000	2,341
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/35	2,825	3,302
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/38	1,225	1,543
[2]	Long Beach Community College District GO	0.000%	6/1/29	5,420	4,811
	Long Beach Community College District GO	4.000%	8/1/31	1,230	1,493
	Long Beach Community College District GO	4.000%	8/1/33	760	906
	Long Beach Community College District GO	4.000%	8/1/33	400	487
	Long Beach Community College District GO	4.000%	8/1/34	600	710
	Long Beach Community College District GO	4.000%	8/1/35	670	805
	Long Beach Community College District GO	3.000%	8/1/36	1,380	1,496
	Long Beach Community College District GO	3.000%	8/1/37	2,860	3,091
	Long Beach Community College District GO	3.000%	8/1/38	3,160	3,394
	Long Beach Community College District GO	3.000%	8/1/39	3,395	3,636
[2]	Long Beach Community College District GO, ETM	0.000%	6/1/29	960	870
[11]	Long Beach Unified School District GO	0.000%	8/1/25	1,595	1,522
[11]	Long Beach Unified School District GO	0.000%	8/1/26	1,450	1,356
	Long Beach Unified School District GO	0.000%	8/1/27	2,500	2,179
	Long Beach Unified School District GO	5.000%	8/1/30	5,000	5,444
	Long Beach Unified School District GO	4.000%	8/1/32	1,000	1,255
	Long Beach Unified School District GO	3.000%	8/1/34	550	608
	Long Beach Unified School District GO	3.000%	8/1/35	1,140	1,254
	Long Beach Unified School District GO	3.000%	8/1/36	2,080	2,260
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	3,032
	Long Beach Unified School District GO	3.000%	8/1/40	3,105	3,282
	Los Alamitos Unified School District GO	3.000%	8/1/36	1,145	1,246
	Los Alamitos Unified School District GO	3.000%	8/1/37	1,260	1,367
	Los Angeles CA Community College District GO	4.000%	8/1/21	555	575
	Los Angeles CA Community College District GO	5.000%	8/1/22	3,155	3,449
	Los Angeles CA Community College District GO	5.000%	8/1/25	25	31
	Los Angeles CA Community College District GO	5.000%	8/1/28	37,345	43,991
	Los Angeles CA Community College District GO	5.000%	8/1/29	12,860	15,116
	Los Angeles CA Community College District GO	4.000%	8/1/30	1,000	1,095
	Los Angeles CA Community College District GO	4.000%	8/1/30	4,075	4,590
	Los Angeles CA Community College District GO	5.000%	8/1/30	8,840	10,390
	Los Angeles CA Community College District GO	4.000%	8/1/31	6,145	6,712
	Los Angeles CA Community College District GO	4.000%	8/1/31	4,320	4,848

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Community College District GO	4.000%	8/1/31	8,575	10,405
	Los Angeles CA Community College District GO	5.000%	8/1/31	37,455	43,977
	Los Angeles CA Community College District GO	4.000%	8/1/32	14,500	16,193
	Los Angeles CA Community College District GO	4.000%	8/1/32	5,205	5,813
	Los Angeles CA Community College District GO	4.000%	8/1/33	19,225	21,397
	Los Angeles CA Community College District GO	4.000%	8/1/33	1,925	2,295
	Los Angeles CA Community College District GO	4.000%	8/1/34	3,500	4,144
	Los Angeles CA Community College District GO	4.000%	8/1/35	4,000	4,720
	Los Angeles CA Community College District GO	4.000%	8/1/35	14,160	16,380
	Los Angeles CA Community College District GO	4.000%	8/1/36	4,915	5,755
	Los Angeles CA Community College District GO	4.000%	8/1/36	10,010	11,526
	Los Angeles CA Community College District GO	5.000%	8/1/36	8,850	10,785
	Los Angeles CA Community College District GO	4.000%	8/1/37	10,000	10,852
	Los Angeles CA Community College District GO	4.000%	8/1/37	1,025	1,176
	Los Angeles CA Community College District GO	4.000%	8/1/37	10,000	11,474
	Los Angeles CA Community College District GO	4.000%	8/1/37	6,515	7,607
	Los Angeles CA Community College District GO	4.000%	8/1/38	19,360	22,106
	Los Angeles CA Community College District GO	4.000%	8/1/39	9,000	10,256
[6]	Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.240%	9/3/20	7,250	7,250
	Los Angeles CA GO	5.000%	9/1/22	10,010	10,495
	Los Angeles CA Unified School District GO	4.000%	7/1/21	1,000	1,032
	Los Angeles CA Unified School District GO	5.000%	7/1/21	8,750	9,102
	Los Angeles CA Unified School District GO	5.000%	7/1/21	2,940	3,058
	Los Angeles CA Unified School District GO	5.000%	7/1/21	12,500	13,003
	Los Angeles CA Unified School District GO	3.000%	7/1/22	1,595	1,677
	Los Angeles CA Unified School District GO	4.000%	7/1/22	1,100	1,177
	Los Angeles CA Unified School District GO	5.000%	7/1/22	13,000	14,142
	Los Angeles CA Unified School District GO	3.000%	7/1/23	1,550	1,671
	Los Angeles CA Unified School District GO	4.000%	7/1/23	425	470
	Los Angeles CA Unified School District GO	5.000%	7/1/23	3,860	4,378
	Los Angeles CA Unified School District GO	5.000%	7/1/23	7,185	8,150
	Los Angeles CA Unified School District GO	5.000%	7/1/23	6,905	7,832
	Los Angeles CA Unified School District GO	5.000%	7/1/23	7,275	8,252
	Los Angeles CA Unified School District GO	4.000%	7/1/24	9,000	10,271
	Los Angeles CA Unified School District GO	5.000%	7/1/24	1,075	1,268
	Los Angeles CA Unified School District GO	5.000%	7/1/24	4,010	4,169
	Los Angeles CA Unified School District GO	5.000%	7/1/24	17,285	20,385
	Los Angeles CA Unified School District GO	5.000%	7/1/24	4,000	4,717
	Los Angeles CA Unified School District GO	5.000%	7/1/24	2,810	3,314
	Los Angeles CA Unified School District GO	5.000%	7/1/24	3,430	3,566
	Los Angeles CA Unified School District GO	5.000%	7/1/24	11,000	12,973

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Unified School District GO	5.000%	7/1/24	13,105	15,455
	Los Angeles CA Unified School District GO	5.000%	7/1/25	6,010	6,247
	Los Angeles CA Unified School District GO	5.000%	7/1/25	21,505	26,279
	Los Angeles CA Unified School District GO	5.000%	7/1/25	505	594
	Los Angeles CA Unified School District GO	5.000%	7/1/25	1,510	1,776
	Los Angeles CA Unified School District GO	5.000%	7/1/26	16,270	20,469
	Los Angeles CA Unified School District GO	5.000%	7/1/26	2,500	2,596
	Los Angeles CA Unified School District GO	5.000%	7/1/26	25,875	32,553
	Los Angeles CA Unified School District GO	5.000%	7/1/27	8,375	9,075
	Los Angeles CA Unified School District GO	5.000%	1/1/28	8,395	9,095
	Los Angeles CA Unified School District GO	5.000%	7/1/28	2,600	2,699
	Los Angeles CA Unified School District GO	5.000%	7/1/28	34,670	40,554
	Los Angeles CA Unified School District GO	5.000%	7/1/29	34,760	40,587
	Los Angeles CA Unified School District GO	5.000%	7/1/29	2,500	2,594
	Los Angeles CA Unified School District GO	5.000%	7/1/30	9,900	13,377
	Los Angeles CA Unified School District GO	5.000%	7/1/30	3,015	3,128
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,985	2,399
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,150	1,432
	Los Angeles CA Unified School District GO	5.000%	7/1/30	24,615	28,721
	Los Angeles CA Unified School District GO	5.000%	7/1/31	3,000	3,112
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/31	15,775	20,403
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/32	3,000	3,857
	Los Angeles CA Unified School District GO	4.000%	7/1/33	2,130	2,405
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/33	5,080	6,500
	Los Angeles CA Unified School District GO	3.000%	1/1/34	17,750	19,628
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	12,762
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/35	10,000	12,717
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/36	5,600	7,105
	Los Angeles CA Unified School District GO	4.000%	7/1/37	6,190	7,473
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/37	5,870	7,426
	Los Angeles CA Unified School District GO	4.000%	7/1/38	3,925	4,722
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/38	5,120	6,460
	Los Angeles CA Unified School District GO	4.000%	7/1/39	4,000	4,797
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,275	2,720
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/21	2,110	2,187
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/22	2,750	2,984
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/23	1,760	1,993
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	13,090	14,176
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/29	10,000	10,819
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	5,420	6,082
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	10,880	12,196
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	16,925	18,923
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	5,000	5,999
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	1,525	1,830
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	4,500	5,399
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	5,000	5,587

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	2,385	3,001
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	4,500	5,025
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,840	3,562
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,985	3,744
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	3,000	3,750
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	6,250	7,813
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	7,000	8,726
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	3,675	4,581
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	4,065	5,199
	Los Angeles Community Facilities District	5.000%	9/1/23	855	977
	Los Angeles Community Facilities District	5.000%	9/1/24	985	1,171
	Los Angeles Community Facilities District	5.000%	9/1/25	1,475	1,747
	Los Angeles Community Facilities District	5.000%	9/1/26	1,185	1,398
	Los Angeles Community Facilities District	5.000%	9/1/27	1,965	2,312
[6]	Los Angeles County CA Public Works Financing Authority Lease Revenue TOB VRDO	0.130%	9/3/20	3,665	3,665
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/36	1,450	1,833
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/37	1,335	1,682
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/22	2,895	3,153
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24	4,000	4,729
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24	1,255	1,366
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/25	6,065	7,438
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	5,000	6,457
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	5,000	6,606
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	5,000	6,747
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	5,000	6,857
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	1,600	2,238
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/31	7,825	8,748
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	5,700	7,720
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,500	3,506
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/32	8,140	9,070
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	4,000	5,383
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	3,300	4,148

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/33	8,465	9,400
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	5,000	6,347
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	8,585	9,657
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	6,540	7,538
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	5,000	6,694
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	4,000	5,018
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	5,000	6,331
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	8,985	10,096
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	1,500	1,845
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	10,070	12,395
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	3,000	3,999
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,000	6,311
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,500	1,834
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	10,000	12,278
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	3,000	3,974
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	5,000	6,289
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	1,000	1,217
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	1,350	1,782
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	6,190	7,975
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	890	1,114
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	6,275	8,062
Los Angeles County Metropolitan Transportation Authority Transit Revenue	5.000%	7/1/25	1,055	1,294
Los Angeles County Metropolitan Transportation Authority Transit Revenue	5.000%	7/1/26	2,000	2,441
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/21	2,440	2,579
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/22	1,275	1,404
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/24	1,325	1,573
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/25	970	1,191
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	1,000	1,340
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	780	1,046
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	1,700	2,267

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	820	1,094
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	865	1,146
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	6,190	7,407
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	2,000	2,636
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	910	1,200
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	2,000	2,626
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	955	1,254
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	2,000	2,614
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	1,005	1,314
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	2,090	2,720
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	1,055	1,373
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	3,745	4,858
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	1,110	1,440
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	3,925	5,076
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	1,165	1,507
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	4,345	5,594
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,225	1,577
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	8,770	11,233
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	1,290	1,651
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/22	1,155	1,256
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/23	1,500	1,630
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/24	1,515	1,647
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/25	1,325	1,440
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/30	2,500	2,708
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/31	3,000	3,247
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	7/1/21	1,670	1,737
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	7/1/22	4,555	4,921

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	7/1/23	2,105	2,364
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	7/1/24	2,215	2,485
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/20	1,000	1,004
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/29	1,470	1,804
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/30	3,060	3,744
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/31	4,300	5,252
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/32	7,225	8,812
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/33	8,350	10,165
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/34	7,100	8,628
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/35	3,790	4,595
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/22	1,035	1,116
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/23	1,000	1,122
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/23	1,420	1,525
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	1,700	1,824
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/25	1,345	1,620
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/25	1,500	1,609
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	1,535	1,839
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	375	465
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	2,020	2,408
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	2,000	2,377
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,115	1,239
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,000	1,329
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,200	1,331
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	675	841
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	300	354
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,000	1,336

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	5,000	6,768
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,190	1,317
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	330	430
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	6,000	8,042
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	1,700	1,878
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	6,510	8,564
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	7,000	9,321
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,510	1,666
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	110	128
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,800	2,207
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	225	286
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	8,510	11,111
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,135	4,558
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,750	5,533
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	1,955	2,390
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,500	5,823
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	5,000	5,995
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	2,000	2,325
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,850	2,255
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	7,525	9,691
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	7,500	8,950
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,270	2,757
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	3,000	3,796
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,750	3,452
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	14,035	18,024
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	7,500	8,915
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,500	3,028
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	3,000	3,754
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	8,190	10,463
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	7,500	8,884

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,175	3,961
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	5,800	7,386
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	8,000	9,446
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	12,035	15,280
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,500	3,111
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	8,000	9,418
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	1,805	2,083
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	7,925	10,493
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	16,535	21,723
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/22	2,630	2,865
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/22	9,985	10,389
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/24	1,020	1,205
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/25	520	638
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/25	10,100	11,216
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	750	937
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	4,800	5,327
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/28	8,030	9,610
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/29	1,500	1,726
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	10,000	11,497
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	2,065	2,420
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	3,825	4,556
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	965	1,190
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	10,010	12,592
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	2,625	3,393
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	15,035	16,976
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	7,000	8,036
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	2,500	2,925
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	6,730	7,716
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	2,190	2,814
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	14,320	16,151

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	3,300	3,856
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	7,750	9,191
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,055	1,349
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	31,480	37,213
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,590	1,945
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	35,250	41,604
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	1,540	1,964
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	20,755	26,843
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	2,000	2,330
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	12,005	13,988
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	6,510	8,383
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	2,000	2,540
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	38,460	45,339
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	1,565	1,906
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	3,050	3,913
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	20,535	25,988
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	1,050	1,275
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	1,555	1,888
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	25,260	31,874
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	5,000	6,293
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,460	1,877
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	3,125	3,613
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.020%	9/1/20	6,800	6,800
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.020%	9/1/20	7,300	7,300
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.020%	9/1/20	500	500
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.020%	9/1/20	15,160	15,160
Los Angeles Department of Water & Power System Electric Power & Light Revenue, Prere.	5.000%	7/1/21	140	146
Los Angeles Department of Water Revenue	5.000%	7/1/22	1,060	1,155
Los Angeles Department of Water Revenue	5.000%	7/1/23	5,605	6,104
Los Angeles Department of Water Revenue	5.000%	7/1/25	1,395	1,714

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water Revenue	5.000%	7/1/26	1,500	1,632
Los Angeles Department of Water Revenue	5.000%	7/1/26	1,755	2,198
Los Angeles Department of Water Revenue	5.000%	7/1/26	6,060	7,588
Los Angeles Department of Water Revenue	5.000%	7/1/31	4,690	5,498
Los Angeles Department of Water Revenue	5.000%	7/1/31	450	555
Los Angeles Department of Water Revenue	5.000%	7/1/32	7,000	7,906
Los Angeles Department of Water Revenue	5.000%	7/1/32	6,080	7,117
Los Angeles Department of Water Revenue	5.000%	7/1/33	5,000	5,644
Los Angeles Department of Water Revenue	5.000%	7/1/33	5,525	6,773
Los Angeles Department of Water Revenue	5.000%	7/1/34	5,305	6,192
Los Angeles Department of Water Revenue	5.000%	7/1/34	4,500	5,506
Los Angeles Department of Water Revenue	5.000%	7/1/35	2,250	2,747
Los Angeles Department of Water Revenue	5.000%	7/1/35	330	447
Los Angeles Department of Water Revenue	5.000%	7/1/36	1,455	1,771
Los Angeles Department of Water Revenue	5.000%	7/1/36	4,000	4,956
Los Angeles Department of Water Revenue	5.000%	7/1/36	725	975
Los Angeles Department of Water Revenue	5.000%	7/1/37	5,000	6,179
Los Angeles Department of Water Revenue	5.000%	7/1/37	930	1,243
Los Angeles Department of Water Revenue	5.000%	7/1/40	7,000	9,234
Los Angeles Department of Water Revenue VRDO	0.020%	9/1/20	39,065	39,065
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/24	6,275	7,495
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/25	140	166
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	8,140	10,068
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	5,000	6,184
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	1,860	2,174
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/26	3,095	3,937
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/26	10,210	11,915
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	8,475	10,758
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	10,720	12,493
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	2,865	3,339
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	8,255	9,607
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	2,645	3,078
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	4,050	5,381
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	1,185	1,574
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	9,805	12,392
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	2,565	2,979
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	3,070	4,158
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	1,000	1,354
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,500	2,899

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	3,775	5,201
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	1,000	1,378
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	815	1,116
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/32	1,350	1,834
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	10,410	11,958
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	6,170	7,064
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/34	3,055	3,519
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	28,255	32,244
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/35	2,410	2,772
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/36	6,380	7,251
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	9,590	11,904
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	2,725	3,128
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/37	5,010	5,744
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/38	4,000	4,581
	Los Rios Community College District GO	5.000%	8/1/24	500	594
	Los Rios Community College District GO	5.000%	8/1/25	500	617
	Los Rios Community College District GO	5.000%	8/1/26	1,410	1,795
	Los Rios Community College District GO	5.000%	8/1/27	1,100	1,443
	Los Rios Community College District GO	5.000%	8/1/30	1,140	1,469
	Los Rios Community College District GO	4.000%	8/1/31	3,070	3,725
	Los Rios Community College District GO	4.000%	8/1/32	3,135	3,773
	Los Rios Community College District GO	4.000%	8/1/33	1,010	1,094
	Los Rios Community College District GO	4.000%	8/1/33	3,145	3,749
	Los Rios Community College District GO	4.000%	8/1/35	3,750	4,414
	Los Rios Community College District GO	4.000%	8/1/35	250	294
	Los Rios Community College District GO	4.000%	8/1/36	700	818
	Los Rios Community College District GO	4.000%	8/1/37	525	610
	Los Rios Community College District GO	4.000%	8/1/38	610	705
[4]	Manhattan Beach Unified School District GO	0.000%	9/1/26	2,160	2,051
[1]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/27	265	323
[1]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/28	375	464
[1]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/29	350	437
[1]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/30	325	405
[1]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/32	550	670
[1]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/39	1,110	1,299
	Manteca Unified School District GO	5.000%	8/1/21	1,000	1,045
	Manteca Unified School District GO	5.000%	8/1/22	1,000	1,093
	Manteca Unified School District GO	5.000%	8/1/23	1,130	1,288
	Marin Community College District GO	5.000%	8/1/23	550	627
	Marin Community College District GO	5.000%	8/1/24	445	529

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marin Community College District GO	4.000%	8/1/29	450	553
	Marin Community College District GO	4.000%	8/1/30	800	977
	Marin Community College District GO	4.000%	8/1/31	7,660	9,295
	Marin Community College District GO	4.000%	8/1/32	1,000	1,175
	Marin Community College District GO	4.000%	8/1/32	2,945	3,544
	Marin Community College District GO	4.000%	8/1/33	1,900	2,265
	Marin Community College District GO	4.000%	8/1/34	1,000	1,163
	Marin Community College District GO	4.000%	8/1/34	3,030	3,588
	Marin Community College District GO	4.000%	8/1/36	665	763
	Marin Healthcare District GO	5.000%	8/1/28	435	527
	Marin Healthcare District GO	5.000%	8/1/30	500	601
	Marin Healthcare District GO	5.000%	8/1/31	1,000	1,196
	Marin Healthcare District GO	5.000%	8/1/32	1,850	2,204
	Marin Healthcare District GO	5.000%	8/1/33	1,350	1,604
	Marin Healthcare District GO	5.000%	8/1/34	1,275	1,511
	Marin Healthcare District GO	4.000%	8/1/35	1,750	1,962
	Marin Healthcare District GO	4.000%	8/1/40	12,025	13,347
	Marin Healthcare District GO	4.000%	8/1/45	10,000	11,021
	Marin Water District Financing Authority Water Revenue	5.000%	7/1/44	6,000	6,519
	Marina Coast Water District Water Revenue	4.000%	6/1/22	1,090	1,163
	Marysville CA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/21	1,780	1,810
	Marysville CA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/21	2,730	2,775
	Marysville CA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/21	1,500	1,525
	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/20	400	402
[2]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/21	615	647
[2]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/22	520	569
[2]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/26	1,000	1,214
[2]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/27	1,250	1,512
[2]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/29	400	480
	Mesa Water District COP	5.000%	3/15/28	375	498
	Mesa Water District COP	5.000%	3/15/29	250	339
	Mesa Water District COP	5.000%	3/15/30	405	562
	Mesa Water District COP	5.000%	3/15/31	250	344
	Mesa Water District COP	5.000%	3/15/32	350	478
	Mesa Water District COP	5.000%	3/15/33	350	473
	Mesa Water District COP	5.000%	3/15/34	350	471
	Mesa Water District COP	5.000%	3/15/35	400	536
	Mesa Water District COP	5.000%	3/15/36	535	714

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mesa Water District COP	5.000%	3/15/37	800	1,063
	Mesa Water District COP	3.000%	3/15/38	1,200	1,325
	Mesa Water District COP	4.000%	3/15/39	770	934
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/21	2,780	2,892
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/23	1,055	1,199
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/26	3,325	4,085
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/30	2,150	2,334
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/30	3,585	3,848
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/31	2,250	2,442
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/34	1,690	2,277
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/35	1,500	2,012
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/37	1,600	2,126
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	11,000	14,826
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/38	1,890	2,504
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	7,510	10,090
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/39	1,750	2,312
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	10,000	13,396
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/40	1,750	2,303
	Metropolitan Water District of Southern California Water Revenue VRDO	0.020%	9/1/20	1,720	1,720
[10]	Miracosta Community College District GO	4.000%	8/1/33	1,100	1,392
[10]	Miracosta Community College District GO	4.000%	8/1/34	1,750	2,199
[10]	Miracosta Community College District GO	2.000%	8/1/39	2,235	2,227
[10]	Miracosta Community College District GO	2.000%	8/1/40	2,000	1,964
	Modesto CA	5.000%	9/1/29	1,570	1,798
	Modesto CA	5.000%	9/1/30	1,700	1,940
[4]	Modesto High School District GO	0.000%	8/1/26	5,000	4,682
	Modesto Irrigation District Electric Power & Light Revenue	5.000%	7/1/21	1,000	1,039
	Modesto Irrigation District Electric Power & Light Revenue	5.000%	7/1/22	1,025	1,113
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,475	1,756
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,840	2,190
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/36	1,710	2,181
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/37	2,355	2,994
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/38	2,015	2,547
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/39	2,000	2,521
	Montclair Redevelopment Agency Successor Tax Allocation Revenue	4.000%	10/1/31	660	791

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montclair Redevelopment Agency Successor Tax Allocation Revenue	4.000%	10/1/34	615	723
[6]	Montebello CA Unified School District GO TOB VRDO	0.120%	9/3/20	4,800	4,800
	Montebello Unified School District GO	5.000%	8/1/41	2,555	2,965
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/29	1,200	1,487
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/32	1,020	1,241
	Moreno Valley Unified School District Financing Authority	4.000%	9/1/21	615	635
	Moreno Valley Unified School District Financing Authority	4.000%	9/1/22	685	728
	Moreno Valley Unified School District Financing Authority	4.000%	9/1/23	735	803
	Moreno Valley Unified School District Financing Authority	4.000%	9/1/24	780	871
	Moreno Valley Unified School District Financing Authority	5.000%	9/1/25	845	1,003
	Moreno Valley Unified School District Financing Authority	5.000%	9/1/26	930	1,124
	Moreno Valley Unified School District Financing Authority	5.000%	9/1/27	1,010	1,211
	Moreno Valley Unified School District Financing Authority	5.000%	9/1/29	1,185	1,401
	Moreno Valley Unified School District Financing Authority	5.000%	9/1/31	1,390	1,617
	Moreno Valley Unified School District Financing Authority	5.000%	9/1/35	920	1,052
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	3/1/23	1,330	1,490
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	2,550	2,917
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	5,075	5,745
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	5,430	6,139
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	2,990	3,369
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32	4,315	4,860
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,000	2,249
	Morgan Hill Unified School District GO	4.000%	8/1/32	400	481
	Morgan Hill Unified School District GO	4.000%	8/1/33	200	238
	Morgan Hill Unified School District GO	4.000%	8/1/34	250	296
	Morgan Hill Unified School District GO	4.000%	8/1/36	1,240	1,449
	Morgan Hill Unified School District GO	4.000%	8/1/37	745	866
	Mount Diablo CA Unified School District GO	5.000%	8/1/21	785	820
	Mount San Antonio Community College District GO	0.000%	8/1/25	2,000	1,934
	Mount San Antonio Community College District GO	5.000%	8/1/35	2,000	2,634
[8]	Mount San Antonio Community College District GO, 5.875% coupon rate effective 8/1/2023	0.000%	8/1/28	3,000	3,480
	Mount San Jacinto Community College District GO	4.000%	8/1/37	3,290	3,895
	Mount San Jacinto Community College District GO	4.000%	8/1/38	1,400	1,648

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mountain View CA Los Altos Union High School District GO	0.000%	8/1/26	3,500	3,342
	Mountain View Los Altos CA Union High School District GO	1.750%	8/1/33	3,000	3,017
	Mountain View Los Altos CA Union High School District GO	1.875%	8/1/34	4,150	4,169
[2]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/32	500	642
[2]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/34	350	446
[2]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/35	450	571
[2]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/37	1,220	1,538
	Mountain View-Whisman School District (School Financing Project) COP, ETM	5.000%	6/1/21	285	295
	Mountain View-Whisman School District (School Financing Project) COP, ETM	5.000%	6/1/22	400	433
	Mountain View-Whisman School District GO	5.000%	9/1/25	630	780
	Mountain View-Whisman School District GO	5.000%	9/1/26	1,110	1,417
	Mountain View-Whisman School District GO	4.000%	9/1/32	250	318
	Mountain View-Whisman School District GO	4.000%	9/1/33	500	631
	Mountain View-Whisman School District GO	3.000%	9/1/35	640	717
	Mountain View-Whisman School District GO	3.000%	9/1/37	750	834
	Mountain View-Whisman School District GO	3.000%	9/1/39	1,200	1,326
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	690	879
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	200	255
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	12,890	20,018
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	10,100	15,685
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	11,265	17,494
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	10,195	16,201
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	13,715	21,794
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	15,500	24,631
	M-S-R Public Power Agency Electric Power & Light Revenue	5.000%	7/1/21	5,020	5,222
	M-S-R Public Power Agency Electric Power & Light Revenue	5.000%	7/1/22	9,025	9,800
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/20	775	775
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/21	1,605	1,682
[2]	Murrieta Valley Unified School District GO	4.000%	9/1/22	320	343
[2]	Murrieta Valley Unified School District GO	4.000%	9/1/23	850	940
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/23	1,460	1,657
[2]	Murrieta Valley Unified School District GO	4.000%	9/1/24	350	399
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/25	700	837
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/25	1,400	1,673
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/26	520	621
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/26	1,625	1,940
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/27	465	554
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/28	300	354
[2]	Murrieta Valley Unified School District GO	0.000%	9/1/33	475	369
[8]	Napa Valley Community College District GO, 4.000% coupon rate effective 2/1/2021	0.000%	8/1/30	8,130	9,168
[8]	Napa Valley Community College District GO, 4.000% coupon rate effective 2/1/2021	0.000%	8/1/31	4,650	5,205
	Napa Valley Unified School District GO	5.000%	8/1/31	205	253
	Napa Valley Unified School District GO	0.000%	8/1/33	5,770	4,442
[2]	Napa Valley Unified School District GO	4.000%	8/1/33	2,370	2,751
[2]	Napa Valley Unified School District GO	4.000%	8/1/36	3,175	3,634
[1]	Natomas Unified School District (2019 Financing Project) COP	4.000%	12/1/23	1,650	1,693

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Natomas Unified School District (2019 Financing Project) COP	4.000%	12/1/24	1,720	1,765
[1]	Natomas Unified School District (2019 Financing Project) COP	4.000%	12/1/25	1,790	1,835
[1]	Natomas Unified School District (2019 Financing Project) COP	4.000%	12/1/26	1,865	1,911
[1]	Natomas Unified School District (2019 Financing Project) COP	4.000%	12/1/27	1,940	1,986
[1]	Natomas Unified School District (2019 Financing Project) COP	4.000%	12/1/28	2,020	2,066
[1]	Natomas Unified School District (2019 Financing Project) COP	4.000%	12/1/29	2,100	2,147
[1]	Natomas Unified School District (2019 Financing Project) COP	4.000%	12/1/30	2,185	2,232
[1]	Natomas Unified School District (2019 Financing Project) COP	4.000%	12/1/31	2,275	2,322
[1]	Natomas Unified School District (2019 Financing Project) COP	4.000%	12/1/32	2,365	2,412
	Nevada Joint Union High School District GO	4.000%	8/1/32	1,320	1,607
	Nevada Joint Union High School District GO	4.000%	8/1/33	1,410	1,700
	Nevada Joint Union High School District GO	4.000%	8/1/34	580	694
	New Haven Unified School District GO	5.000%	8/1/26	4,535	5,773
	New Haven Unified School District GO	5.000%	8/1/27	1,335	1,691
	New Haven Unified School District GO	4.000%	8/1/29	100	126
	New Haven Unified School District GO	4.000%	8/1/30	100	125
	New Haven Unified School District GO	4.000%	8/1/31	100	124
	New Haven Unified School District GO	4.000%	8/1/32	100	123
	New Haven Unified School District GO	4.000%	8/1/35	325	390
	New Haven Unified School District GO	4.000%	8/1/36	155	185
	New Haven Unified School District GO	4.000%	8/1/37	300	355
	New Haven Unified School District GO	4.000%	8/1/38	805	948
	New Haven Unified School District GO	5.000%	8/1/40	955	1,126
[2]	Newark CA Unified School District GO	0.000%	8/1/26	3,300	3,096
	Newport Mesa Unified School District GO	5.000%	8/1/22	1,815	1,984
	Newport Mesa Unified School District GO	5.000%	8/1/23	2,510	2,861
	Newport Mesa Unified School District GO	5.000%	8/1/26	1,175	1,493
	Newport Mesa Unified School District GO	0.000%	8/1/29	4,625	4,153
	Newport Mesa Unified School District GO	0.000%	8/1/30	3,000	2,623
	Newport Mesa Unified School District GO	0.000%	8/1/31	1,500	1,279
	Newport Mesa Unified School District GO	0.000%	8/1/32	14,000	11,574
	Norco CA	4.000%	9/1/20	845	845
	Norco CA	4.000%	9/1/21	1,055	1,095
	Norco CA	5.000%	9/1/22	970	1,058
	Norco CA	5.000%	9/1/23	1,270	1,440
	Norco CA	5.000%	9/1/24	1,380	1,619
	Norco CA	5.000%	9/1/25	500	603
	Norco CA	5.000%	9/1/26	1,620	2,014
	Norco CA	5.000%	9/1/27	1,755	2,235
[1]	Norco CA	5.000%	9/1/28	750	965
	Norco Financing Authority Lease (Non-Terminable) Revenue	5.000%	10/1/30	550	740
	Norco Financing Authority Lease (Non-Terminable) Revenue	5.000%	10/1/32	1,000	1,327
	Norco Financing Authority Lease (Non-Terminable) Revenue	4.000%	10/1/34	310	376
	Norco Financing Authority Lease (Non-Terminable) Revenue	4.000%	10/1/35	440	531
	Norco Financing Authority Lease (Non-Terminable) Revenue	5.000%	10/1/36	1,000	1,300

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Norco Financing Authority Lease (Non-Terminable) Revenue	5.000%	10/1/37	850	1,102
Norco Financing Authority Lease (Non-Terminable) Revenue	4.000%	10/1/39	1,565	1,848
Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/26	4,610	4,705
Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/29	200	249
Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/30	250	310
Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	500	610
Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	500	608
Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/36	3,020	3,652
North Orange County CA Community College District GO	4.000%	8/1/33	375	465
North Orange County CA Community College District GO	3.000%	8/1/38	1,805	1,969
North Orange County CA Community College District GO	3.000%	8/1/39	2,165	2,355
North Orange County CA Community College District GO	3.000%	8/1/40	2,200	2,386
Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	84,710	94,500
Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Project No.1)	5.000%	7/1/28	5,000	5,400
Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Project No.1)	5.000%	7/1/29	3,000	3,239
Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Project No.1)	5.000%	7/1/30	1,605	1,733
Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Project No.1)	5.000%	7/1/31	1,600	1,727
Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/21	245	252
Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/22	200	215
Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/23	385	431
Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/24	695	808
Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/25	2,030	2,442
Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/27	1,285	1,579
Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/28	1,180	1,439
Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/29	1,775	2,155

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/31	1,385	1,659
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/32	2,525	3,011
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/33	4,285	5,089
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/34	3,285	3,892
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/36	5,000	5,892
	Northern California Transmission Agency Electric Power & Light Revenue (California-Oregon Project)	5.000%	5/1/37	3,500	4,114
	Northstar Community Services District	5.000%	9/1/20	2,330	1,118
	Northstar Community Services District	5.000%	9/1/21	1,210	581
	Northstar Community Services District	5.000%	9/1/22	1,345	646
	Northstar Community Services District	5.000%	9/1/23	1,485	713
[6]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO	0.090%	9/3/20	10,000	10,000
[6]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO	0.090%	9/3/20	10,000	10,000
[6]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO	0.160%	9/3/20	25,500	25,500
	Oakdale Irrigation District Water Revenue	5.000%	8/1/26	240	273
	Oakdale Irrigation District Water Revenue	5.000%	8/1/27	350	398
	Oakdale Irrigation District Water Revenue	5.000%	8/1/29	455	517
	Oakdale Irrigation District Water Revenue	5.000%	8/1/30	415	471
	Oakdale Irrigation District Water Revenue	5.000%	8/1/33	350	396
	Oakdale Irrigation District Water Revenue	5.000%	8/1/34	400	452
	Oakdale Irrigation District Water Revenue	5.000%	8/1/35	300	339
	Oakland CA GO	5.000%	1/15/23	5,750	6,406
	Oakland CA GO	2.000%	1/15/34	5,505	5,521
	Oakland CA GO	2.000%	1/15/35	4,480	4,474
	Oakland CA GO	2.125%	1/15/36	4,735	4,758
	Oakland CA GO	3.000%	1/15/40	6,580	7,128
	Oakland CA GO, Prere.	5.000%	1/15/21	3,000	3,054
	Oakland Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	3,000	3,142
	Oakland Unified School District/Alameda County GO	5.000%	8/1/21	200	208
	Oakland Unified School District/Alameda County GO	5.000%	8/1/21	1,600	1,665
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/21	3,195	3,324
	Oakland Unified School District/Alameda County GO	5.000%	8/1/22	1,300	1,406
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/22	2,325	2,519
	Oakland Unified School District/Alameda County GO	5.000%	8/1/23	6,265	7,058
	Oakland Unified School District/Alameda County GO	5.500%	8/1/23	1,000	1,117
	Oakland Unified School District/Alameda County GO	4.000%	8/1/24	600	677
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	11,375	13,278

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	1,835	2,142
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	1,275	1,488
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	1,375	1,605
	Oakland Unified School District/Alameda County GO	4.000%	8/1/25	175	203
	Oakland Unified School District/Alameda County GO	5.000%	8/1/25	2,850	3,435
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/25	2,375	2,876
	Oakland Unified School District/Alameda County GO	5.000%	8/1/25	570	687
	Oakland Unified School District/Alameda County GO	5.000%	8/1/26	1,260	1,510
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/26	2,570	3,094
	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	175	222
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	1,965	2,505
	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	1,295	1,548
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	1,160	1,393
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	2,940	3,707
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	1,210	1,535
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	1,000	1,191
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	1,230	1,471
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	140	172
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	6,140	7,525
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/29	2,060	2,603
	Oakland Unified School District/Alameda County GO	5.000%	8/1/29	1,000	1,187
	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	1,800	2,249
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	2,030	2,551
	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	100	122
	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	480	597
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	5,250	6,567
	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	2,375	2,803
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/32	5,910	7,350
	Oakland Unified School District/Alameda County GO	5.000%	8/1/32	2,615	3,079
	Oakland Unified School District/Alameda County GO	5.000%	8/1/33	1,200	1,477

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oakland Unified School District/Alameda County GO	5.000%	8/1/33	1,350	1,587
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/34	4,500	5,225
	Oakland Unified School District/Alameda County GO	5.000%	8/1/34	2,500	2,933
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/35	5,210	6,028
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/36	7,970	9,189
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/37	3,465	3,984
	Oakland Unified School District/Alameda County GO, Prere.	6.250%	8/1/21	2,000	2,110
[1]	Oceanside CA Unified School District GO	4.000%	8/1/33	3,500	3,895
	Ohlone Community College District GO	5.000%	8/1/22	760	831
	Ohlone Community College District GO	4.000%	8/1/34	3,900	4,518
	Ohlone Community College District GO	4.000%	8/1/35	4,290	4,944
	Ohlone Community College District GO, Prere.	5.000%	8/1/21	1,770	1,848
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/27	1,285	1,456
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/28	1,765	1,999
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/29	2,280	2,578
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/30	1,400	1,580
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/31	2,525	2,847
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/32	2,660	2,997
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/33	2,205	2,482
	Orange County CA Airport Port, Airport & Marina Revenue	5.000%	7/1/23	200	225
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	9/1/21	1,200	1,252
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	3/1/22	1,230	1,309
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	9/1/22	1,260	1,367
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	3/1/23	1,290	1,424
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	9/1/23	1,320	1,484
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	2,870	3,735
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37	6,860	8,896
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/39	3,825	4,931
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/30	9,925	11,708
	Orange County Sanitation District Sewer Revenue	4.000%	2/1/32	5,690	5,937
	Orange County Water District COP	2.000%	8/15/23	27,720	28,911

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orange County Water District Water Revenue	5.000%	8/15/32	840	1,131
	Orange County Water District Water Revenue	5.000%	8/15/33	1,000	1,342
	Orange County Water District Water Revenue	4.000%	8/15/35	750	921
	Orange County Water District Water Revenue, Prere.	5.000%	8/15/23	8,000	9,132
[2]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/34	1,130	1,316
[2]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/36	1,170	1,351
[2]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/37	770	886
	Oxnard Union High School District GO	4.000%	8/1/23	210	233
	Oxnard Union High School District GO	4.000%	8/1/24	200	230
	Oxnard Union High School District GO	4.000%	8/1/25	300	354
	Oxnard Union High School District GO	5.000%	8/1/26	850	1,079
	Oxnard Union High School District GO	5.000%	8/1/27	750	979
	Oxnard Union High School District GO	5.000%	8/1/28	500	649
	Oxnard Union High School District GO	5.000%	8/1/29	850	1,098
	Oxnard Union High School District GO	4.000%	8/1/30	2,000	2,434
	Oxnard Union High School District GO	4.000%	8/1/31	750	908
	Oxnard Union High School District GO	4.000%	8/1/32	1,000	1,204
	Oxnard Union High School District GO	4.000%	8/1/32	325	400
	Oxnard Union High School District GO	4.000%	8/1/33	375	457
	Oxnard Union High School District GO	4.000%	8/1/35	1,110	1,334
	Oxnard Union High School District GO	4.000%	8/1/36	750	894
	Oxnard Union High School District GO	4.000%	8/1/37	1,220	1,446
	Oxnard Union High School District GO	4.000%	8/1/38	1,615	1,904
	Oxnard Union High School District GO	4.000%	8/1/39	1,000	1,176
	Oxnard Union High School District GO	4.000%	8/1/40	1,500	1,754
	Pajaro Valley Unified School District GO	4.000%	8/1/33	225	268
	Pajaro Valley Unified School District GO	4.000%	8/1/34	250	296
	Pajaro Valley Unified School District GO	4.000%	8/1/35	300	353
	Pajaro Valley Unified School District GO	4.000%	8/1/36	250	292
	Pajaro Valley Unified School District GO	5.000%	8/1/38	1,155	1,425
[1]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/21	440	463
[1]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/24	1,050	1,241
[1]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/25	1,000	1,221
[1]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/26	1,100	1,381
[1]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/27	1,200	1,506
	Palm Springs Unified School District GO	5.000%	8/1/22	1,565	1,704
	Palm Springs Unified School District GO	5.000%	8/1/25	4,775	5,815
	Palm Springs Unified School District GO	5.000%	8/1/28	1,000	1,039
	Palm Springs Unified School District GO	5.000%	8/1/29	1,500	1,558
	Palm Springs Unified School District GO	5.000%	8/1/30	1,500	1,558
	Palm Springs Unified School District GO	4.000%	8/1/31	4,160	4,608
	Palm Springs Unified School District GO	5.000%	8/1/31	1,500	1,557
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/20	450	450
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	350	366
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	675	734
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	400	452
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	725	849

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	740	881
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	550	660
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/26	630	766
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/26	700	862
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	430	527
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,355	1,652
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,275	1,547
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	415	499
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32	1,435	1,717
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	750	892
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	500	592
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	2,000	2,367
	Palo Alto CA	4.000%	9/2/20	250	250
	Palo Alto CA	4.000%	9/2/21	400	415
	Palo Alto CA	5.000%	9/2/27	1,000	1,087
	Palo Alto Unified School District GO	0.000%	8/1/24	15,890	15,636
[6]	Palomar CA Community College District GO TOB VRDO	0.120%	9/3/20	6,400	6,400
	Palomar Community College District GO	5.000%	5/1/29	100	121
	Palomar Community College District GO	5.000%	8/1/30	520	670
	Palomar Community College District GO	5.000%	8/1/31	400	512
	Palomar Community College District GO	5.000%	8/1/32	300	381
	Palomar Community College District GO	4.000%	8/1/33	2,140	2,435
	Palomar Community College District GO	5.000%	8/1/33	2,805	3,530
	Palomar Community College District GO	4.000%	8/1/34	2,390	2,706
	Palomar Community College District GO	5.000%	8/1/35	2,485	3,093
	Palomar Health COP	5.000%	11/1/21	560	586
	Palomar Health COP	5.000%	11/1/23	600	675
	Palomar Health COP	5.000%	11/1/24	665	773
	Palomar Health COP	5.000%	11/1/26	445	542
	Palomar Health COP	5.000%	11/1/27	750	935
	Palomar Health COP	5.000%	11/1/32	4,550	5,419
[4]	Palomar Health GO	0.000%	8/1/21	1,400	1,390
[4]	Palomar Health GO	0.000%	8/1/22	7,315	7,190
[11]	Palomar Health GO	0.000%	8/1/24	5,130	4,958
[11]	Palomar Health GO	0.000%	8/1/26	1,250	1,168
	Palomar Health GO	5.000%	8/1/26	310	380
[4]	Palomar Health GO	0.000%	8/1/27	16,165	14,604
[11]	Palomar Health GO	0.000%	8/1/27	8,095	7,415
[11]	Palomar Health GO	0.000%	8/1/28	500	449
	Palomar Health GO	5.000%	8/1/28	1,640	1,984
	Palomar Health GO	5.000%	8/1/28	8,460	10,233
[11]	Palomar Health GO	0.000%	8/1/29	7,210	6,322
	Palomar Health GO	5.000%	8/1/29	875	1,054
	Palomar Health GO	5.000%	8/1/29	4,340	5,226
	Palomar Health GO	4.000%	8/1/30	1,500	1,703
	Palomar Health GO	5.000%	8/1/30	1,130	1,353

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Palomar Health GO	4.000%	8/1/31	1,550	1,752
	Palomar Health GO	5.000%	8/1/31	800	954
	Palomar Health GO	4.000%	8/1/32	4,900	5,510
	Palomar Health GO	5.000%	8/1/33	1,320	1,559
	Palomar Health GO	0.000%	8/1/35	595	412
	Palomar Health GO	0.000%	8/1/36	190	127
	Palomar Health GO	4.000%	8/1/36	5,015	5,560
	Palomar Health GO	0.000%	8/1/37	1,105	711
	Palomar Health GO	4.000%	8/1/37	4,195	4,640
[11]	Palomar Health GO	7.000%	8/1/38	3,000	4,321
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/20	1,125	1,132
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	1,375	1,440
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	2,410	2,713
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	2,390	2,779
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	2,250	2,679
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,875	2,284
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	345	414
	Palomar Health Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	8,875	9,092
[4]	Palos Verdes Peninsula Unified School District GO	0.000%	11/1/26	320	303
[4]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	8/1/26	6,050	5,395
[2]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/21	1,455	1,519
[2]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/22	2,965	3,225
[2]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/23	2,485	2,813
[9]	Pasadena CA COP VRDO	0.050%	9/3/20	3,205	3,205
	Pasadena Unified School District GO	5.000%	8/1/23	905	1,030
	Pasadena Unified School District GO	5.000%	8/1/24	1,085	1,284
	Pasadena Unified School District GO	5.000%	8/1/25	750	919
	Pasadena Unified School District GO	5.000%	8/1/25	1,000	1,225
	Pasadena Unified School District GO	5.000%	8/1/26	1,015	1,279
	Pasadena Unified School District GO	5.000%	8/1/26	510	642
	Pasadena Unified School District GO	4.000%	8/1/32	1,115	1,291
	Pasadena Unified School District GO, Prere.	5.000%	5/1/22	3,695	3,992
	Pasadena Unified School District GO, Prere.	5.000%	5/1/22	1,500	1,621
	Pasadena Unified School District GO, Prere.	5.000%	5/1/22	2,000	2,161
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/33	595	737
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/35	750	920
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/36	1,000	1,220
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/37	1,000	1,216
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/38	600	726

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Peralta Community College District GO	5.000%	8/1/23	1,000	1,133
	Peralta Community College District GO	5.000%	8/1/24	1,130	1,328
	Peralta Community College District GO	5.000%	8/1/25	270	328
	Peralta Community College District GO	5.000%	8/1/25	500	608
	Peralta Community College District GO	4.000%	8/1/26	1,500	1,740
	Peralta Community College District GO	5.000%	8/1/26	650	813
	Peralta Community College District GO	5.000%	8/1/27	1,490	1,796
	Peralta Community College District GO	5.000%	8/1/27	1,000	1,286
	Peralta Community College District GO	5.000%	8/1/28	2,455	2,954
	Peralta Community College District GO	5.000%	8/1/28	555	731
	Peralta Community College District GO	5.000%	8/1/29	2,280	2,655
	Peralta Community College District GO	5.000%	8/1/29	3,115	3,741
	Peralta Community College District GO	5.000%	8/1/29	1,085	1,461
	Peralta Community College District GO	5.000%	8/1/30	2,260	2,710
	Peralta Community College District GO	5.000%	8/1/30	670	916
	Peralta Community College District GO	5.000%	8/1/31	1,550	1,855
	Peralta Community College District GO	5.000%	8/1/31	1,225	1,699
	Peralta Community College District GO	5.000%	8/1/32	4,340	5,185
	Peralta Community College District GO	5.000%	8/1/34	3,025	3,593
[2]	Perris CA Union High School District GO	4.000%	9/1/35	1,730	2,088
[2]	Perris CA Union High School District GO	4.000%	9/1/36	1,845	2,207
[2]	Perris CA Union High School District GO	4.000%	9/1/37	2,190	2,611
	Pittsburg CA Water Revenue	4.000%	8/1/21	500	518
	Pittsburg CA Water Revenue	5.000%	8/1/22	250	273
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/20	11,880	11,880
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/21	2,000	2,094
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/25	855	1,002
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/26	900	1,050
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/27	1,220	1,416
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/28	1,285	1,486
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/29	1,350	1,556
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/25	2,965	2,822
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/26	150	140
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/29	355	308
[2]	Placentia-Yorba Linda Unified School District COP	5.000%	10/1/20	325	326
[2]	Placentia-Yorba Linda Unified School District COP	5.000%	10/1/21	300	315
[2]	Placentia-Yorba Linda Unified School District COP	5.000%	10/1/22	385	421
[2]	Placentia-Yorba Linda Unified School District COP	5.000%	10/1/23	500	569
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/21	775	809
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/22	1,325	1,447

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/23	2,540	2,894
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/24	1,125	1,335
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/25	1,785	2,199
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/31	150	126
	Pleasanton Unified School District GO	4.000%	8/1/34	1,050	1,243
	Pleasanton Unified School District GO	4.000%	8/1/35	1,000	1,177
	Pleasanton Unified School District GO	4.000%	8/1/36	800	935
	Pomona CA Local or Guaranteed Housing Revenue, ETM	7.600%	5/1/23	3,575	3,926
[1]	Pomona Unified School District GO	5.000%	8/1/22	440	479
[1]	Pomona Unified School District GO	5.000%	8/1/26	450	527
[2]	Pomona Unified School District GO	4.000%	8/1/32	1,175	1,337
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/21	750	781
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/25	3,795	3,954
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/30	4,045	4,967
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/31	2,560	3,132
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/32	4,340	5,294
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/33	2,560	2,961
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/33	3,515	4,283
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/34	3,000	3,398
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/35	2,685	3,032
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/35	1,925	2,224
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/36	2,520	2,836
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/36	1,985	2,289
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/26	2,695	3,364
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/27	1,250	1,595
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/28	1,610	2,035
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/29	950	1,191
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	6/15/22	2,225	2,401
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/22	3,535	3,893
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	6/15/23	3,325	3,734
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/26	1,370	1,657
	Poway Unified School District	5.000%	9/1/20	610	610
	Poway Unified School District	5.000%	9/1/21	320	335
	Poway Unified School District	3.000%	9/1/22	115	120
	Poway Unified School District	3.000%	9/1/22	155	161
	Poway Unified School District	5.000%	9/1/22	455	497

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Poway Unified School District	3.000%	9/1/23	180	189
	Poway Unified School District	4.000%	9/1/23	130	141
	Poway Unified School District	5.000%	9/1/23	1,565	1,706
[2]	Poway Unified School District	4.000%	9/1/24	150	168
[2]	Poway Unified School District	4.000%	9/1/25	145	166
[2]	Poway Unified School District	4.000%	9/1/26	190	221
	Poway Unified School District	5.000%	9/1/26	990	1,078
[2]	Poway Unified School District	4.000%	9/1/27	315	373
[2]	Poway Unified School District	4.000%	9/1/29	265	323
[2]	Poway Unified School District	4.000%	9/1/29	390	475
	Poway Unified School District	5.000%	9/1/29	1,190	1,294
	Poway Unified School District	5.000%	9/1/30	2,520	2,740
[2]	Poway Unified School District	5.000%	9/1/32	345	450
[2]	Poway Unified School District	5.000%	9/1/32	325	424
[2]	Poway Unified School District	2.875%	9/1/33	180	190
[2]	Poway Unified School District	3.000%	9/1/34	405	440
[2]	Poway Unified School District	4.000%	9/1/34	500	601
[2]	Poway Unified School District	3.000%	9/1/35	235	254
[2]	Poway Unified School District	4.000%	9/1/36	715	851
[2]	Poway Unified School District	3.000%	9/1/37	500	536
[2]	Poway Unified School District	4.000%	9/1/38	835	987
[2]	Poway Unified School District	3.125%	9/1/39	565	608
[2]	Poway Unified School District	4.000%	9/1/40	970	1,139
	Poway Unified School District GO	5.000%	8/1/27	1,625	1,913
	Poway Unified School District GO	0.000%	8/1/28	9,070	8,227
	Poway Unified School District GO	0.000%	8/1/30	100	86
	Poway Unified School District GO	0.000%	8/1/31	1,925	1,614
	Poway Unified School District GO, Prere.	5.000%	8/1/21	5,125	5,352
	Poway Unified School District Public Financing Authority	4.000%	9/1/21	1,000	1,038
	Poway Unified School District Public Financing Authority	4.000%	9/1/22	855	915
[1]	Poway Unified School District Public Financing Authority	5.000%	9/1/22	715	781
	Poway Unified School District Public Financing Authority	4.000%	9/15/22	435	466
[1]	Poway Unified School District Public Financing Authority	5.000%	9/1/23	1,180	1,341
	Poway Unified School District Public Financing Authority	5.000%	9/1/23	1,000	1,134
[1]	Poway Unified School District Public Financing Authority	5.000%	9/1/24	1,000	1,179
	Poway Unified School District Public Financing Authority	5.000%	9/1/24	1,525	1,791
[1]	Poway Unified School District Public Financing Authority	5.000%	9/1/25	775	944
	Poway Unified School District Public Financing Authority	5.000%	9/1/25	1,640	1,989
[1]	Poway Unified School District Public Financing Authority	5.000%	9/1/26	1,000	1,231
	Poway Unified School District Public Financing Authority	5.000%	9/1/26	2,515	3,125
	Poway Unified School District Public Financing Authority	5.000%	9/15/26	915	1,040
	Poway Unified School District Public Financing Authority	5.000%	9/15/27	985	1,114
	Poway Unified School District Public Financing Authority	5.000%	9/15/29	995	1,117
	Poway Unified School District Public Financing Authority	5.000%	9/15/30	990	1,117

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Poway Unified School District Public Financing Authority	5.000%	9/15/30	1,225	1,367
	Poway Unified School District Public Financing Authority	5.000%	9/15/31	1,275	1,415
	Poway Unified School District Public Financing Authority	5.000%	9/15/32	970	1,093
	Poway Unified School District Public Financing Authority	5.000%	9/15/32	1,390	1,538
	Poway Unified School District Public Financing Authority	5.000%	9/15/33	1,485	1,638
	Poway Unified School District Public Financing Authority	5.000%	9/15/34	1,570	1,730
	Poway Unified School District Public Financing Authority	5.000%	9/15/35	1,670	1,836
[2]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/27	1,700	1,982
[2]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/28	2,800	3,252
[2]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/30	1,500	1,731
[2]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/31	1,400	1,611
[2]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/32	1,710	1,961
[2]	Rancho Santiago Community College District GO	0.000%	9/1/30	1,000	862
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/22	395	428
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/22	1,100	1,193
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/23	500	566
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/23	800	906
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/24	1,000	1,180
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/24	750	885
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	830	1,016
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	730	894
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/26	1,000	1,260
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/27	1,350	1,752
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/30	800	1,052
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	4.000%	6/1/23	325	359
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/24	300	354
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/25	375	459
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/26	675	837

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/27	1,000	1,234
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/28	1,000	1,227
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/30	775	947
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/32	475	578
[3]	Redwood City Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	7/15/25	3,350	3,209
	Redwood City School District GO	3.000%	8/1/40	1,490	1,597
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/28	1,000	1,289
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/30	1,285	1,628
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/32	470	586
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/33	760	943
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/37	3,250	3,981
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/32	1,355	1,809
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/33	1,060	1,405
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/35	3,285	3,995
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/37	2,000	2,393
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/39	760	982
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	5/1/21	1,000	1,025
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	5/1/22	1,750	1,849
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	5/1/23	1,400	1,565
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	5/1/24	1,000	1,159
	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/20	335	337
	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/21	535	563
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/22	600	659
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/24	600	706
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/25	1,000	1,213
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/26	750	931
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/27	1,060	1,348
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/28	1,125	1,457
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/29	1,600	2,105

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/31	1,000	1,299
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/34	3,000	3,823
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/35	1,200	1,522
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/36	1,670	2,102
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/37	1,600	2,007
	Rio Elementary School District Community Facilities District	5.000%	9/1/27	1,000	1,137
	Rio Elementary School District Community Facilities District	5.000%	9/1/28	1,000	1,131
	Rio Elementary School District Community Facilities District	5.000%	9/1/30	1,000	1,122
	Rio Elementary School District Community Facilities District	5.000%	9/1/35	2,300	2,536
	Rio Hondo CA Community College District GO	0.000%	8/1/31	2,010	1,673
[1,6]	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue TOB VRDO	0.140%	9/3/20	5,000	5,000
	Riverside CA Sewer Sewer Revenue	5.000%	8/1/21	2,000	2,089
	Riverside CA Sewer Sewer Revenue	5.000%	8/1/22	2,160	2,354
	Riverside CA Sewer Sewer Revenue	5.000%	8/1/23	3,760	4,272
	Riverside CA Sewer Sewer Revenue	5.000%	8/1/24	2,020	2,386
	Riverside CA Sewer Sewer Revenue	5.000%	8/1/26	600	756
	Riverside CA Sewer Sewer Revenue	5.000%	8/1/27	1,055	1,367
	Riverside CA Sewer Sewer Revenue	5.000%	8/1/30	2,680	3,511
	Riverside Community College District GO	0.000%	8/1/27	2,755	2,388
	Riverside Community College District GO	0.000%	8/1/28	1,650	1,358
	Riverside Community College District GO	5.000%	8/1/28	3,080	3,736
	Riverside Community College District GO	3.000%	8/1/33	770	856
	Riverside Community College District GO	4.000%	8/1/34	3,630	4,475
	Riverside Community College District GO	3.000%	8/1/35	725	794
	Riverside Community College District GO	3.000%	8/1/36	1,000	1,088
	Riverside Community College District GO	3.000%	8/1/36	2,000	2,176
	Riverside Community College District GO	3.000%	8/1/37	2,125	2,304
	Riverside Community College District GO	3.000%	8/1/38	1,890	2,039
	Riverside Community College District GO	3.000%	8/1/38	3,665	3,955
	Riverside Community College District GO	3.000%	8/1/39	2,110	2,270
	Riverside Community College District GO	3.000%	8/1/39	3,500	3,765
[4]	Riverside County Asset Leasing Corp. Lease (Abatement) Revenue (Riverside County Hospital Project)	0.000%	6/1/25	6,835	6,543
[6]	Riverside County CA Public Financing Authority Lease Revenue TOB VRDO	0.190%	9/3/20	7,500	7,500
[1,6]	Riverside County CA Public Financing Authority Tax Allocation Revenue TOB VRDO	0.140%	9/3/20	2,420	2,420
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/28	500	600
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/30	1,070	1,265
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/32	1,150	1,345
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/35	1,930	2,227

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/36	2,010	2,312
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/37	1,000	1,147
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/22	1,800	1,988
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/23	2,100	2,416
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/24	2,060	2,461
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/30	9,885	12,074
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/32	10,620	12,863
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	4.125%	11/1/40	490	542
	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	9/1/20	2,665	2,665
	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/20	375	376
[2]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	9/1/21	2,550	2,673
	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/21	250	263
[2]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	9/1/22	1,830	1,997
	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/22	350	381
[2]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	9/1/23	2,445	2,776
[1]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/33	3,535	4,335
[1]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/35	1,195	1,457
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/21	1,150	1,210
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/22	1,320	1,440
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/23	1,905	2,159
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/24	2,005	2,355
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/25	1,440	1,743
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/27	1,160	1,384
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/31	2,930	3,340
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/32	3,075	3,498
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/33	1,230	1,397
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project Area)	5.000%	10/1/29	875	1,034

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,8]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/2021	0.000%	10/1/22	375	388
[1,8]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/2021	0.000%	10/1/27	520	608
[1,8]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/2021	0.000%	10/1/30	750	863
[1,8]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/2021	0.000%	10/1/32	590	670
[1,8]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/2021	0.000%	10/1/37	1,015	1,136
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/22	2,500	2,419
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/23	3,630	3,450
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/24	6,985	6,510
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/31	5,000	3,802
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/32	4,000	2,930
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/33	5,500	3,881
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/34	3,500	2,385
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	3,000	3,416
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	4,075	4,640
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	3,000	3,416
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	2,000	2,277
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/22	560	618
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/23	325	374
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/24	300	359
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/25	300	372
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/26	375	478
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/27	480	630
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/28	565	760
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/29	350	467
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/30	620	819
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/31	600	785
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/32	550	712
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/33	635	819

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/34	650	835
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/35	1,100	1,408
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/36	875	1,115
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,265	1,465
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,045	1,202
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,055	1,206
	Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/20	1,280	1,280
	Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/23	1,410	1,535
	Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/25	1,555	1,689
	Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/26	1,615	1,750
	Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/27	1,710	1,850
	Riverside Unified School District GO	4.000%	8/1/29	850	1,044
	Riverside Unified School District GO	4.000%	8/1/30	850	1,038
	Riverside Unified School District GO	4.000%	8/1/31	1,250	1,517
	Riverside Unified School District GO	4.000%	8/1/34	1,100	1,303
	Riverside Unified School District GO	4.000%	8/1/35	1,000	1,177
	Riverside Unified School District GO	3.000%	8/1/36	2,000	2,149
	Riverside Unified School District GO	3.000%	8/1/37	2,000	2,139
	Riverside Unified School District GO	3.000%	8/1/38	2,310	2,461
	Riverside Unified School District GO	3.000%	8/1/39	5,000	5,313
	Riverside Unified School District GO	3.000%	8/1/40	7,500	7,947
[4]	Rocklin Unified School District GO	0.000%	8/1/23	7,030	6,932
[4]	Rocklin Unified School District GO	0.000%	8/1/24	2,965	2,899
	Roseville CA	5.000%	9/1/20	1,055	1,055
	Roseville CA	5.000%	9/1/21	500	520
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/29	330	419
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/30	770	906
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/30	200	253
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/31	530	622
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/32	1,310	1,536
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/32	250	312
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/33	1,000	1,176
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/33	350	433
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/34	3,425	4,021
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/34	250	307
	Roseville CA Electric System Lease (Non-Terminable) Revenue	4.000%	2/1/36	4,530	5,220
	Roseville Finance Authority	4.000%	9/1/21	700	727
	Roseville Finance Authority	4.000%	9/1/22	1,000	1,077

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Roseville Finance Authority	5.000%	9/1/23	550	629
	Roseville Finance Authority	5.000%	9/1/24	1,100	1,308
	Roseville Finance Authority	5.000%	9/1/27	1,100	1,437
	Roseville Finance Authority	5.000%	9/1/29	750	966
[2]	Roseville Finance Authority	5.000%	9/1/30	2,000	2,554
[2]	Roseville Finance Authority	5.000%	9/1/31	2,665	3,376
[1]	Roseville Joint Union High School District (School Financing Project) COP	1.000%	6/1/26	300	298
[1]	Roseville Joint Union High School District (School Financing Project) COP	1.125%	6/1/27	370	367
[1]	Roseville Joint Union High School District (School Financing Project) COP	1.250%	6/1/28	615	608
[1]	Roseville Joint Union High School District (School Financing Project) COP	2.125%	6/1/35	2,000	1,968
	Roseville Joint Union High School District GO	0.000%	8/1/23	275	270
	Roseville Joint Union High School District GO	0.000%	8/1/24	580	565
	Roseville Joint Union High School District GO	0.000%	8/1/25	555	534
	Roseville Joint Union High School District GO	0.000%	8/1/26	500	472
	Roseville Joint Union High School District GO	5.000%	8/1/27	185	239
	Roseville Joint Union High School District GO	0.000%	8/1/28	500	439
[2]	Roseville Joint Union High School District GO	0.000%	8/1/29	3,215	2,844
	Roseville Joint Union High School District GO	0.000%	8/1/29	1,085	910
	Roseville Joint Union High School District GO	5.000%	8/1/29	200	255
	Roseville Joint Union High School District GO	0.000%	8/1/30	1,000	799
	Roseville Joint Union High School District GO	5.000%	8/1/30	300	380
[2]	Roseville Joint Union High School District GO	0.000%	8/1/31	6,815	5,703
	Roseville Joint Union High School District GO	0.000%	8/1/31	1,585	1,204
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/24	915	1,044
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/27	420	515
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/22	445	490
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/24	300	358
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/26	280	332
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/27	650	770
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/28	250	295
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/29	500	589
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/31	1,160	1,362
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/33	1,280	1,499
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/34	1,340	1,567
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/21	600	624
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/21	1,000	1,034
	Sacramento CA City Unified School District GO	5.000%	7/1/22	230	247
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/22	940	1,015
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/22	750	798
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/23	1,575	1,772
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/27	345	411
	Sacramento CA City Unified School District GO	5.000%	8/1/27	205	255
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/30	385	454
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/31	655	699
	Sacramento CA Cogeneration Authority Electric Power & Light Revenue (Procter & Gamble Project), ETM	5.250%	7/1/21	1,000	1,042
[6]	Sacramento CA Municipal Utility District Revenue TOB VRDO	0.190%	9/3/20	7,500	7,500
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/23	525	570
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/24	425	474

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/25	450	513
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/26	500	579
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/27	1,535	1,795
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/28	1,605	1,898
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/29	1,240	1,458
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/30	955	1,116
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	2,000	2,325
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	1,840	2,133
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/32	1,395	1,611
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/33	1,235	1,418
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	1,485	1,701
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	2,145	2,452
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/35	2,000	2,277
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/36	1,200	1,360
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/37	2,405	2,718
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,290	1,454
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,375	1,555
	Sacramento CA Water Revenue, Prere.	5.000%	9/1/23	3,210	3,660
	Sacramento City Financing Authority Lease (Abatement) Revenue	4.000%	12/1/20	3,700	3,735
	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/20	2,000	2,024
[1]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	1,300	1,578
[1]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	1,725	2,088
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	5,000	4,646
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/27	15,815	13,952
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/31	5,000	3,884
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/34	3,990	2,799
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/22	520	558
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/22	380	408
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/23	465	526
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/23	1,000	1,132
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/23	715	800

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/23	345	386
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	500	587
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	1,000	1,174
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	1,195	1,384
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	245	284
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,175	1,427
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	805	978
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,175	1,403
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	2,185	2,609
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,440	1,799
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,225	1,530
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,210	1,480
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,080	1,321
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,000	1,277
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,815	2,269
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	1,250	1,252
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	1,410	1,800
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	500	645
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	500	645
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	2,310	2,932
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	5,240	5,248
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	1,280	1,640
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	1,250	1,602
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	3,410	4,303
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	500	637
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	1,845	2,315
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	1,175	1,487
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	665	842
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	1,510	1,883
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	750	942

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,183
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	2,000	2,358
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	1,250	1,552
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	2,530	3,131
	Sacramento County CA Airport System Port, Airport & Marina Revenue, ETM	5.000%	7/1/22	595	646
	Sacramento County CA Airport System Port, Airport & Marina Revenue, ETM	5.000%	7/1/22	1,000	1,086
	Sacramento County CA COP	5.000%	10/1/27	1,100	1,389
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/27	2,725	3,602
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/28	2,725	3,677
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/29	4,190	5,792
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/30	3,400	4,796
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/30	2,055	2,409
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/34	5,335	6,215
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/44	25,000	28,741
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/21	2,725	2,848
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/22	4,000	4,381
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/23	4,000	4,567
[3]	Sacramento Municipal Utility District Electric Power & Light Revenue	5.250%	7/1/24	10,085	11,308
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/25	5,455	5,958
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/25	2,555	3,151
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/25	1,500	1,850
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/26	2,540	3,229
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/26	2,000	2,542
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/27	4,905	5,577
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/28	2,000	2,272
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/30	6,435	7,007
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/32	2,615	3,509
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/33	2,970	3,964
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/37	1,025	1,155

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	13,745	15,333
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	2,525	2,995
	Sacramento Regional Transit District Transit Revenue	5.000%	3/1/22	680	682
	Sacramento Regional Transit District Transit Revenue	5.000%	3/1/28	1,575	1,577
	Sacramento Regional Transit District Transit Revenue	5.000%	3/1/29	1,660	1,662
	Sacramento Regional Transit District Transit Revenue	5.000%	3/1/30	1,875	1,877
	Sacramento Regional Transit District Transit Revenue	5.000%	3/1/31	1,970	1,972
	Sacramento Regional Transit District Transit Revenue, Prere.	5.000%	9/1/20	405	405
	Sacramento Regional Transit District Transit Revenue, Prere.	5.000%	9/1/20	925	925
	Sacramento Regional Transit District Transit Revenue, Prere.	5.000%	9/1/20	975	975
	Sacramento Regional Transit District Transit Revenue, Prere.	5.000%	9/1/20	1,100	1,100
	Sacramento Regional Transit District Transit Revenue, Prere.	5.000%	9/1/20	1,155	1,155
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/21	2,300	2,420
	Salinas Union High School District GO	4.000%	8/1/36	1,000	1,201
	Salinas Union High School District GO	4.000%	8/1/37	1,000	1,196
	Salinas Union High School District GO	4.000%	8/1/38	1,200	1,431
	Salinas Union High School District GO	4.000%	8/1/39	1,000	1,189
	Salinas Union High School District GO	4.000%	8/1/40	1,000	1,186
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/21	225	237
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/22	225	246
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/23	350	399
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/24	470	556
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/25	560	684
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/26	890	1,117
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/27	1,245	1,605
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/28	2,315	3,055
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/29	1,415	1,857
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/30	1,115	1,454
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/33	1,370	1,745
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/35	2,500	3,161
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/37	5,880	7,379
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/38	3,250	4,064
[2]	San Bernardino City Unified School District GO	5.000%	8/1/21	1,230	1,284
[2]	San Bernardino City Unified School District GO	5.000%	8/1/22	1,525	1,666

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	San Bernardino City Unified School District GO	5.000%	8/1/23	1,100	1,252
[2]	San Bernardino City Unified School District GO	5.000%	8/1/24	1,400	1,581
[2]	San Bernardino City Unified School District GO	5.000%	8/1/26	1,310	1,477
[4]	San Bernardino City Unified School District GO	0.000%	8/1/27	300	277
[2]	San Bernardino City Unified School District GO	5.000%	8/1/28	470	600
[2]	San Bernardino City Unified School District GO	5.000%	8/1/29	550	698
[2]	San Bernardino City Unified School District GO	0.000%	8/1/30	11,700	10,061
[2]	San Bernardino City Unified School District GO	5.000%	8/1/30	630	796
[2]	San Bernardino City Unified School District GO	5.000%	8/1/31	230	288
[2]	San Bernardino Community College District GO	0.000%	8/1/23	2,655	2,613
	San Bernardino Community College District GO	4.000%	8/1/34	125	148
	San Bernardino Community College District GO	4.000%	8/1/35	220	259
	San Bernardino Community College District GO	4.000%	8/1/36	255	299
	San Bernardino Community College District GO	4.000%	8/1/37	370	432
	San Bernardino Community College District GO	4.000%	8/1/38	475	553
	San Bernardino Community College District GO	4.000%	8/1/39	600	697
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	5,000	5,546
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	10,000	11,107
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	10,660	11,823
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	12,010	13,320
	San Bernardino Community College District GO, Prere.	5.000%	8/1/23	4,375	4,986
	San Bernardino Community College District GO, Prere.	5.000%	8/1/23	4,550	5,186
	San Bernardino Community College District GO, Prere.	5.000%	8/1/23	4,150	4,723
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	826
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	864
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	747
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	781
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,165	788
	San Bernardino Community College District GO, Prere.	5.000%	8/1/25	5,000	6,149
	San Bernardino Community College District GO, Prere.	5.000%	8/1/25	8,370	10,255
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/24	4,005	4,725
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	15,420	18,789
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/26	13,870	17,347
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	9,670	12,399
[4]	San Bernardino County CA (Medical Center Financing Project) COP	5.500%	8/1/22	8,940	9,599

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	5,880	6,452
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	12,750	14,505
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/25	6,750	7,913
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/26	14,000	16,895
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	14,840	15,219
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/23	100	111
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/27	790	974
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/29	1,315	1,594
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/30	210	253
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/31	2,335	2,795
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/32	2,735	3,255
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/33	815	966
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/34	3,050	3,601
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/35	1,610	1,895
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/36	1,500	1,759
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/37	1,070	1,252
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,230	1,435
	San Diego CA Unified School District GO	5.000%	7/1/21	15,000	15,604
	San Diego CA Unified School District GO	5.000%	7/1/22	1,580	1,719
	San Diego CA Unified School District GO	4.000%	7/1/25	2,500	2,946
	San Diego CA Unified School District GO	5.000%	7/1/25	1,695	2,079
	San Diego CA Unified School District GO	0.000%	7/1/26	3,500	3,298
	San Diego CA Unified School District GO	5.000%	7/1/26	5,590	6,852
[2]	San Diego CA Unified School District GO	5.500%	7/1/26	7,565	9,836
	San Diego CA Unified School District GO	0.000%	7/1/27	3,060	2,826
	San Diego CA Unified School District GO	0.000%	7/1/28	6,885	6,212
	San Diego CA Unified School District GO	5.000%	7/1/28	6,555	8,003
	San Diego CA Unified School District GO	5.000%	7/1/28	725	885
	San Diego CA Unified School District GO	0.000%	7/1/29	1,250	1,072
	San Diego CA Unified School District GO	0.000%	7/1/29	3,250	2,860
	San Diego CA Unified School District GO	5.000%	7/1/29	750	914
	San Diego CA Unified School District GO	5.000%	7/1/29	3,330	4,203
	San Diego CA Unified School District GO	0.000%	7/1/30	2,010	1,651
	San Diego CA Unified School District GO	0.000%	7/1/30	2,570	2,199
	San Diego CA Unified School District GO	0.000%	7/1/30	2,330	1,994
	San Diego CA Unified School District GO	0.000%	7/1/30	9,725	8,322
	San Diego CA Unified School District GO	5.000%	7/1/30	7,610	8,595
	San Diego CA Unified School District GO	0.000%	7/1/31	2,300	1,806
	San Diego CA Unified School District GO	5.000%	7/1/31	1,200	1,456
	San Diego CA Unified School District GO	5.000%	7/1/31	3,000	3,842
	San Diego CA Unified School District GO	5.000%	7/1/31	8,985	10,137
	San Diego CA Unified School District GO	0.000%	7/1/32	2,000	1,499
	San Diego CA Unified School District GO	4.000%	7/1/32	1,000	1,144

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego CA Unified School District GO	5.000%	7/1/32	5,125	5,771
San Diego CA Unified School District GO	4.000%	7/1/33	2,000	2,272
San Diego CA Unified School District GO	5.000%	7/1/33	4,440	5,630
San Diego CA Unified School District GO	0.000%	7/1/34	2,600	1,979
San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,396
San Diego CA Unified School District GO	4.000%	7/1/34	2,025	2,398
San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,741
San Diego CA Unified School District GO	4.000%	7/1/35	3,600	4,061
San Diego CA Unified School District GO	4.000%	7/1/35	3,390	3,992
San Diego CA Unified School District GO	4.000%	7/1/35	2,000	2,474
San Diego CA Unified School District GO	0.000%	7/1/36	375	268
San Diego CA Unified School District GO	4.000%	7/1/36	1,640	1,994
San Diego CA Unified School District GO	4.000%	7/1/36	2,145	2,608
San Diego CA Unified School District GO	4.000%	7/1/36	4,375	5,369
San Diego CA Unified School District GO	3.000%	7/1/37	4,000	4,473
San Diego CA Unified School District GO	4.000%	7/1/37	5,155	6,010
San Diego CA Unified School District GO	4.000%	7/1/37	1,735	2,099
San Diego CA Unified School District GO	4.000%	7/1/37	1,585	1,917
San Diego CA Unified School District GO	3.000%	7/1/38	6,095	6,738
San Diego CA Unified School District GO	4.000%	7/1/38	1,805	2,175
San Diego CA Unified School District GO	4.000%	7/1/39	1,570	1,883
San Diego CA Unified School District GO	4.000%	7/1/39	2,000	2,399
San Diego CA Unified School District GO, ETM	0.000%	7/1/26	4,925	4,731
San Diego CA Unified School District GO, ETM	0.000%	7/1/27	5,470	5,190
San Diego CA Unified School District GO, ETM	0.000%	7/1/28	1,115	1,045
San Diego CA Unified School District GO, ETM	0.000%	7/1/30	625	552
San Diego Community College District GO	4.000%	8/1/32	23,150	27,298
San Diego Community College District GO, Prere.	5.000%	8/1/22	4,100	4,478
San Diego Community College District GO, Prere.	5.000%	8/1/23	1,000	1,140
San Diego Community College District GO, Prere.	5.000%	8/1/23	2,150	2,450
San Diego County CA COP	5.000%	10/15/24	2,125	2,539
San Diego County CA COP	5.000%	10/15/25	5,305	6,331
San Diego County CA COP	5.000%	10/15/26	2,590	3,088
San Diego County CA COP	5.000%	10/15/27	2,000	2,381
San Diego County CA COP	5.000%	10/15/28	1,400	1,663
San Diego County CA COP	5.000%	10/15/29	2,010	2,381
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	425	468
San Diego County CA Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	1,710	1,907
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	805	958
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,395	1,709
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	2,450	2,994
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	2,195	2,675
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	1,660	1,863
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	3,780	4,242
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	380	426
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	1,265	1,471

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	7,115	8,272
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	1,000	1,200
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	3,700	4,439
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	300	360
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	200	246
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	1,000	1,232
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	5,310	6,543
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	400	493
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	330	417
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	1,535	1,937
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	5,465	6,898
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	400	505
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	350	438
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	1,140	1,468
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	5,570	7,173
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	335	431
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	310	386
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	2,755	3,613
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	350	459
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	590	730
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	750	976
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,500	1,940
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	345	456
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,320	1,730
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	4,500	5,778
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,000	1,225
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	360	472
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,525	1,987
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,670	3,410
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,315	1,603

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	455	593
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,840	2,342
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,010	1,228
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	2,875	3,645
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,212
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	2,765	3,340
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	5,800	7,323
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,500	1,739
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,690	2,036
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	560	718
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	1,505	1,739
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,850	3,641
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	585	747
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	3,035	3,865
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	615	783
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	6,000	7,505
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	650	825
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	4,115	5,226
[4]	San Diego County Water Authority COP	5.250%	5/1/22	7,075	7,678
	San Diego County Water Authority Water Revenue	5.000%	5/1/26	2,090	2,641
[10]	San Diego County Water Authority Water Revenue	5.000%	5/1/26	3,000	3,694
[10]	San Diego County Water Authority Water Revenue	5.000%	5/1/27	1,800	2,279
[10]	San Diego County Water Authority Water Revenue	5.000%	5/1/28	3,000	3,890
[10]	San Diego County Water Authority Water Revenue	5.000%	5/1/29	3,100	4,116
[10]	San Diego County Water Authority Water Revenue	5.000%	5/1/30	2,200	2,976
[10]	San Diego County Water Authority Water Revenue	5.000%	5/1/31	1,585	2,186
	San Diego County Water Authority Water Revenue	5.000%	5/1/35	13,795	16,783
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/32	1,000	1,366
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/33	500	679
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/34	600	812
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/35	1,110	1,495

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	4.000%	8/1/38	1,350	1,658
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	4.000%	8/1/39	2,500	3,060
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	4.000%	8/1/40	3,365	4,106
	San Diego Public Facilities Financing Authority Lease Revenue	5.000%	8/1/36	8,280	10,570
	San Diego Public Facilities Financing Authority Lease Revenue	5.000%	8/1/37	3,360	4,276
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/34	5,000	6,185
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/35	5,205	6,432
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/36	5,000	6,170
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/22	3,230	3,531
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/25	4,270	5,230
	San Diego Public Facilities Financing Authority Water Revenue, Prere.	5.000%	8/1/22	2,000	2,182
	San Diego Public Facilities Financing Authority Water Revenue, Prere.	5.000%	8/1/22	4,190	4,572
	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/20	1,000	1,000
	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	2,135	2,238
	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	1,040	1,135
	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	1,055	1,198
[2]	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	9/1/26	3,665	3,472
	San Dieguito Union High School District GO	4.000%	8/1/32	1,065	1,251
	San Dieguito Union High School District GO	4.000%	8/1/35	1,855	2,138
	San Dieguito Union High School District GO, Prere.	4.000%	8/1/23	1,750	1,941
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/28	1,685	2,070
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	6,595	7,495
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	4,000	4,934
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	1,600	1,964
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/36	1,875	2,371
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/39	2,500	2,491
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/40	2,000	1,977
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/41	3,595	3,526
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/27	5,765	6,965
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/28	2,510	3,027
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/30	550	661

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/31	2,215	2,657
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/32	1,625	1,946
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/33	1,500	1,793
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/34	1,615	1,903
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/36	3,035	3,551
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/37	2,510	2,928
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/38	3,045	3,533
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/39	2,075	2,402
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	290	315
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	690	750
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	755	821
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	780	848
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	1,885	2,050
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	2,045	2,224
San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	8,085	9,102
San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	8,405	9,358
San Francisco CA City & County COP	5.000%	4/1/27	13,095	15,795
San Francisco CA City & County COP	5.000%	4/1/28	465	558
San Francisco CA City & County COP	4.000%	9/1/30	5,215	5,701
San Francisco CA City & County COP	4.000%	9/1/31	5,100	5,563
San Francisco CA City & County COP	4.000%	9/1/32	5,680	6,178
San Francisco CA City & County COP	4.000%	4/1/35	9,870	11,035
San Francisco CA City & County COP	4.000%	9/1/35	5,170	5,592
San Francisco CA City & County COP	4.000%	4/1/36	10,665	11,865
San Francisco CA City & County COP	4.000%	4/1/37	8,590	9,972
San Francisco CA City & County COP	4.000%	4/1/38	4,930	5,692
San Francisco CA City & County COP	4.000%	4/1/39	5,290	6,094
San Francisco CA City & County COP	4.000%	4/1/40	9,660	11,071
San Francisco CA City & County GO	5.000%	6/15/22	2,640	2,805
San Francisco CA City & County GO	5.000%	6/15/23	4,000	4,247
San Francisco CA City & County GO	5.000%	6/15/23	2,220	2,409
San Francisco CA City & County GO	5.000%	6/15/23	4,070	4,417
San Francisco CA City & County GO	5.000%	6/15/24	2,335	2,533
San Francisco CA City & County GO	5.000%	6/15/24	4,270	4,632
San Francisco CA City & County GO	5.000%	6/15/25	4,485	4,864
San Francisco CA City & County GO	5.000%	6/15/26	2,920	3,305
San Francisco CA City & County GO	5.000%	6/15/27	5,815	6,578
San Francisco CA City & County GO	4.000%	6/15/28	4,190	4,594
San Francisco CA City & County GO	4.000%	6/15/29	4,545	4,970
San Francisco CA City & County GO	4.000%	6/15/29	7,130	8,033
San Francisco CA City & County GO	4.000%	6/15/32	1,650	2,028
San Francisco CA City & County GO	4.000%	6/15/33	8,160	9,065
San Francisco CA City & County GO	4.000%	6/15/33	200	243
San Francisco CA City & County GO	4.000%	6/15/34	275	332

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco CA City & County GO	4.000%	6/15/35	200	240
[6]	San Francisco CA City & County Multi-Family Housing Revenue (1500 Mission Street Apartments) TOB VRDO	0.440%	9/3/20	8,100	8,100
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/20	2,010	2,026
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/21	1,165	1,231
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/22	945	1,044
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/23	4,245	4,890
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/23	1,425	1,642
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/24	1,000	1,200
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	6,035	7,364
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	7,755	9,407
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	1,000	1,213
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	5,410	6,557
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	2,640	3,141
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	3,830	4,557
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	1,830	2,177
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	3,510	3,773
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	12,685	15,322
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	3,300	3,915
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	4,025	4,775
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	1,925	2,283
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	3,660	4,354
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/30	3,470	4,104
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/30	4,230	5,002
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/30	2,025	2,395
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/31	3,650	4,303
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/31	4,450	5,246
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/31	2,130	2,511
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/31	1,000	1,199
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	2,675	3,198
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	3,835	4,508

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	4,680	5,501
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	2,240	2,633
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	6,280	7,825
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	2,500	2,936
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	5,000	5,863
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	8,145	10,099
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	4,000	4,683
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/36	8,625	9,917
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	1,100	1,308
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/38	1,520	1,773
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/39	5,090	5,930
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	5,000	5,402
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	3,020	3,260
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	5,730	6,191
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/21	5,210	5,369
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/22	6,410	6,897
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/22	1,705	1,835
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/23	3,335	3,732
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/24	5,775	6,485
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	1,700	1,974
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	3,245	3,768
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/25	3,625	4,165
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	2,110	2,531
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	6,180	7,414
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/27	2,040	2,499

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/28	7,625	8,164
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/28	2,220	2,706
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/29	1,885	2,288
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/29	7,240	9,484
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/30	4,790	4,922
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/30	5,000	6,494
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	635	764
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	4,150	5,350
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	10,125	12,947
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	9,090	11,418
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/37	2,750	3,246
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	10,405	13,024
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/38	3,945	4,641
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	10,000	12,479
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/39	2,125	2,492
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/40	830	970
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue, Prere.	5.000%	5/3/21	550	568
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue, Prere.	5.000%	5/3/21	1,150	1,187
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue, Prere.	5.000%	5/3/21	1,200	1,239
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/26	5,865	7,252
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/26	1,795	2,220

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/27	1,885	2,320
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/28	10,235	11,213
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/30	13,170	14,397
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	14,015	15,314
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	2,000	2,431
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	3,610	3,943
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	3,000	3,637
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	9,495	11,480
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	3,550	4,565
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	125	160
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	9,980	12,038
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/36	10,495	12,642
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	3,135	3,985
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	4,790	6,065
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	10/1/23	3,000	3,101
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	860	1,010
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	400	486
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/26	1,585	1,979
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/32	1,000	1,214
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/33	660	796
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/34	660	792
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/35	900	1,074
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/36	625	742
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/24	305	358

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/25	400	486
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/26	500	624
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/27	500	621
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/28	885	1,094
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/29	745	917
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/30	550	674
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/31	800	976
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/32	860	1,044
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/33	750	904
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/34	555	666
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/35	620	740
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/36	780	926
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/21	160	167
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/22	125	136
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/23	120	136

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/24	135	159
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/24	440	517
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/25	240	281
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	140	163
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	500	621
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/29	460	531
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/31	400	459
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/32	525	600
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/32	450	546
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/33	670	808
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/34	225	255
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/34	700	840
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/35	400	477
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/36	350	415
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	8/1/21	2,030	2,120
San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/29	1,585	1,755
San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/31	1,060	1,172

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/32	2,170	2,394
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/33	3,025	3,331
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/34	1,640	1,855
	San Francisco Unified School District GO	5.000%	6/15/24	1,100	1,298
	San Francisco Unified School District GO	5.000%	6/15/27	6,475	7,610
	San Francisco Unified School District GO	5.000%	6/15/28	10,170	11,935
	San Francisco Unified School District GO	4.000%	6/15/32	5,300	5,611
	San Francisco Unified School District GO	4.000%	6/15/33	3,140	3,782
	San Francisco Unified School District GO	4.250%	6/15/33	4,000	4,247
	San Francisco Unified School District GO	4.000%	6/15/34	2,500	2,994
	San Francisco Unified School District GO	4.000%	6/15/35	2,000	2,378
	San Francisco Unified School District GO	4.000%	6/15/36	2,500	2,961
	San Francisco Unified School District GO	3.000%	6/15/38	5,000	5,404
	San Francisco Unified School District GO	3.000%	6/15/39	4,000	4,305
	San Francisco Unified School District GO	3.000%	6/15/40	4,000	4,291
[2]	San Jacinto Unified School District COP	5.000%	9/1/20	575	575
[2]	San Jacinto Unified School District COP	5.000%	9/1/21	850	889
[2]	San Jacinto Unified School District COP	5.000%	9/1/23	470	535
[2]	San Jacinto Unified School District COP	5.000%	9/1/24	985	1,166
[2]	San Jacinto Unified School District COP	5.000%	9/1/29	1,255	1,681
[2]	San Jacinto Unified School District COP	5.000%	9/1/31	1,385	1,860
[2]	San Jacinto Unified School District COP	5.000%	9/1/33	1,525	2,015
[2]	San Jacinto Unified School District COP	5.000%	9/1/35	1,685	2,206
	San Joaquin County Transportation Authority Sales Tax Revenue	4.000%	3/1/21	710	724
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/22	320	343
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/33	7,115	8,882
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/34	1,485	1,846
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/35	5,750	7,129
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/36	4,725	6,112
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/38	3,385	4,343
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/22	580	574
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	7,140	6,696
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/27	100	87
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	12,210	14,008
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/31	50	39
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	160	119
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/34	4,460	5,016
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/23	16,000	15,866
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	14,750	14,503
	San Jose CA Hotel Tax Hotel Occupancy Tax Revenue	6.125%	5/1/31	5,000	5,096

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Jose Evergreen Community College District GO	4.000%	9/1/29	600	758
	San Jose Evergreen Community College District GO	4.000%	9/1/30	700	878
	San Jose Evergreen Community College District GO	4.000%	9/1/31	700	872
	San Jose Evergreen Community College District GO	4.000%	9/1/32	900	1,110
	San Jose Evergreen Community College District GO	4.000%	9/1/33	850	1,037
	San Jose Evergreen Community College District GO	5.000%	9/1/34	1,000	1,168
	San Jose Evergreen Community College District GO	3.000%	9/1/36	1,700	1,868
	San Jose Evergreen Community College District GO	3.000%	9/1/37	2,250	2,465
	San Jose Evergreen Community College District GO	3.000%	9/1/38	2,325	2,539
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/21	7,595	7,921
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/22	3,500	3,806
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/23	5,000	5,656
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	5,000	5,873
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/26	3,650	4,535
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/27	2,335	2,960
	San Jose Unified School District GO	5.000%	8/1/22	500	547
	San Jose Unified School District GO	5.000%	8/1/23	400	456
	San Jose Unified School District GO	5.000%	8/1/24	525	624
	San Jose Unified School District GO	5.000%	8/1/26	775	987
	San Jose Unified School District GO	5.000%	8/1/27	780	1,023
[2]	San Juan Unified School District GO	0.000%	8/1/25	10,000	9,697
[2]	San Juan Unified School District GO	0.000%	8/1/26	12,215	11,649
	San Juan Unified School District GO	4.000%	8/1/31	3,250	3,846
[1]	San Leandro Unified School District GO	4.000%	8/1/27	150	182
[1]	San Leandro Unified School District GO	4.000%	8/1/28	200	247
[1]	San Leandro Unified School District GO	4.000%	8/1/29	375	458
[1]	San Leandro Unified School District GO	4.000%	8/1/30	300	364
[1]	San Leandro Unified School District GO	4.000%	8/1/31	400	482
[1]	San Leandro Unified School District GO	4.000%	8/1/32	525	628
[1]	San Leandro Unified School District GO	4.000%	8/1/33	400	476
[1]	San Leandro Unified School District GO	4.000%	8/1/34	670	795
[1]	San Leandro Unified School District GO	4.000%	8/1/35	275	325
[1]	San Leandro Unified School District GO	4.000%	8/1/36	1,230	1,449
[1]	San Leandro Unified School District GO	4.000%	8/1/37	905	1,063
[1]	San Leandro Unified School District GO	4.000%	8/1/38	810	948
[1]	San Leandro Unified School District GO	4.000%	8/1/39	400	467
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project)	5.000%	3/1/24	855	957
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project)	5.000%	3/1/25	970	1,084
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project)	5.000%	3/1/26	500	558

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project)	5.000%	3/1/27	1,070	1,191
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project)	5.000%	3/1/28	600	667
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project)	5.000%	3/1/33	2,790	3,104
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/25	800	952
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/26	635	774
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/27	600	748
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/28	890	1,103
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/30	750	920
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/31	1,060	1,290
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/32	850	1,027
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/33	1,135	1,366
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/35	1,000	1,196
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/36	1,325	1,580
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/37	1,750	2,081
	San Marcos Unified School District GO	0.000%	8/1/25	2,300	2,207
	San Marcos Unified School District GO	0.000%	8/1/30	2,000	1,711
	San Marcos Unified School District GO	5.000%	8/1/30	4,050	5,218
	San Marcos Unified School District GO	0.000%	8/1/31	2,000	1,661
	San Marcos Unified School District GO	5.000%	8/1/31	3,625	4,642
	San Marcos Unified School District GO	0.000%	8/1/32	2,500	2,014
	San Marcos Unified School District GO	4.000%	8/1/32	300	361
	San Marcos Unified School District GO	5.000%	8/1/34	3,545	4,432
	San Marcos Unified School District GO	5.000%	8/1/35	4,000	4,978
	San Marcos Unified School District GO	5.000%	8/1/36	3,375	4,186
	San Marcos Unified School District GO	4.000%	8/1/37	4,015	4,665
	San Marcos Unified School District GO	4.000%	8/1/38	9,140	10,567
[4]	San Mateo County Community College District GO	0.000%	9/1/21	4,645	4,632
[4]	San Mateo County Community College District GO	0.000%	9/1/22	5,675	5,633
[4]	San Mateo County Community College District GO	0.000%	9/1/24	2,825	2,769
[4]	San Mateo County Community College District GO	0.000%	9/1/25	4,000	3,870
[4]	San Mateo County Community College District GO	0.000%	9/1/30	5,740	5,000
	San Mateo County Community College District GO	4.000%	9/1/34	2,670	3,234
	San Mateo County Community College District GO	5.000%	9/1/36	1,000	1,328
	San Mateo County Community College District GO	5.000%	9/1/37	1,000	1,323
	San Mateo County Community College District GO	5.000%	9/1/38	750	989

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Mateo County Transit District Sales Tax Revenue	5.000%	6/1/21	1,385	1,435
	San Mateo County Transit District Sales Tax Revenue	4.000%	6/1/22	600	641
	San Mateo County Transit District Sales Tax Revenue	5.000%	6/1/22	805	873
	San Mateo County Transit District Sales Tax Revenue	4.000%	6/1/23	1,540	1,701
	San Mateo County Transit District Sales Tax Revenue	5.000%	6/1/23	900	1,019
	San Mateo County Transit District Sales Tax Revenue	4.000%	6/1/24	750	856
	San Mateo County Transit District Sales Tax Revenue	5.000%	6/1/31	1,365	1,638
	San Mateo Foster CA City School District GO, Prere.	4.000%	8/1/25	1,580	1,867
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/38	600	712
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/39	600	710
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/40	550	649
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/34	840	1,109
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/35	1,535	1,878
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/36	1,425	1,862
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/37	2,750	3,338
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/39	1,250	1,508
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/21	1,035	1,069
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	7/15/22	1,335	1,454
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	7/15/23	1,630	1,847
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/32	4,500	5,138
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/33	5,000	5,687
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/23	1,210	1,366
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/27	2,000	2,343
[2]	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/35	4,875	6,208
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/36	6,075	7,696
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/37	6,435	8,127
	San Mateo Union High School District GO	0.000%	9/1/24	2,665	2,524
	San Mateo Union High School District GO	4.000%	9/1/32	3,155	3,622

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Mateo Union High School District GO	4.000%	9/1/33	3,540	4,145
	San Mateo Union High School District GO	4.000%	9/1/33	1,950	2,283
	San Mateo Union High School District GO	4.000%	9/1/35	1,585	1,836
	San Mateo Union High School District GO, Prere.	0.000%	9/1/23	2,725	2,588
	San Mateo Union High School District GO, Prere.	5.000%	9/1/23	1,315	1,499
	San Mateo Union High School District GO, Prere.	5.000%	9/1/23	725	827
	San Mateo Union High School District GO, Prere.	5.000%	9/1/23	1,285	1,469
	San Mateo Union High School District GO, Prere.	5.000%	9/1/23	715	818
[2]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/22	1,000	1,079
[2]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/23	1,250	1,402
[2]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/27	1,770	2,039
[2]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/28	1,860	2,132
[2]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/30	2,275	2,588
[4]	San Rafael CA City High School District GO	0.000%	8/1/25	410	395
[4]	San Rafael CA City High School District GO	0.000%	8/1/26	3,315	3,139
[4]	San Rafael CA City High School District GO	0.000%	8/1/29	6,505	5,775
	San Rafael CA City High School District GO	4.000%	8/1/35	1,075	1,312
	San Rafael CA City High School District GO	4.000%	8/1/36	1,200	1,452
	San Rafael CA City High School District GO	3.000%	8/1/38	1,200	1,299
	San Rafael CA City High School District GO	3.000%	8/1/39	1,000	1,079
	San Rafael CA City High School District GO	3.000%	8/1/40	1,450	1,554
[4]	San Rafael City Elementary School District GO	0.000%	8/1/25	1,765	1,695
[4]	San Rafael City Elementary School District GO	0.000%	8/1/29	3,025	2,652
	San Rafael City Elementary School District GO	3.000%	8/1/34	325	354
	San Rafael City Elementary School District GO	3.000%	8/1/35	1,210	1,309
	San Rafael City Elementary School District GO	3.000%	8/1/37	825	884
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/25	1,020	974
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/27	1,700	1,553
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/28	1,800	1,605
[1]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/25	1,520	1,817
[1]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/26	1,595	1,884
[1]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/27	1,670	1,963
	San Ramon Valley CA Unified School District GO	4.000%	8/1/28	1,225	1,347
	San Ramon Valley CA Unified School District GO	4.000%	8/1/28	1,225	1,347
	San Ramon Valley CA Unified School District GO	4.000%	8/1/32	2,000	2,292
[1]	San Ysidro School District (School Facilities Bridge Funding Program) COP	5.000%	9/1/27	100	108
[1]	San Ysidro School District (School Facilities Bridge Funding Program) COP	5.000%	9/1/31	200	215
[1]	San Ysidro School District (School Facilities Bridge Funding Program) COP	5.000%	9/1/34	200	214

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	San Ysidro School District (School Facilities Bridge Funding Program) COP	5.000%	9/1/37	320	342
[4]	San Ysidro School District GO	0.000%	8/1/26	4,770	4,340
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/21	125	131
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/22	100	109
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/23	100	114
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/24	130	154
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/25	150	185
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/26	200	255
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/27	250	328
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/28	275	340
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/29	350	430
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/30	500	610
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/31	500	607
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/32	500	602
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/33	860	1,025
[2]	Santa Ana Unified School District (Capital Appreciation-Financing Project) COP	0.000%	4/1/32	1,750	1,360
[4]	Santa Ana Unified School District GO	0.000%	8/1/31	3,875	3,174
	Santa Barbara Unified School District GO	4.000%	8/1/30	875	1,068
	Santa Barbara Unified School District GO	4.000%	8/1/30	300	366
	Santa Clara CA Electric Electric Power & Light Revenue, Prere.	5.000%	7/1/21	1,000	1,039
	Santa Clara CA Electric Electric Power & Light Revenue, Prere.	5.250%	7/1/21	2,525	2,629
	Santa Clara CA Electric Electric Power & Light Revenue, Prere.	4.000%	1/1/23	4,720	5,122
	Santa Clara CA Electric Electric Power & Light Revenue, Prere.	4.000%	1/1/23	5,200	5,643
	Santa Clara CA Electric Electric Power & Light Revenue, Prere.	4.000%	1/1/23	5,230	5,675
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/22	6,060	6,562
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/22	4,090	4,429
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/25	6,510	7,955
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/26	6,800	8,281
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/15/33	7,500	8,490
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/34	11,190	11,908
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/35	8,665	9,200
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,000	2,153

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/37	2,000	2,135
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,000	2,113
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/39	2,000	2,107
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/40	2,000	2,085
	Santa Clara County GO	5.000%	8/1/28	8,830	9,631
	Santa Clara Unified School District GO	5.000%	7/1/21	2,290	2,383
	Santa Clara Unified School District GO	5.000%	7/1/22	2,060	2,243
	Santa Clara Unified School District GO	5.000%	7/1/23	2,185	2,482
	Santa Clara Unified School District GO	5.000%	7/1/25	3,595	4,246
	Santa Clara Unified School District GO	4.000%	7/1/29	6,650	7,938
	Santa Clara Unified School District GO	4.000%	7/1/29	8,235	9,830
	Santa Clara Unified School District GO	4.000%	7/1/30	8,800	10,450
	Santa Clara Unified School District GO	3.000%	7/1/31	4,460	4,913
	Santa Clara Unified School District GO	3.000%	7/1/32	4,770	5,206
	Santa Clara Unified School District GO	3.000%	7/1/33	1,610	1,741
	Santa Clara Unified School District GO	4.000%	7/1/33	8,750	10,211
	Santa Clara Unified School District GO	3.000%	7/1/34	5,430	5,841
	Santa Clara Unified School District GO	3.000%	7/1/36	6,150	6,541
	Santa Clara Unified School District GO	3.000%	7/1/37	6,545	6,944
	Santa Clara Unified School District GO	3.000%	7/1/38	3,225	3,405
	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.010%	9/1/20	11,500	11,500
	Santa Clara Valley Water District COP	5.000%	6/1/21	525	544
	Santa Clara Valley Water District COP	5.000%	6/1/22	550	597
	Santa Clara Valley Water District COP	5.000%	6/1/23	845	956
[4]	Santa Clarita Community College District GO	0.000%	8/1/28	400	364
[2]	Santa Clarita Community College District GO	0.000%	8/1/29	3,030	2,690
[2]	Santa Clarita Community College District GO	0.000%	8/1/30	1,860	1,607
	Santa Clarita Community College District GO	3.000%	8/1/33	350	389
	Santa Clarita Community College District GO	3.000%	8/1/34	450	497
	Santa Clarita Community College District GO	3.000%	8/1/35	700	770
	Santa Clarita Community College District GO	3.000%	8/1/37	800	871
	Santa Clarita Community College District GO	3.000%	8/1/38	750	813
	Santa Clarita Community College District GO	3.000%	8/1/39	900	973
	Santa Clarita Community College District GO	3.000%	8/1/40	800	863
	Santa Clarita Community College District GO, Prere.	5.000%	8/1/22	5,450	5,953
[10]	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	4.000%	6/1/33	365	457
[10]	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	4.000%	6/1/34	700	871
[10]	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	3.000%	6/1/36	800	889
[10]	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	3.000%	6/1/38	875	965
[10]	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	3.000%	6/1/39	900	989
[10]	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	3.000%	6/1/40	700	766
	Santa Monica Community College District GO	0.000%	8/1/24	4,500	4,413
	Santa Monica Community College District GO	0.000%	8/1/26	11,025	10,508
	Santa Monica Community College District GO	4.000%	8/1/30	2,000	2,253
	Santa Monica Community College District GO	5.000%	8/1/30	500	664
	Santa Monica Community College District GO	5.000%	8/1/31	600	792
	Santa Monica Community College District GO	4.000%	8/1/32	2,565	2,864

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Monica Community College District GO	5.000%	8/1/32	535	700
	Santa Monica Community College District GO	4.000%	8/1/33	3,510	3,898
	Santa Monica Community College District GO	4.000%	8/1/33	500	609
	Santa Monica Community College District GO	4.000%	8/1/34	635	768
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/30	250	323
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/31	350	450
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/31	1,600	1,845
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/32	250	319
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/33	250	318
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/33	1,150	1,312
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/34	315	400
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/35	350	443
	Santa Monica-Malibu Unified School District GO	4.000%	7/1/36	430	510
	Santa Monica-Malibu Unified School District GO	4.000%	7/1/37	465	550
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/21	1,300	1,363
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/22	1,165	1,277
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/23	970	1,110
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/24	865	1,031
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/25	815	1,007
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/26	920	1,168
[2]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/28	11,095	10,063
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/29	2,870	3,127
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/30	3,055	3,326
[2]	Santa Rosa High School District GO	5.000%	8/1/28	500	631
[2]	Santa Rosa High School District GO	5.000%	8/1/30	800	1,004
[2]	Santa Rosa High School District GO	5.000%	8/1/32	1,095	1,361
[2]	Santa Rosa High School District GO	5.000%	8/1/34	965	1,192
[2]	Santa Rosa High School District GO	5.000%	8/1/35	750	924
	Santee CDC Successor Agency Tax Allocation Revenue	4.000%	8/1/21	600	620
	Santee CDC Successor Agency Tax Allocation Revenue	5.000%	8/1/22	570	620
	Sequoia Union High School District GO	4.000%	7/1/43	32,370	35,901
	Shasta-Tehama-Trinity Joint Community College District GO	5.000%	8/1/31	300	384
	Shasta-Tehama-Trinity Joint Community College District GO	5.000%	8/1/32	275	349
	Shasta-Tehama-Trinity Joint Community College District GO	4.000%	8/1/36	700	818
	Shasta-Tehama-Trinity Joint Community College District GO	4.000%	8/1/37	1,000	1,162
[10]	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/21	225	231
[10]	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	230	243
[10]	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	260	281
[10]	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	240	265

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	290	327
[10]	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	300	342
[10]	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	660	810
[10]	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	630	781
	Silicon Valley Clean Water Sewer Revenue	5.000%	8/1/21	725	757
	Silicon Valley Clean Water Sewer Revenue	5.000%	8/1/28	1,000	1,223
	Silicon Valley Clean Water Sewer Revenue	5.000%	8/1/35	1,000	1,205
	Simi Valley Unified School District GO	5.000%	8/1/21	1,220	1,274
	Simi Valley Unified School District GO	5.000%	8/1/22	1,500	1,640
	Simi Valley Unified School District GO	5.000%	8/1/23	2,500	2,850
	Simi Valley Unified School District GO	5.000%	8/1/24	3,455	4,101
[2]	Simi Valley Unified School District GO	0.000%	8/1/26	3,030	2,863
	Simi Valley Unified School District GO	5.000%	8/1/26	2,025	2,577
[2]	Simi Valley Unified School District GO	0.000%	8/1/27	2,950	2,736
[2]	Simi Valley Unified School District GO	0.000%	8/1/28	4,785	4,334
	Simi Valley Unified School District GO	4.000%	8/1/32	200	241
	Simi Valley Unified School District GO	4.000%	8/1/33	175	209
	Simi Valley Unified School District GO	3.000%	8/1/34	320	350
	Simi Valley Unified School District GO	3.000%	8/1/35	525	572
	Simi Valley Unified School District GO	3.000%	8/1/36	750	812
	Simi Valley Unified School District GO	4.000%	8/1/36	1,240	1,449
	Simi Valley Unified School District GO	3.000%	8/1/37	500	540
	Simi Valley Unified School District GO	4.000%	8/1/37	1,320	1,534
	Simi Valley Unified School District GO	4.000%	8/1/38	350	405
	Simi Valley Unified School District GO	4.000%	8/1/39	365	421
	Solana Beach School District	5.000%	9/1/29	2,115	2,275
	Solana Beach School District	5.000%	9/1/32	2,655	2,841
[4]	Solano County Community College District GO	0.000%	8/1/21	985	982
	Soledad Unified School District Ad Valorem Property Tax Revenue BAN	0.000%	8/1/21	2,120	2,110
	Sonoma County Junior College District GO	3.000%	8/1/39	1,055	1,139
	Sonoma County Transportation Authority Sales Tax Revenue	5.000%	12/1/22	2,520	2,792
	Sonoma Valley Unified School District GO	5.000%	8/1/32	1,250	1,513
	South Bay Union School District/San Diego County BAN GO	0.000%	8/1/22	2,250	2,228
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/31	320	424
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/32	500	655
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/33	900	1,173
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/34	1,345	1,747
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/37	2,240	2,872
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/38	2,630	3,359
	South Orange County Public Financing Authority	5.000%	8/15/23	1,000	1,066
	South Orange County Public Financing Authority	5.000%	8/15/25	1,250	1,331
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/33	355	436

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/35	700	849
South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/37	550	661
South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/38	870	1,040
South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/39	600	715
South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/40	700	824
South San Francisco Unified School District GO	4.000%	9/1/33	6,330	7,216
South San Francisco Unified School District GO	5.000%	9/1/40	150	179
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	4/1/24	3,600	4,170
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/25	6,790	8,120
Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/37	1,800	2,077
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/21	1,000	1,040
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/23	4,000	4,160
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/24	2,375	2,470
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/25	1,675	1,742
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/26	1,250	1,300
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/27	1,000	1,039
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	2.250%	5/1/21	45,800	45,886
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/26	320	404
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/27	350	455
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/28	585	781
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/29	430	587
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/30	400	558

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/31	325	450
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/32	500	684
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/33	840	1,135
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/34	875	1,172
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/35	600	799
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/36	800	1,060
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/37	1,000	1,320
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/39	1,305	1,570
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/40	625	748
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/24	850	1,004
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/25	1,085	1,330
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/26	700	884
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/27	1,135	1,476
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/28	3,860	5,151
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/29	2,000	2,732
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/30	1,725	2,406
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/31	1,630	2,255
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/32	1,400	1,916
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/33	1,215	1,642
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/34	1,555	2,082
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/35	1,585	2,109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/36	2,600	3,444
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/23	5,540	6,339
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/24	5,000	5,935
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/25	7,025	8,593
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/26	4,195	5,253
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	2,315	2,936
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/29	300	385
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/33	5,765	7,672
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/22	900	984
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/23	1,370	1,562
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/24	700	832
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/25	805	995
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/26	750	920
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/27	1,460	1,787
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/29	1,500	1,829
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/30	1,120	1,362
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/31	1,470	1,780
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/32	2,410	2,905
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/33	2,325	2,795
[5]	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/34	4,825	5,790
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/35	2,840	3,399
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/36	3,000	3,581
	Southwestern Community College District GO	0.000%	8/1/24	750	731
	Southwestern Community College District GO	0.000%	8/1/25	1,090	1,035
	Southwestern Community College District GO	0.000%	8/1/26	2,000	1,816
	Southwestern Community College District GO	0.000%	8/1/27	2,000	1,731
	Southwestern Community College District GO	0.000%	8/1/28	2,535	2,089
	Southwestern Community College District GO	5.000%	8/1/29	1,000	1,259
	Southwestern Community College District GO	5.000%	8/1/29	300	389
	Southwestern Community College District GO	5.000%	8/1/30	300	386
	Southwestern Community College District GO	4.000%	8/1/31	300	364
	Southwestern Community College District GO	4.000%	8/1/32	1,000	1,177
	Southwestern Community College District GO	4.000%	8/1/32	250	301
	Southwestern Community College District GO	4.000%	8/1/33	300	358
	Southwestern Community College District GO	4.000%	8/1/34	1,760	2,039
	Southwestern Community College District GO	4.000%	8/1/35	1,500	1,729
	Southwestern Community College District GO	4.000%	8/1/36	1,200	1,402
	Southwestern Community College District GO	4.000%	8/1/36	1,360	1,611

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southwestern Community College District GO	4.000%	8/1/37	2,385	2,771
	Southwestern Community College District GO	4.000%	8/1/37	730	864
	Southwestern Community College District GO	4.000%	8/1/38	1,750	2,023
	Southwestern Community College District GO	4.000%	8/1/38	1,110	1,307
	Southwestern Community College District GO	4.000%	8/1/39	1,745	2,042
	Southwestern Community College District GO	4.000%	8/1/40	1,890	2,203
[8]	St. Helena Unified School District GO, 4.000% coupon rate effective 8/1/2023	0.000%	8/1/27	4,550	4,846
	State Center Community College District GO	5.000%	8/1/27	635	833
	State Center Community College District GO	4.000%	8/1/34	1,000	1,184
	State Center Community College District GO	4.000%	8/1/36	1,045	1,221
	State Center Community College District GO	4.000%	8/1/37	1,000	1,162
[1]	Stockton Public Financing Authority	4.000%	9/2/20	580	580
[1]	Stockton Public Financing Authority	4.000%	9/2/21	450	467
[1]	Stockton Public Financing Authority	4.000%	9/2/22	950	1,012
[1]	Stockton Public Financing Authority	4.000%	9/2/23	660	724
[1]	Stockton Public Financing Authority	4.000%	9/2/24	1,090	1,229
[1]	Stockton Public Financing Authority	4.000%	9/2/25	1,100	1,270
[1]	Stockton Public Financing Authority	4.000%	9/2/26	1,170	1,376
	Stockton Public Financing Authority Lease (Non-Terminable) Revenue BAN	1.400%	6/1/22	17,500	17,485
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/20	500	502
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/23	725	820
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/24	900	1,054
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/25	1,000	1,208
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/26	1,000	1,239
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/27	2,200	2,795
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/28	1,815	2,356
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/29	1,540	1,987
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/30	1,765	2,264
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/32	1,635	2,064
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/33	1,290	1,617
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/34	1,590	1,984
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/35	1,550	1,926
[1]	Stockton Public Financing Authority Lease Revenue	4.000%	10/1/37	1,730	1,973
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/22	1,000	1,086
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/23	1,015	1,144
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/24	1,000	1,168
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/25	1,250	1,456
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/26	1,375	1,594

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/27	1,250	1,444
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/28	2,215	2,550
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/29	1,055	1,211
	Stockton Public Financing Authority Water Revenue (Delta Water Supply Project), Prere.	6.125%	10/1/23	1,000	1,181
[2]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,600	1,952
[2]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,500	1,813
[2]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,890	3,422
[2]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	2,000	2,364
	Stockton Unified School District GO	5.000%	8/1/21	2,185	2,279
	Stockton Unified School District GO	5.000%	8/1/22	2,650	2,883
[2]	Stockton Unified School District GO	5.000%	7/1/23	1,110	1,200
	Stockton Unified School District GO	5.000%	8/1/23	2,055	2,320
[2]	Stockton Unified School District GO	5.000%	7/1/24	1,570	1,697
[1]	Stockton Unified School District GO	5.000%	8/1/24	100	117
[2]	Stockton Unified School District GO	0.000%	8/1/27	740	683
[1]	Stockton Unified School District GO	5.000%	8/1/27	225	287
[1]	Stockton Unified School District GO	5.000%	8/1/28	1,000	1,163
[1]	Stockton Unified School District GO	5.000%	8/1/28	885	1,152
[1]	Stockton Unified School District GO	5.000%	8/1/29	600	696
[1]	Stockton Unified School District GO	5.000%	8/1/29	805	1,042
[2]	Stockton Unified School District GO	4.000%	8/1/30	1,960	2,175
[1]	Stockton Unified School District GO	5.000%	8/1/30	1,555	1,798
[1]	Stockton Unified School District GO	5.000%	8/1/30	130	167
[1]	Stockton Unified School District GO	5.000%	8/1/31	1,875	2,161
[1]	Stockton Unified School District GO	5.000%	8/1/32	2,060	2,368
[2]	Stockton Unified School District GO	0.000%	8/1/33	635	500
[1]	Stockton Unified School District GO	5.000%	8/1/33	2,250	2,582
[1]	Stockton Unified School District GO	5.000%	8/1/34	2,105	2,412
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/23	1,110	1,264
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/25	1,000	1,178
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/26	1,275	1,495
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/27	1,360	1,589
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/28	1,280	1,490
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/29	2,255	2,617
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/30	1,000	1,157
[2]	Sweetwater Union High School District GO	0.000%	8/1/23	1,575	1,527
	Sweetwater Union High School District GO	3.000%	8/1/23	815	864
[1]	Sweetwater Union High School District GO	5.000%	8/1/23	1,090	1,227
	Sweetwater Union High School District GO	3.000%	8/1/24	300	323
[1]	Sweetwater Union High School District GO	5.000%	8/1/24	1,255	1,464
	Sweetwater Union High School District GO	3.000%	8/1/25	455	498
[1]	Sweetwater Union High School District GO	5.000%	8/1/27	7,000	8,080
[1]	Sweetwater Union High School District GO	5.000%	8/1/28	8,000	9,200
	Sweetwater Union High School District GO	5.000%	8/1/35	5,000	5,768
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/25	330	399

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/26	175	218
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/27	185	230
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/28	390	484
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/29	480	594
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/30	475	586
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/31	180	222
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/32	175	216
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/33	225	276
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/34	245	300
[1]	Tahoe-Truckee Unified School District COP	4.000%	6/1/35	515	586
[1]	Tahoe-Truckee Unified School District COP	4.000%	6/1/36	255	289
[1]	Tahoe-Truckee Unified School District COP	4.000%	6/1/37	310	351
[1]	Tahoe-Truckee Unified School District COP	3.000%	6/1/38	1,485	1,567
[1]	Tahoe-Truckee Unified School District COP	4.000%	6/1/39	260	292
	Tahoe-Truckee Unified School District GO	5.000%	8/1/25	200	247
	Tahoe-Truckee Unified School District GO	5.000%	8/1/26	330	420
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	12/15/20	750	758
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	12/15/21	1,495	1,564
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/22	800	877
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/23	1,395	1,584
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/24	1,720	2,017
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/25	1,795	2,163
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/26	1,440	1,766
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/27	1,000	1,256
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/28	530	680
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/29	500	636
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/30	535	677
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/31	1,000	1,255
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/32	785	980
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/33	1,650	2,047
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/34	1,705	2,109
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/35	2,620	3,230
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/36	2,765	3,395
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/37	2,350	2,876
[1]	Temecula Valley Unified School District GO	4.300%	8/1/32	2,000	2,225
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,000	1,077
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,000	2,238

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/24	2,000	2,318
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,000	1,232
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,000	2,527
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,500	1,941
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	2.250%	6/1/29	575	623
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,985
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,655	4,826
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,000	1,309
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,000	2,602
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,000	3,888
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,000	1,288
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/37	1,000	1,282
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/38	2,000	2,557
	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/21	900	939
[2]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/23	400	453
[2]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	400	470
[2]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	960	1,166
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/25	600	719
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/26	600	737
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/27	615	774
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/28	720	924
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/29	665	870
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/30	500	657
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/31	600	783

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/32	500	648
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/33	500	645
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/34	600	771
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/35	700	895
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/37	1,000	1,269
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/38	1,000	1,265
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/39	1,000	1,261
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/40	1,165	1,465
	Transbay Joint Powers Authority Tax Allocation Revenue	2.400%	10/1/49	2,750	2,766
[1]	Tulare Local Health Care District GO	4.000%	8/1/21	300	310
[1]	Tulare Local Health Care District GO	4.000%	8/1/22	400	427
[1]	Tulare Local Health Care District GO	4.000%	8/1/23	720	791
[1]	Tulare Local Health Care District GO	4.000%	8/1/24	405	458
[1]	Tulare Local Health Care District GO	4.000%	8/1/25	455	526
[1]	Tulare Local Health Care District GO	4.000%	8/1/26	515	606
[1]	Tulare Local Health Care District GO	4.000%	8/1/27	580	693
[1]	Tulare Local Health Care District GO	4.000%	8/1/28	435	526
[1]	Tulare Local Health Care District GO	4.000%	8/1/29	735	897
[1]	Tulare Local Health Care District GO	4.000%	8/1/30	1,320	1,623
[1]	Tulare Local Health Care District GO	4.000%	8/1/32	1,380	1,658
[1]	Tulare Local Health Care District GO	4.000%	8/1/33	2,050	2,448
[1]	Tulare Local Health Care District GO	4.000%	8/1/34	2,325	2,756
[1]	Tulare Local Health Care District GO	4.000%	8/1/39	4,760	5,518
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/25	1,215	1,233
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/35	685	903
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/36	2,270	2,775
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/36	1,465	1,922
[10]	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/36	3,500	4,582
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/37	5,615	6,844
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/37	1,285	1,679
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/38	705	917
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/39	655	849
	Turlock Unified School District GO	3.000%	8/1/34	1,095	1,179
	Turlock Unified School District GO	3.000%	8/1/35	1,175	1,258
	Tustin Unified School District	5.000%	9/1/22	1,390	1,506
	Tustin Unified School District	5.000%	9/1/23	750	843
	Tustin Unified School District	5.000%	9/1/24	760	879
	Tustin Unified School District	5.000%	9/1/25	2,820	3,356
	Tustin Unified School District	5.000%	9/1/26	2,300	2,720
	Tustin Unified School District	5.000%	9/1/27	3,915	4,605
	Tustin Unified School District	5.000%	9/1/29	3,640	4,236
	Tustin Unified School District	5.000%	9/1/30	3,500	4,065

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Twin Rivers Unified School District GO	5.000%	8/1/21	550	574
[2]	Twin Rivers Unified School District GO	5.000%	8/1/21	850	886
[2]	Twin Rivers Unified School District GO	5.000%	8/1/22	515	561
[2]	Twin Rivers Unified School District GO	5.000%	8/1/22	625	681
[4]	Ukiah CA Unified School District GO	0.000%	8/1/25	3,175	3,040
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/31	1,820	2,136
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/32	1,360	1,589
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/33	3,000	3,495
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/35	1,250	1,450
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/36	1,000	1,157
[4]	Union Elementary School District GO	0.000%	9/1/29	1,335	1,192
	Union Elementary School District GO	0.000%	9/1/29	110	98
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/32	800	1,012
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/33	1,030	1,287
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/35	200	246
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/37	540	652
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/39	650	779
[6]	University of California CA College & University Revenue TOB VRDO	0.260%	9/3/20	30,870	30,870
[6]	University of California CA College & University Revenue TOB VRDO	0.260%	9/3/20	33,690	33,690
	University of California College & University Revenue	5.000%	5/15/23	2,010	2,272
	University of California College & University Revenue	5.000%	5/15/25	9,240	11,300
	University of California College & University Revenue	5.000%	5/15/25	2,670	3,272
	University of California College & University Revenue	4.000%	5/15/27	3,820	4,718
	University of California College & University Revenue	5.000%	5/15/27	7,075	8,616
	University of California College & University Revenue	4.000%	5/15/28	9,030	11,365
	University of California College & University Revenue	4.000%	5/15/28	7,110	8,912
	University of California College & University Revenue	5.000%	5/15/28	9,265	11,249
	University of California College & University Revenue	5.000%	5/15/28	7,110	8,614
	University of California College & University Revenue	4.000%	5/15/30	7,535	9,314
	University of California College & University Revenue	4.000%	5/15/30	7,705	9,492
[5]	University of California College & University Revenue	5.000%	5/15/30	3,515	3,958

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of California College & University Revenue	5.000%	5/15/30	1,195	1,490
University of California College & University Revenue	4.000%	5/15/31	5,270	6,412
University of California College & University Revenue	5.000%	5/15/31	2,315	2,776
University of California College & University Revenue	5.000%	5/15/31	15,095	19,177
University of California College & University Revenue	5.000%	5/15/31	9,010	10,827
University of California College & University Revenue	5.000%	5/15/32	3,250	4,222
University of California College & University Revenue	5.250%	5/15/32	5,000	5,835
University of California College & University Revenue	4.000%	5/15/33	12,715	15,018
University of California College & University Revenue	5.000%	5/15/33	15,470	17,366
University of California College & University Revenue	5.000%	5/15/33	5,910	7,627
University of California College & University Revenue	5.000%	5/15/33	12,095	15,151
University of California College & University Revenue	5.000%	5/15/33	5,415	6,078
University of California College & University Revenue	5.000%	5/15/33	5,025	6,188
University of California College & University Revenue	5.000%	5/15/33	6,995	8,345
University of California College & University Revenue	4.000%	5/15/34	10,620	12,494
University of California College & University Revenue	4.000%	5/15/34	10,000	11,065
University of California College & University Revenue	5.000%	5/15/34	15,905	17,840
University of California College & University Revenue	5.000%	5/15/34	12,800	15,972
University of California College & University Revenue	5.000%	5/15/34	3,955	4,858
University of California College & University Revenue	5.000%	5/15/34	6,395	8,003
University of California College & University Revenue	5.000%	5/15/34	1,525	1,962
University of California College & University Revenue	4.000%	5/15/35	5,790	6,790
University of California College & University Revenue	5.000%	5/15/35	11,290	14,045
University of California College & University Revenue	5.000%	5/15/35	2,060	2,524
University of California College & University Revenue	5.000%	5/15/35	5,160	6,438
University of California College & University Revenue	5.000%	5/15/35	4,210	5,394
University of California College & University Revenue	5.000%	5/15/35	625	822
University of California College & University Revenue	5.000%	5/15/35	10,000	13,427
University of California College & University Revenue	5.000%	5/15/36	5,425	6,630
University of California College & University Revenue	5.000%	5/15/36	4,295	5,482

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/36	15,040	18,647
	University of California College & University Revenue	5.000%	5/15/36	4,500	5,033
	University of California College & University Revenue	5.000%	5/15/36	1,250	1,637
	University of California College & University Revenue	5.000%	5/15/36	3,050	4,060
	University of California College & University Revenue	4.000%	5/15/37	14,400	17,501
	University of California College & University Revenue	5.000%	5/15/37	5,240	6,646
	University of California College & University Revenue	5.000%	5/15/37	9,530	11,817
	University of California College & University Revenue	5.000%	5/15/37	11,710	14,521
	University of California College & University Revenue	5.000%	5/15/37	14,620	18,603
	University of California College & University Revenue	5.000%	5/15/38	5,065	6,406
	University of California College & University Revenue	5.000%	5/15/38	19,090	24,224
	University of California College & University Revenue	5.000%	5/15/38	4,355	5,666
	University of California College & University Revenue	5.000%	5/15/38	10,065	13,238
	University of California College & University Revenue	5.000%	5/15/39	2,345	3,042
	University of California College & University Revenue	5.000%	5/15/39	10,000	13,111
	University of California College & University Revenue	4.000%	5/15/40	24,275	29,027
	University of California College & University Revenue	5.000%	5/15/40	135	174
	University of California College & University Revenue (Prerefunded-Limited Project), Prere.	5.000%	5/15/22	6,540	7,072
	University of California College & University Revenue (Unrefunded-Limited Project)	5.000%	5/15/32	7,490	8,070
	University of California College & University Revenue PUT	1.400%	5/15/21	5,050	5,063
[5]	University of California College & University Revenue PUT	5.000%	5/15/23	52,095	58,644
	University of California College & University Revenue VRDO	0.010%	9/1/20	19,900	19,900
	University of California College & University Revenue VRDO	0.010%	9/1/20	3,750	3,750
	University of California College & University Revenue, Prere.	5.000%	5/15/21	4,675	4,832
	University of California College & University Revenue, Prere.	5.000%	5/15/21	5,005	5,173
	University of California College & University Revenue, Prere.	5.000%	5/15/23	650	733
	University of California College & University Revenue, Prere.	5.000%	5/15/23	4,695	5,291
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	6,010	7,012
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	10,000	11,605

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	10,015	11,874
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	5,015	6,123
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	8,440	10,232
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	12,105	14,654
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	14,000	16,917
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	5,020	6,056
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.500%	5/15/36	10,000	11,418
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/20	13,600	13,600
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/20	12,605	12,605
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	14,940	16,837
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	5,000	5,635
Upland CA COP	5.000%	1/1/22	925	974
Upland CA COP	5.000%	1/1/23	900	982
Upland CA COP	5.000%	1/1/25	1,060	1,229
Upland CA COP	5.000%	1/1/26	500	595
Upland CA COP	5.000%	1/1/27	1,960	2,384
Upland CA COP	5.000%	1/1/28	2,030	2,506
Upland CA COP	5.000%	1/1/29	715	871
Upland CA COP	5.000%	1/1/30	1,450	1,749
Upland CA COP	5.000%	1/1/31	1,390	1,657
Upland CA COP	5.000%	1/1/33	1,710	2,004
Upland CA COP	5.000%	1/1/34	1,500	1,741
Upland CA COP	4.000%	1/1/35	2,025	2,153
Upland CA COP	4.000%	1/1/36	1,000	1,056
Upland Community Facilities District	5.000%	9/1/31	1,110	1,187
Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	5.000%	8/1/36	400	513
Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	5.000%	8/1/37	400	512
Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	5.000%	8/1/38	800	1,020
Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	5.000%	8/1/39	1,000	1,270
Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	5.000%	8/1/40	1,000	1,266
Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	5.000%	8/1/22	710	775
Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	5.000%	8/1/23	375	427

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	5.000%	8/1/24	275	325
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	4.000%	8/1/25	615	725
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	4.000%	8/1/26	710	860
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, Prere.	5.000%	8/1/26	545	692
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, Prere.	5.000%	8/1/26	1,235	1,568
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/22	600	652
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/23	865	977
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/24	1,325	1,552
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/25	1,390	1,623
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/26	1,460	1,697
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/27	1,200	1,390
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/28	1,200	1,382
	Vacaville Unified School District GO	4.000%	8/1/34	100	121
	Vacaville Unified School District GO	4.000%	8/1/35	200	240
	Vacaville Unified School District GO	4.000%	8/1/36	300	358
	Vacaville Unified School District GO	4.000%	8/1/37	300	355
	Vacaville Unified School District GO	4.000%	8/1/39	500	587
	Vacaville Unified School District GO	4.000%	8/1/40	500	584
[2]	Val Verde Unified School District COP	5.000%	3/1/25	250	297
[2]	Val Verde Unified School District COP	5.000%	3/1/26	260	317
[2]	Val Verde Unified School District COP	5.000%	3/1/27	275	343
[2]	Val Verde Unified School District COP	5.000%	3/1/28	280	358
[2]	Val Verde Unified School District COP	5.000%	3/1/29	450	571
[2]	Val Verde Unified School District COP	5.000%	3/1/30	850	1,073
[2]	Val Verde Unified School District COP	5.000%	3/1/31	1,015	1,270
[1]	Val Verde Unified School District GO	3.000%	8/1/21	250	256
[1]	Val Verde Unified School District GO	4.000%	8/1/21	570	589
[1]	Val Verde Unified School District GO	3.000%	8/1/22	250	263
[1]	Val Verde Unified School District GO	4.000%	8/1/22	500	535
[1]	Val Verde Unified School District GO	4.000%	8/1/23	450	496
[1]	Val Verde Unified School District GO	4.000%	8/1/27	120	145
[1]	Val Verde Unified School District GO	4.000%	8/1/28	115	141
[1]	Val Verde Unified School District GO	3.000%	8/1/30	220	244
[1]	Val Verde Unified School District GO	4.000%	8/1/30	125	152
[1]	Val Verde Unified School District GO	4.000%	8/1/31	100	121
[1]	Val Verde Unified School District GO	4.000%	8/1/33	300	358
[1]	Val Verde Unified School District GO	4.000%	8/1/33	140	167
[1]	Val Verde Unified School District GO	4.000%	8/1/35	250	296
[1]	Val Verde Unified School District GO	4.000%	8/1/36	150	177
[1]	Val Verde Unified School District GO	4.000%	8/1/37	200	235
[1]	Val Verde Unified School District GO	4.000%	8/1/37	250	294

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Val Verde Unified School District GO	4.000%	8/1/38	275	322
[1]	Val Verde Unified School District GO	4.000%	8/1/39	300	350
[1]	Val Verde Unified School District GO	4.000%	8/1/40	225	262
[1]	Val Verde Unified School District GO	4.000%	8/1/40	250	291
	Ventura County Community College District GO	0.000%	8/1/28	15,000	13,735
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	1,200	1,325
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	1,000	1,104
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	1,250	1,380
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	2,000	2,208
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	1,525	1,879
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/29	1,605	2,001
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/30	1,685	2,099
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/31	1,000	1,238
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/33	1,000	1,222
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/34	1,000	1,218
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/35	725	879
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/37	800	963
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	5/1/21	340	351
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	5/1/22	470	508
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/35	5,990	7,169
[2]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	265	278
[2]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	335	365
[2]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	400	454
[2]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	585	689
	Vista Unified School District GO	5.000%	8/1/24	5,000	5,462
	Vista Unified School District GO	3.000%	8/1/34	1,085	1,198
	Vista Unified School District GO	4.000%	8/1/35	1,210	1,477
	Vista Unified School District GO	3.000%	8/1/38	1,645	1,781
	Vista Unified School District GO	3.000%	8/1/39	1,300	1,403
	Walnut Energy Center Authority Electric Power & Light Revenue	5.000%	1/1/35	2,205	2,916
	Walnut Energy Center Authority Electric Power & Light Revenue	5.000%	1/1/36	2,805	3,689
	Walnut Valley Unified School District GO	5.000%	8/1/23	250	285
	Walnut Valley Unified School District GO	5.000%	8/1/24	350	416
[4]	Washington CA Unified School District/Yolo County GO	0.000%	8/1/27	3,440	3,144
	Washington Township Health Care District GO	5.000%	8/1/23	170	192
	Washington Township Health Care District GO	4.000%	8/1/24	625	704
	Washington Township Health Care District GO	5.000%	8/1/25	1,425	1,712
	Washington Township Health Care District GO	5.000%	8/1/26	1,395	1,716

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington Township Health Care District GO	4.000%	8/1/27	1,055	1,228
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	350	362
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	705	729
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	540	570
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	725	779
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	445
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	570	634
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	875	974
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	750	863
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	610	702
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	670	771
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	650	737
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	915
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	915
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	900	1,057
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	785	949
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,270	1,535
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	765	925
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	430	532
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	930	1,151
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	755	934
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	750	940
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,005	1,222
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,165	1,417
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	755	962
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,540	1,854
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	765	963
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.375%	7/1/31	615	654
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	1,000	1,090
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,340	2,772
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	500	617

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	1,870	1,908
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,975	3,490
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/34	2,195	2,253
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,970	3,209
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	625	675
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,935	2,077
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	600
	West Basin CA Municipal Water District Water Revenue	5.000%	8/1/22	2,010	2,197
[2]	West Contra Costa Unified School District GO	4.000%	8/1/24	300	341
[2]	West Contra Costa Unified School District GO	4.000%	8/1/24	300	341
[2]	West Contra Costa Unified School District GO	4.000%	8/1/25	265	310
[2]	West Contra Costa Unified School District GO	4.000%	8/1/25	250	292
[2]	West Contra Costa Unified School District GO	4.000%	8/1/26	415	494
[2]	West Contra Costa Unified School District GO	4.000%	8/1/26	400	477
	West Contra Costa Unified School District GO	6.000%	8/1/26	5,000	6,518
[11]	West Contra Costa Unified School District GO	0.000%	8/1/27	785	727
[2]	West Contra Costa Unified School District GO	4.000%	8/1/27	350	425
[2]	West Contra Costa Unified School District GO	4.000%	8/1/27	445	540
[4]	West Contra Costa Unified School District GO	0.000%	8/1/28	6,400	5,769
[2]	West Contra Costa Unified School District GO	4.000%	8/1/28	440	541
[2]	West Contra Costa Unified School District GO	4.000%	8/1/28	500	615
[2]	West Contra Costa Unified School District GO	0.000%	8/1/29	2,000	1,766
[2]	West Contra Costa Unified School District GO	4.000%	8/1/29	620	775
[2]	West Contra Costa Unified School District GO	4.000%	8/1/29	605	756
[4]	West Contra Costa Unified School District GO	0.000%	8/1/30	6,235	5,341
[2]	West Contra Costa Unified School District GO	4.000%	8/1/30	630	795
[2]	West Contra Costa Unified School District GO	4.000%	8/1/30	670	846
	West Contra Costa Unified School District GO	5.000%	8/1/30	3,425	3,948
[2]	West Contra Costa Unified School District GO	4.000%	8/1/31	1,000	1,243
[2]	West Contra Costa Unified School District GO	4.000%	8/1/31	850	1,057
	West Contra Costa Unified School District GO	5.000%	8/1/31	5,690	6,541
[2]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,350	1,513
[2]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,695	1,900
	West Contra Costa Unified School District GO	5.000%	8/1/32	5,560	6,383
	West Contra Costa Unified School District GO	5.000%	8/1/32	1,825	2,161
[11]	West Contra Costa Unified School District GO	0.000%	8/1/33	2,650	2,082
[4]	West Contra Costa Unified School District GO	0.000%	8/1/33	1,000	781
[2]	West Contra Costa Unified School District GO	0.000%	8/1/33	6,000	4,714
[2]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,000	1,109
[2]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,265	1,403
	West Contra Costa Unified School District GO	5.000%	8/1/33	3,265	3,744
	West Contra Costa Unified School District GO	5.000%	8/1/33	915	1,082
	West Contra Costa Unified School District GO	5.000%	8/1/33	1,020	1,206
[4]	West Contra Costa Unified School District GO	0.000%	8/1/34	100	76
[2]	West Contra Costa Unified School District GO	3.000%	8/1/34	1,695	1,865
[2]	West Contra Costa Unified School District GO	3.000%	8/1/34	1,800	1,981
	West Contra Costa Unified School District GO	5.000%	8/1/34	2,010	2,374
	West Contra Costa Unified School District GO	5.000%	8/1/34	1,070	1,264
[2]	West Contra Costa Unified School District GO	3.000%	8/1/35	1,000	1,095
	West Contra Costa Unified School District GO	5.000%	8/1/35	1,400	1,651
	West Contra Costa Unified School District GO	5.000%	8/1/35	1,000	1,179

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	West Contra Costa Unified School District GO	3.000%	8/1/36	910	992
[2]	West Contra Costa Unified School District GO	3.000%	8/1/37	750	814
[2]	West Contra Costa Unified School District GO	3.000%	8/1/38	660	708
[2]	West Contra Costa Unified School District GO	3.000%	8/1/38	700	751
[2]	West Contra Costa Unified School District GO	3.000%	8/1/39	665	711
[2]	West Contra Costa Unified School District GO	3.000%	8/1/39	700	748
[2]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	743
[2]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	743
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/38	930	993
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/39	2,020	2,150
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/40	1,060	1,122
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/42	3,640	3,827
	West Sonoma County Union High School District GO	5.000%	8/1/34	200	257
	West Sonoma County Union High School District GO	5.000%	8/1/37	500	635
	West Sonoma County Union High School District GO	5.000%	8/1/40	1,000	1,259
	West Valley-Mission Community College District GO	5.000%	8/1/31	200	241
	West Valley-Mission Community College District GO	4.000%	8/1/34	625	769
	West Valley-Mission Community College District GO	4.000%	8/1/35	700	856
	West Valley-Mission Community College District GO	4.000%	8/1/36	1,500	1,826
	West Valley-Mission Community College District GO	4.000%	8/1/38	1,800	2,177
	Western Municipal Water District Facilities Authority Lease (Non-Terminable) Revenue	5.000%	10/1/36	1,300	1,764
	Western Municipal Water District Facilities Authority Lease (Non-Terminable) Revenue	5.000%	10/1/37	3,000	4,055
	Western Municipal Water District Facilities Authority Lease (Non-Terminable) Revenue	5.000%	10/1/38	3,000	4,028
	Western Municipal Water District Facilities Authority Lease (Non-Terminable) Revenue	5.000%	10/1/39	3,100	4,149
[2]	Western Placer Unified School District COP	3.000%	8/1/21	325	333
[2]	Western Placer Unified School District COP	3.000%	8/1/23	600	644
	Western Placer Unified School District GO	5.000%	8/1/28	200	249
	Western Placer Unified School District GO	5.000%	8/1/29	200	252
	Western Placer Unified School District GO	5.000%	8/1/30	380	476
[1]	Western Placer Unified School District GO	4.000%	8/1/31	885	1,074
[1]	Western Placer Unified School District GO	4.000%	8/1/31	755	916
	Western Placer Unified School District GO	5.000%	8/1/31	565	704
[1]	Western Placer Unified School District GO	4.000%	8/1/32	920	1,107
[1]	Western Placer Unified School District GO	4.000%	8/1/34	990	1,172
[1]	Western Placer Unified School District GO	4.000%	8/1/34	545	645
[1]	Western Placer Unified School District GO	4.000%	8/1/35	1,025	1,207
[1]	Western Placer Unified School District GO	4.000%	8/1/35	630	742
[1]	Western Placer Unified School District GO	4.000%	8/1/36	1,070	1,250
[2]	Westlands Water District Water Revenue	5.000%	9/1/21	765	802
[2]	Westlands Water District Water Revenue	5.000%	9/1/22	765	839
[2]	Westlands Water District Water Revenue	5.000%	9/1/24	1,000	1,096
[2]	Westlands Water District Water Revenue	5.000%	9/1/25	1,250	1,369
	William S Hart Union High School District GO	5.000%	9/1/25	1,835	2,011
	William S Hart Union High School District GO	5.000%	9/1/26	1,085	1,189

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
William S Hart Union High School District GO	5.000%	9/1/27	1,585	1,736
William S Hart Union High School District GO	0.000%	8/1/33	570	450
Wiseburn School District GO	4.125%	8/1/33	2,045	2,154
Yuba Community College District GO	3.000%	8/1/28	1,000	1,146
Yuba Community College District GO	3.000%	8/1/29	2,000	2,278
				17,081,748
Guam (0.2%)
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/21	400	413
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/22	625	669
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	2,115	2,318
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	5,035	5,658
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	4,450	4,925
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	1,450	1,667
Guam Government Waterworks Authority Water Revenue, Prere.	5.250%	7/1/23	4,000	4,536
Guam Miscellaneous Taxes Revenue	5.000%	11/15/20	750	755
Guam Miscellaneous Taxes Revenue	5.000%	11/15/21	1,125	1,165
Guam Miscellaneous Taxes Revenue	5.000%	11/15/22	1,500	1,597
Guam Miscellaneous Taxes Revenue	5.125%	1/1/42	2,530	2,595
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/22	1,605	1,723
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,810	2,045
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,470	1,637
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	1,750	2,011
				33,714
Puerto Rico (0.4%)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	3,368	3,107
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	7,802	6,619
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	8,704	6,900
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,871	2,113
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	39,005	40,858

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	4,552	4,768
				64,365
Total Tax-Exempt Municipal Bonds (Cost $16,131,462)				17,179,827
Total Investments (99.8%) (Cost $16,131,462)				17,179,827
Other Assets and Liabilities—Net (0.2%)				31,549
Net Assets (100%)				17,211,376
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Securities with a value of $3,200,000 have been segregated as initial margin for open futures contracts.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, the aggregate value was $406,096,000, representing 2.4% of net assets.
7	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Step bond.
9	Scheduled principal and interest payments are guaranteed by bank letter of credit.
10	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2020.
11	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
12	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
13	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3M—3-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2020	1,537	193,710	123

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Long U.S. Treasury Bond	December 2020	(235)	(41,294)	180
Ultra Long U.S. Treasury Bond	December 2020	(196)	(43,298)	595
				775
				898
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	17,179,827	—	17,179,827
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	669	—	—	669
1	Represents variation margin on the last day of the reporting period.